REGISTRATION STATEMENT NO. 333-60227
                                                                       811-08909

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                               (Name of Depositor)

                                  ------------
                 One Cityplce, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                         The Travelers Insurance Company
                                  One Cityplace
                        Hartford, Connecticut 06103-3415
                     (Name and Address of Agent for Service)

                                  ------------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]    on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[ ]    __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[N/A] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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

         TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS PREMIER ADVISERS -- ASSETMANAGER ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                     VAN KAMPEN LIFE INVESTMENT TRUST
   All Cap Fund -- Class I(1)                                      Comstock Portfolio Class I Shares
   High Yield Bond Fund -- Class I                                 Emerging Growth Portfolio Class I Shares
   Investors Fund -- Class I                                       Enterprise Portfolio Class I Shares
   Small Cap Growth Fund -- Class I                                Government Portfolio Class I Shares
   Strategic Bond Fund -- Class I                                  Growth and Income Portfolio Class I Shares
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.                            Money Market Portfolio Class I Shares
   Emerging Markets Equity Portfolio, Class I
   Equity Growth Portfolio, Class I
   Global Value Equity Portfolio, Class I
   Mid Cap Growth Portfolio, Class I
   Technology Portfolio, Class I
   U.S. Mid Cap Value Portfolio, Class I(2)
   U.S. Real Estate Securities Portfolio, Class I
   Value Portfolio, Class I

--------------

(1)  Formerly Capital Fund -- Class I                           (2)  Formerly U.S. Mid Cap Core Portfolio,
                                                                     Class I

The Contract, certain contract features and/or some of the Funding Options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary.................................................  3   Miscellaneous Contract Provisions.......................   27
Summary..................................................  5      Right to Return......................................   27
Fee Table ...............................................  8      Termination..........................................   27
Condensed Financial Information ......................... 11      Required Reports.....................................   27
The Annuity Contract..................................... 11      Suspension of Payments...............................   28
   Contract Owner Inquiries.............................. 12   The Separate Accounts...................................   28
   Purchase Payments..................................... 12      Performance Information..............................   28
   Accumulation Units.................................... 12   Federal Tax Considerations..............................   29
   The Variable Funding Options.......................... 13      General Taxation of Annuities........................   29
The Fixed Account........................................ 15      Types of Contracts: Qualified and Non-qualified......   29
Charges and Deductions................................... 15      Qualified Annuity Contracts..........................   29
   General............................................... 15        Taxation of Qualified Annuity Contracts............   29
   Administrative Charges................................ 16        Mandatory Distributions for Qualified Plans........   30
   Mortality and Expense Risk Charge..................... 16      Non-qualified Annuity Contracts......................   31
   Variable Funding Option Expenses...................... 17        Diversification Requirements for
   Premium Tax........................................... 17          Variable Annuities...............................   31
   Changes in Taxes Based upon                                      Ownership of the Investments.......................   31
     Premium or Value.................................... 17        Taxation of Death Benefit Proceeds.................   31
Transfers................................................ 17      Other Tax Considerations.............................   31
   Dollar Cost Averaging................................. 18        Treatment of Charges for Optional Benefits.........   31
Access to Your Money..................................... 19        Penalty Tax for Premature Distribution.............   31
   Systematic Withdrawals................................ 20        Puerto Rico Tax Considerations.....................   32
   Loans................................................. 20        Non-Resident Aliens................................   32
Ownership Provisions..................................... 20   Other Information.......................................   32
   Types of Ownership.................................... 20      The Insurance Companies..............................   32
     Contract Owner...................................... 20      Financial Statements.................................   33
     Beneficiary......................................... 20      Distribution of Variable Annuity Contracts...........   33
     Annuitant........................................... 21      Conformity with State and Federal Laws...............   34
Death Benefit............................................ 21      Voting Rights........................................   34
  Death Proceeds before the Maturity Date................ 21      Restrictions on Financial Transactions...............   35
  Payment of Proceeds.................................... 22      Legal Proceedings and Opinions.......................   35
  Beneficiary Contract Continuance....................... 23   Appendix A: Condensed Financial
  Planned Death Benefit.................................. 24      Information for The Travelers Separate
  Death Proceeds after the Maturity Date................. 24        Account Seven for Variable Annuities...............  A-1
The Annuity Period....................................... 24   Appendix B: Condensed Financial
   Maturity Date......................................... 24      Information for The Travelers
   Allocation of Annuity................................. 25        Separate Account Eight for Variable
   Variable Annuity...................................... 25          Annuities........................................  B-1
   Fixed Annuity......................................... 25   Appendix C: Fixed Account...............................  C-1
Payment Options.......................................... 26   Appendix D: Contents of the Statement of
   Election of Options................................... 26      Additional Information...............................  D-1
   Annuity Options....................................... 26
   Income Options........................................ 26
   Variable Liquidity Benefit............................ 27

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                   TRAVELERS PREMIER ADVISERS -- ASSETMANAGER

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Seven for Variable Annuities ("Separate Account Seven"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Eight for Variable Annuities ("Separate Account Eight"). When we refer to the Separate Account, we are referring to either Separate Account Seven or Separate Account Eight, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity Contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include Contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%, and deduct the M&E at an annual rate that varies depending on the death benefit you choose:

                                                              CONTRACT            CONTRACT YEARS 7
                                                               YEARS                    AND
                                                                1-6                    LATER
                                                           ---------------      ---------------------
            Standard Death Benefit.......................      1.45%                   1.40%
            Enhanced Death Benefit.......................      1.60%                   1.40%

For Contracts with a value of less than $75,000 we also deduct an annual contract administrative charge of $50. Each Underlying Fund also charges for management costs and other expenses.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the

Contract. If you are younger than 591/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

     o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

     o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE....................    $50
(WAIVED IF CONTRACT VALUE IS $75,000 OR MORE)

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

             STANDARD DEATH
             BENEFIT                                          CONTRACT YEARS 1-6    CONTRACT YEARS 7 AND LATER
             ----------------------                          ---------------------  ---------------------------
             Mortality & Expense Risk Charge                        1.45%                     1.40%
             Administrative Expense Charge                          0.15%                     0.15%
                                                             ---------------------  ---------------------------

             Total Annual Separate Account Charges                  1.60%                     1.55%

             ENHANCED DEATH BENEFIT                           CONTRACT YEARS 1-6    CONTRACT YEARS 7 AND LATER
             -----------------------                         ---------------------  ---------------------------
             Mortality & Expense Risk Charge                        1.60%                     1.40%
             Administrative Expense Charge                          0.15%                     0.15%
                                                             ---------------------  ---------------------------

             Total Annual Separate Account Charges                  1.75%                     1.55%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....               0.61%                          1.71%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12B-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             --------------- -------------- ---------- -------------- ------------------ -----------------
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC.
   All Cap Fund -- Class I..      0.81%             --          0.08%        0.89%             --                0.89%(1)
   High Yield Bond Fund --
     Class I................      0.75%             --          0.39%        1.14%             --                --(6)
   Investors Fund -- Class I      0.68%             --          0.09%        0.77%             --                0.77%(2)
   Small Cap Growth Fund --
     Class I................      0.75%             --          0.28%        1.03%             --                1.03%
   Strategic Bond Fund --
     Class I................      0.75%             --          0.23%        0.98%             --                0.98%
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Emerging Markets Equity
     Portfolio, Class I.....      1.25%             --          0.46%        1.71%             --                --(6)
   Equity Growth Portfolio,
     Class I................      0.50%             --          0.34%        0.84%             --                0.84%(6)
   Global Value Equity
     Portfolio, Class I.....      0.67%             --          0.37%        1.04%             --                1.04%(6)
   Mid Cap Growth
     Portfolio, Class I.....      0.75%             --          0.38%        1.13%             --                --(6)
   Technology Portfolio,
     Class I................      0.80%             --          0.49%        1.29%             --                --(6)
   U.S. Mid Cap Value
     Portfolio, Class I.....      0.72%             --          0.30%        1.02%             --                1.02%(6)
   U.S. Real Estate
     Securities Portfolio,
     Class I................      0.76%             --          0.26%        1.02%             --                1.02%(6)
   Value Portfolio, Class I.      0.55%             --          0.40%        0.95%             --                -- (6)
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio
     Class I Shares.........      0.57%             --          0.04%        0.61%             --                0.61%
   Emerging Growth
     Portfolio Class I
     Shares.................      0.70%             --          0.07%        0.77%             --                0.77%
   Enterprise Portfolio                                                                                          --(3),
     Class I Shares.........      0.50%             --          0.13%        0.63%             --                (6)
   Government Portfolio                                                                                          --(4),
     Class I Shares.........      0.50%             --          0.15%        0.65%             --                (6)
   Growth and Income
     Portfolio Class I
     Shares.................      0.58%             --          0.04%        0.62%             --                0.62%
   Money Market Portfolio                                                                                        --(5),
     Class I Shares.........      0.49%             --          0.22%        0.71%             --                (6)

--------------

NOTES

(1) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(2) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(3) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(4) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser voluntarily waived $73,341 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(5) For the year ended December 31, 2004, the Adviser waived $68,600 of its investment advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The Adviser has agreed to waive all expenses in excess of .60% for Class I average net assets and .85% for Class II average net assets. This waiver is voluntary in nature and can be discontinued at any time.

(6) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                  VOLUNTARY FEE
                                                                                  WAIVER AND/OR
                                                                                     EXPENSE              NET TOTAL ANNUAL
       FUNDING OPTION                                                             REIMBURSEMENT          OPERATING EXPENSES
       ----------------                                                      ------------------------  ------------------------
       High Yield Bond Fund -- Class I....................................            0.14%                     1.00%
       Emerging Markets Equity Portfolio, Class I.........................            0.06%                     1.65%
       Mid Cap Growth Portfolio, Class I..................................            0.08%                     1.05%
       Technology Portfolio, Class I......................................            0.14%                     1.15%
       Value Portfolio, Class I...........................................            0.10%                     0.85%
       Enterprise Portfolio Class I Shares................................            0.03%                     0.60%
       Government Portfolio Class I Shares................................            0.05%                     0.60%
       Money Market Portfolio Class I Shares..............................            0.11%                     0.60%

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the enhanced death benefit.

EXAMPLE 1 -- CONTRACT WITH ENHANCED DEATH BENEFIT ELECTED

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Maximum Total Annual
Operating Expenses.........................    352      1071       1812       3702      352       1071       1812       3702
Underlying Fund with Minimum Total Annual
Operating Expenses.........................    242       745       1275       2655      242        745       1275       2655

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Premier Advisers -- AssetManager Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after May 2, 2005, the Contract is available for purchase to owners and Annuitants age 80 or under as of the Contract Date. Before May 2, 2005, the Contract was available for purchase by owners and Annuitants age 85 or under as of the Contract Date.

The ages of the owner and Annuitant determine which death benefits are available to you.

                                                         MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
      DEATH BENEFIT                                      ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                             Age 85
      Enhanced Death Benefit                             Age 75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New

York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset Class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         Salomon Brothers Asset
                                          normally invests in common stocks and        Management, Inc. ("SBAM")
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.
   High Yield Bond Fund -- Class I        Seeks total return consistent with the       SBAM
                                          preservation of capital. The Fund
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments and their agencies.
   Investors Fund -- Class I              Seeks long term growth of capital.           SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.
   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.
   Strategic Bond Fund -- Class I         Seeks to maximize total return               SBAM
                                          consistent with the preservation of
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley Investment
     Class I                              The Fund normally invests in                 Management Inc. ("Morgan Stanley")
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.
   Equity                                 Growth Portfolio, Class I Seeks
                                          long-term capital appreciation. Morgan
                                          Stanley The Fund normally invests in
                                          growth-oriented equity securities of
                                          large capitalization companies.
   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in equity
                                          securities of issuers throughout the
                         world, including U.S. issuers.
   Mid                                    Cap Growth Portfolio, Class I Seeks
                                          long-term capital appreciation. Morgan
                                          Stanley The Fund normally invests in
                                          common stocks and other equity
                                          securities of growth-oriented mid cap
                                          companies.
   Technology Portfolio, Class I          Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in equity
                                          securities of companies expected to
                                          benefit from their involvement in
                                          technology and technology related
                                          industries.
   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.
   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley
     Portfolio, Class I                   long-term capital appreciation. The
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley
                                          market cycle of three to five years.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class I Shares      Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and          ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.
   Emerging Growth Portfolio Class I      Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          companies that the manager believes
                                          are experiencing or will experience
                                          growth in earnings and/or cash flow
                                          that exceeds the average rate of
                                          earnings growth of the companies that
                                          comprise the S&P 500.
   Enterprise                             Portfolio Class I Shares Seeks capital
                                          appreciation. The Fund Van Kampen
                                          normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.
   Government                             Portfolio Class I Shares Seeks high
                                          current return consistent Van Kampen
                                          with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.
   Growth and Income Portfolio            Seeks long-term growth of capital and        Van Kampen
     Class I Shares                       income. The Fund normally invests in
                                          income producing equity securities.
   Money Market Portfolio Class I         Seeks protection of capital and high         Van Kampen
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     o the ability for you to make withdrawals and surrenders under the Contracts

     o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

     o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

     o administration of the annuity options available under the Contracts and

     o    the distribution of various reports to Contract Owners

Costs and expenses we incur include:

     o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

     o sales and marketing expenses including commission payments to your registered representative and

     o    other costs of doing business

Risks we assume include:

     o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

     o that the amount of the death benefit will be greater than the Contract Value and

     o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $50 annual Contract administrative charge and the administrative expense charge. We will deduct the annual Contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account or:

     (1)  from the distribution of death proceeds

     (2)  after an annuity payout has begun or

     (3) if the Contract Value on the date of assessment equals or is greater than $75,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

If you choose the Standard Death Benefit, the M&E charge is 1.45% annually for the first six Contract Years. Beginning in the seventh Contract Year, the charge is reduced to 1.40%.

If you choose the Enhanced Death Benefit, the M&E charge is 1.60% annually for the first six Contract Years. Beginning in the seventh Contract Year, the charge is reduced to 1.40%.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

               o    the dollar amount you request to transfer;

               o the number of transfers you made within the previous three months;

               o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

               o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

               o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

               o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

     o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

     o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

     o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve-months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6-Month, 12-Month or 24-Month DCA Program. The DCA Programs will generally have different credited interest rates. Under each Program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. For example, under the 12 Month Program, the interest rate can accrue up to 12-months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12-months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA program.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any outstanding loans and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 591/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

     o    the death benefit will not be payable upon the Annuitant's death

     o    the Contingent Annuitant becomes the Annuitant and

     o    all other rights and benefits will continue in effect.

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

STANDARD DEATH BENEFIT: We will pay a death benefit in an amount equal to the greater of (1), or (2) below, each reduced by any applicable premium tax and any outstanding loans:

     (1)  the Contract Value on the Death Report Date or

     (2) the total Purchase Payments made under the Contract less the total of any withdrawals.

ENHANCED DEATH BENEFIT: We will pay a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals not previously deducted and any outstanding loans:

     (1)  the Contract Value on the Death Report Date or

     (2) the total Purchase Payments made under the Contract less the total of any withdrawals or

     (3) the maximum "Step-Up Value" associated with any Contract Year anniversary occurring on or before the Annuitant's 80th birthday.

STEP-UP VALUE. We will establish a separate step-up value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date and will initially equal the Contract Value on the that anniversary. When you make an additional Purchase Payment, we increase the step-up value by the amount of that Purchase

Payment. When you make a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. We will recalculate step-up death benefit values related to any Purchase Payments or partial surrenders in the order that such Purchase Payments or partial surrenders occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, the step-up value is reduced by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 X (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

       50,000 X (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary            Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT           (ies), or if none, to      continue the Contract rather than
OWNER)                              the CONTRACT OWNER'S       receive the distribution.
                                    estate.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary            Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)               (ies), or if none, to      continue the Contract rather than
                                    the CONTRACT OWNER'S       receive the distribution.
                                    estate.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE         The surviving joint        Unless the surviving joint owner         Yes
ANNUITANT)                          owner.                     elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE             The beneficiary            Unless the beneficiary elects to         Yes
ANNUITANT)                          (ies), or if none, to      continue the Contract.
                                    the surviving joint
                                    owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary            Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     (ies), or if none, to      continue the Contract rather than
                                    the CONTRACT OWNER.        receive the distribution.
                                    If the Contract Owner
                                    is not living, then        But if there is a CONTINGENT
                                    to the surviving           ANNUITANT, then, the CONTINGENT
                                    joint owner.  If           ANNUITANT becomes the ANNUITANT and
                                    none, to the Contract      the Contract continues in effect
                                    Owner's estate.            (generally using the original
                                                               MATURITY DATE). The proceeds will
                                                               then be paid upon the death of the
                                                               CONTINGENT ANNUITANT OR CONTRACT
                                                               OWNER.
----------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                 Yes
OWNER)                              who is the ANNUITANT"
                                    above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                               Yes (Death of
NONNATURAL ENTITY/TRUST)            or, if none, to the                                                 ANNUITANT is
                                    CONTRACT OWNER.                                                     treated as death
                                                                                                        of the CONTRACT
                                                                                                        OWNER in these
                                                                                                        circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                               N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                               N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------


                               QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                    The beneficiary (ies),      Unless the beneficiary elects to          Yes
                                     or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S            receive a distribution.
                                     estate.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     o    transfer ownership

     o    take a loan

     o    make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

     o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. Income payments may be for a fixed period or a fixed amount. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70 1/2th birthday for Qualified Contracts and the Annuitant's 85th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days' before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 85th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 701/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Variable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Variable Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each Variable Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under Election of Options, all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each Variable Funding Option or the Fixed Account in proportion to the Cash Surrender Value attributable to each Variable Funding Option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to the present value of remaining certain payments. The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days' after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Seven and Separate Account Eight, respectively. Both Separate Account Seven and Separate Account Eight were established on June 30, 1998 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Seven and Separate Account Eight for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits.

Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 701/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 701/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 591/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o    The Travelers Insurance Company ("TIC")

     o    The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.


The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Variable Funding Option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2004        1.219           1.300                 168,996
                                                               2003        0.891           1.219                 161,440
                                                               2002        1.208           0.891                 132,363
                                                               2001        1.205           1.208                  39,809
                                                               2000        1.000           1.205                  31,674

   High Yield Bond Fund -- Class I (11/99)..................   2004        1.342           1.467                 101,489
                                                               2003        1.098           1.342                 128,672
                                                               2002        1.039           1.098                 151,999
                                                               2001        1.004           1.039                 154,624
                                                               2000        1.021           1.004                 158,209
                                                               1999        1.000           1.021                  34,570

   Investors Fund -- Class I (9/99).........................   2004        0.988           1.073                  86,570
                                                               2003        0.759           0.988                  86,608
                                                               2002        1.002           0.759                 123,009
                                                               2001        1.062           1.002                 117,926
                                                               2000        0.936           1.062                  67,701
                                                               1999        1.000           0.936                  23,365

   Small Cap Growth Fund -- Class I (5/00)..................   2004        0.847           0.960                 131,797
                                                               2003        0.578           0.847                 135,480
                                                               2002        0.900           0.578                 146,273
                                                               2001        0.986           0.900                  72,988
                                                               2000        1.000           0.986                  36,380

   Strategic Bond Fund -- Class I (9/99)....................   2004        1.334           1.400                 204,505
                                                               2003        1.197           1.334                 234,310
                                                               2002        1.118           1.197                 241,406
                                                               2001        1.062           1.118                 301,640
                                                               2000        1.006           1.062                 304,396
                                                               1999        1.000           1.006                 179,398

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio, Class I (10/99).......   2004        0.985           1.193                  35,695
                                                               2003        0.668           0.985                  34,517
                                                               2002        0.746           0.668                  36,922
                                                               2001        0.810           0.746                  62,084
                                                               2000        1.355           0.810                  64,292
                                                               1999        1.000           1.355                  21,280

   Equity Growth Portfolio, Class I (5/00)..................   2004        0.599           0.635                 426,887
                                                               2003        0.487           0.599                 487,595
                                                               2002        0.686           0.487                 486,926
                                                               2001        0.822           0.686                 206,800
                                                               2000        1.000           0.822                  85,629

   Global Value Equity Portfolio, Class I (8/99)............   2004        1.015           1.134                 435,939
                                                               2003        0.799           1.015                 476,863
                                                               2002        0.977           0.799                 399,006
                                                               2001        1.068           0.977                 416,510
                                                               2000        0.974           1.068                 295,389
                                                               1999        1.000           0.974                 139,371

   Mid Cap Growth Portfolio, Class I (5/00).................   2004        0.565           0.676                 171,741
                                                               2003        0.405           0.565                 178,984
                                                               2002        0.598           0.405                 164,805
                                                               2001        0.860           0.598                  88,256
                                                               2000        1.000           0.860                   4,436

   Mid Cap Value Portfolio, Class I (9/99)..................   2004        1.063           1.199                 318,873
                                                               2003        0.764           1.063                 301,209
                                                               2002        1.078           0.764                 424,866
                                                               2001        1.131           1.078                 414,617
                                                               2000        1.038           1.131                 309,687
                                                               1999        1.000           1.038                 104,342

   Technology Portfolio, Class I (5/00).....................   2004        0.240           0.233                  65,686
                                                               2003        0.165           0.240                 107,823
                                                               2002        0.329           0.165                 147,408
                                                               2001        0.653           0.329                 128,515
                                                               2000        1.000           0.653                  87,747

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I (10/99)..............   2004        1.625           2.181                  87,688
                                                               2003        1.200           1.625                  79,534
                                                               2002        1.229           1.200                  75,409
                                                               2001        1.137           1.229                  77,163
                                                               2000        0.903           1.137                  64,056

   Value Portfolio, Class I (6/99)..........................   2004        1.104           1.280                 186,618
                                                               2003        0.837           1.104                 186,559
                                                               2002        1.092           0.837                 144,268
                                                               2001        1.085           1.092                 144,649
                                                               2000        0.882           1.085                  30,921
                                                               1999        1.000           0.882                  17,311

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (8/00)..............   2004        1.178           1.365                 471,365
                                                               2003        0.913           1.178                 464,089
                                                               2002        1.149           0.913                 357,179
                                                               2001        1.198           1.149                 255,170
                                                               2000        0.937           1.198                  22,025

   Emerging Growth Portfolio -- Class I Shares (9/99).......   2004        0.799           0.842                 431,392
                                                               2003        0.638           0.799                 466,474
                                                               2002        0.960           0.638                 565,438
                                                               2001        1.424           0.960                 555,864
                                                               2000        1.610           1.424                 398,267
                                                               1999        1.000           1.610                 138,452

   Enterprise Portfolio -- Class I Shares (8/99)............   2004        0.643           0.658                 471,945
                                                               2003        0.519           0.643                 532,264
                                                               2002        0.746           0.519                 630,990
                                                               2001        0.953           0.746                 732,625
                                                               2000        1.134           0.953                 744,549
                                                               1999        1.000           1.134                 253,292

   Government Portfolio -- Class I Shares (8/99)............   2004        1.245           1.276                 628,723
                                                               2003        1.243           1.245                 639,942
                                                               2002        1.153           1.243                 460,823
                                                               2001        1.095           1.153                 225,207
                                                               2000        0.990           1.095                 186,883
                                                               1999        1.000           0.990                  92,300

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth and Income Portfolio -- Class I Shares (6/99).....   2004        1.195           1.345                 561,053
                                                               2003        0.948           1.195                 569,392
                                                               2002        1.127           0.948                 561,729
                                                               2001        1.216           1.127                 476,484
                                                               2000        1.035           1.216                 399,208
                                                               1999        1.000           1.035                 120,714

   Money Market Portfolio -- Class I Shares (8/99)..........   2004        1.065           1.056                 201,627
                                                               2003        1.076           1.065                 266,709
                                                               2002        1.080           1.076               2,133,733
                                                               2001        1.059           1.080               1,360,418
                                                               2000        1.016           1.059                 231,267
                                                               1999        1.000           1.016                 236,219

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2004        1.211           1.289                  54,463
                                                               2003        0.886           1.211                 238,220
                                                               2002        1.204           0.886                 270,116
                                                               2001        1.202           1.204                 209,946
                                                               2000        1.000           1.202                  23,852

   High Yield Bond Fund -- Class I (11/99)..................   2004        1.333           1.455                 140,369
                                                               2003        1.092           1.333                 141,776
                                                               2002        1.035           1.092                  98,725
                                                               2001        1.002           1.035                 138,256
                                                               2000        1.020           1.002                  74,807
                                                               1999        1.000           1.020                      --

   Investors Fund -- Class I (9/99).........................   2004        0.981           1.064                 211,918
                                                               2003        0.755           0.981                 234,921
                                                               2002        0.998           0.755                  91,212
                                                               2001        1.060           0.998                 104,129
                                                               2000        0.936           1.060                  10,030
                                                               1999        1.000           0.936                      --

   Small Cap Growth Fund -- Class I (5/00)..................   2004        0.843           0.953                 133,297
                                                               2003        0.576           0.843                 109,116
                                                               2002        0.898           0.576                  60,914
                                                               2001        0.985           0.898                  40,709
                                                               2000        1.000           0.985                  22,777

   Strategic Bond Fund -- Class I (9/99)....................   2004        1.325           1.389                 151,987
                                                               2003        1.191           1.325                 592,497
                                                               2002        1.114           1.191                 107,485
                                                               2001        1.060           1.114                  44,635
                                                               2000        1.005           1.060                  47,528
                                                               1999        1.000           1.005                      --

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio, Class I (10/99).......   2004        0.978           1.183                  53,087
                                                               2003        0.665           0.978                  55,783
                                                               2002        0.743           0.665                  32,951
                                                               2001        0.809           0.743                  60,964

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Emerging Markets Equity Portfolio, Class I  (continued)..   2000        1.354           0.809                  29,141
                                                               1999        1.000           1.354                      --

   Equity Growth Portfolio, Class I (5/00)..................   2004        0.596           0.631                 462,670
                                                               2003        0.485           0.596                 474,939
                                                               2002        0.684           0.485                 290,417
                                                               2001        0.821           0.684                 137,480
                                                               2000        1.000           0.821                 101,109

   Global Value Equity Portfolio, Class I (8/99)............   2004        1.008           1.125                 589,321
                                                               2003        0.795           1.008                 594,486
                                                               2002        0.974           0.795                 304,630
                                                               2001        1.066           0.974                 261,055
                                                               2000        0.973           1.066                 290,166
                                                               1999        1.000           0.973                  12,006

   Mid Cap Growth Portfolio, Class I (5/00).................   2004        0.562           0.672                 373,023
                                                               2003        0.404           0.562                 590,606
                                                               2002        0.597           0.404                  98,624
                                                               2001        0.859           0.597                 119,802
                                                               2000        1.000           0.859                  53,219

   Mid Cap Value Portfolio, Class I (9/99)..................   2004        1.056           1.189                 287,889
                                                               2003        0.760           1.056                 450,479
                                                               2002        1.074           0.760                 387,668
                                                               2001        1.129           1.074                 414,527
                                                               2000        1.037           1.129                 132,201
                                                               1999        1.000           1.037                      --

   Technology Portfolio, Class I (5/00).....................   2004        0.239           0.231                  94,625
                                                               2003        0.165           0.239                 476,304
                                                               2002        0.328           0.165                 151,000
                                                               2001        0.653           0.328                 164,385
                                                               2000        1.000           0.653                  32,154

   U.S. Real Estate Portfolio, Class I (10/99)..............   2004        1.614           2.163                  76,665
                                                               2003        1.194           1.614                  77,327
                                                               2002        1.225           1.194                  39,003

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I  (continued).........   2001        1.135           1.225                  53,571
                                                               2000        0.902           1.135                  31,544

   Value Portfolio, Class I (6/99)..........................   2004        1.097           1.270                 200,505
                                                               2003        0.832           1.097                 222,565
                                                               2002        1.088           0.832                 101,760
                                                               2001        1.083           1.088                 118,626
                                                               2000        0.882           1.083                 100,325
                                                               1999        1.000           0.882                  36,000

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (8/00)..............   2004        1.170           1.354                 420,903
                                                               2003        0.909           1.170                 799,971
                                                               2002        1.145           0.909                 332,193
                                                               2001        1.195           1.145                 277,237
                                                               2000        1.000           1.195                      --

   Emerging Growth Portfolio -- Class I Shares (9/99).......   2004        0.794           0.835                 289,147
                                                               2003        0.634           0.794                 292,146
                                                               2002        0.956           0.634                 268,835
                                                               2001        1.421           0.956                 343,306
                                                               2000        1.609           1.421                 165,661
                                                               1999        1.000           1.609                      --

   Enterprise Portfolio -- Class I Shares (8/99)............   2004        0.638           0.653                 242,090
                                                               2003        0.516           0.638                 381,009
                                                               2002        0.743           0.516                 330,363
                                                               2001        0.950           0.743                 400,900
                                                               2000        1.133           0.950                 234,646
                                                               1999        1.000           1.133                  10,646

   Government Portfolio -- Class I Shares (8/99)............   2004        1.237           1.266                 398,494
                                                               2003        1.237           1.237                 580,618
                                                               2002        1.148           1.237               1,563,105
                                                               2001        1.093           1.148               1,185,155
                                                               2000        0.989           1.093                 213,460
                                                               1999        1.000           0.989                  11,329

   Growth and Income Portfolio -- Class I Shares (6/99).....   2004        1.187           1.334                 665,905
                                                               2003        0.943           1.187               1,031,212

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth and Income Portfolio -- Class I Shares               2002        1.123           0.943                 732,398
   (continued)..............................................
                                                               2001        1.213           1.123                 687,988
                                                               2000        1.035           1.213                 247,975
                                                               1999        1.000           1.035                  54,000

   Money Market Portfolio -- Class I Shares (8/99)..........   2004        1.058           1.048                 101,011
                                                               2003        1.070           1.058                 113,919
                                                               2002        1.076           1.070               1,668,601
                                                               2001        1.056           1.076                 115,396
                                                               2000        1.015           1.056                  22,797
                                                               1999        1.000           1.015                 168,354


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.


                         SEPARATE ACCOUNT CHARGES 1.60%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2004        1.219           1.300                 867,428
                                                               2003        0.891           1.219                 908,946
                                                               2002        1.208           0.891                 822,720
                                                               2001        1.205           1.208               1,057,435
                                                               2000        1.035           1.205                 769,835
                                                               1999        1.000           1.035                 255,200

   High Yield Bond Fund -- Class I (7/99)...................   2004        1.342           1.467                 742,721
                                                               2003        1.098           1.342               1,338,493
                                                               2002        1.039           1.098               1,176,890
                                                               2001        1.004           1.039                 287,675
                                                               2000        1.021           1.004                 200,931
                                                               1999        1.000           1.021                 100,089

   Investors Fund -- Class I (7/99).........................   2004        0.988           1.073                 365,664
                                                               2003        0.759           0.988                 384,122
                                                               2002        1.002           0.759                 370,747
                                                               2001        1.062           1.002                 484,211
                                                               2000        0.936           1.062                 445,686
                                                               1999        1.000           0.936                 244,831

   Small Cap Growth Fund -- Class I (6/00)..................   2004        0.847           0.960                 491,098
                                                               2003        0.578           0.847                 504,804
                                                               2002        0.900           0.578                 502,537
                                                               2001        0.986           0.900                 264,373
                                                               2000        1.000           0.986                 129,935

   Strategic Bond Fund -- Class I (7/99)....................   2004        1.334           1.400               1,603,998
                                                               2003        1.197           1.334               1,871,925
                                                               2002        1.118           1.197               1,481,981
                                                               2001        1.062           1.118                 660,862
                                                               2000        1.006           1.062                 362,892
                                                               1999        1.000           1.006                  69,985

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio, Class I (7/99)........   2004        0.985           1.193                 351,391
                                                               2003        0.668           0.985                 736,235
                                                               2002        0.746           0.668                 376,914
                                                               2001        0.810           0.746                 370,025
                                                               2000        1.355           0.810                 485,308
                                                               1999        1.000           1.355                 353,532

   Equity Growth Portfolio, Class I (7/00)..................   2004        0.599           0.635               1,256,017
                                                               2003        0.487           0.599               1,412,514
                                                               2002        0.686           0.487               1,135,054
                                                               2001        0.822           0.686               1,048,607
                                                               2000        1.000           0.822                 447,299

   Global Value Equity Portfolio, Class I (7/99)............   2004        1.015           1.134               1,785,803
                                                               2003        0.799           1.015               1,645,461
                                                               2002        0.977           0.799               1,292,179
                                                               2001        1.068           0.977               1,268,490
                                                               2000        0.974           1.068                 898,718
                                                               1999        1.000           0.974                 452,564

   Mid Cap Growth Portfolio, Class I (6/00).................   2004        0.565           0.676                 654,359
                                                               2003        0.405           0.565                 693,580
                                                               2002        0.598           0.405                 418,051
                                                               2001        0.860           0.598                 503,152
                                                               2000        1.000           0.860                 498,288

   Mid Cap Value Portfolio, Class I (7/99)..................   2004        1.063           1.199               1,350,455
                                                               2003        0.764           1.063               1,506,736
                                                               2002        1.078           0.764               1,523,942
                                                               2001        1.131           1.078               1,407,358
                                                               2000        1.038           1.131               1,115,539
                                                               1999        1.000           1.038                 681,124

   Technology Portfolio, Class I (6/00).....................   2004        0.240           0.233                 741,481
                                                               2003        0.165           0.240                 749,359
                                                               2002        0.329           0.165                 955,215
                                                               2001        0.653           0.329                 839,503
                                                               2000        1.000           0.653                 403,059

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I (7/99)...............   2004        1.625           2.181                 457,565
                                                               2003        1.200           1.625                 514,854
                                                               2002        1.229           1.200                 554,848
                                                               2001        1.137           1.229                 491,439
                                                               2000        0.903           1.137                 182,392

   Value Portfolio, Class I (7/99)..........................   2004        1.104           1.280               1,297,403
                                                               2003        0.837           1.104               1,462,180
                                                               2002        1.092           0.837               1,170,119
                                                               2001        1.085           1.092               1,213,581
                                                               2000        0.937           1.085               1,066,814
                                                               1999        0.882           0.937                  37,587

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (7/99)..............   2004        1.178           1.365               2,109,682
                                                               2003        0.913           1.178               2,288,986
                                                               2002        1.149           0.913               2,192,266
                                                               2001        1.198           1.149               1,676,318
                                                               2000        1.000           1.198                 175,339

   Emerging Growth Portfolio -- Class I Shares (7/99).......   2004        0.799           0.842               1,546,363
                                                               2003        0.638           0.799               1,801,588
                                                               2002        0.960           0.638               1,907,006
                                                               2001        1.424           0.960               2,120,867
                                                               2000        1.610           1.424               1,912,024
                                                               1999        1.000           1.610                 603,789

   Enterprise Portfolio -- Class I Shares (7/99)............   2004        0.643           0.658               1,760,256
                                                               2003        0.519           0.643               2,256,381
                                                               2002        0.746           0.519               2,765,320
                                                               2001        0.953           0.746               2,955,696
                                                               2000        1.134           0.953               2,867,184
                                                               1999        1.000           1.134                 687,390

   Government Portfolio -- Class I Shares (7/99)............   2004        1.245           1.276               2,523,741
                                                               2003        1.243           1.245               2,795,819
                                                               2002        1.153           1.243               4,445,694
                                                               2001        1.095           1.153               2,517,543
                                                               2000        0.990           1.095                 496,420
                                                               1999        1.000           0.990                  54,074

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth and Income Portfolio -- Class I Shares (7/99).....   2004        1.195           1.345               4,432,786
                                                               2003        0.948           1.195               4,874,982
                                                               2002        1.127           0.948               3,642,087
                                                               2001        1.216           1.127               3,699,639
                                                               2000        1.035           1.216               2,547,180
                                                               1999        1.000           1.035                 411,634

   Money Market Portfolio -- Class I Shares (7/99)..........   2004        1.065           1.056                 884,906
                                                               2003        1.076           1.065               1,702,026
                                                               2002        1.080           1.076               8,175,680
                                                               2001        1.059           1.080               4,854,579
                                                               2000        1.016           1.059               2,050,038
                                                               1999        1.000           1.016                 392,981

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 1.75%

                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2004        1.211           1.289                 720,106
                                                               2003        0.886           1.211                 922,686
                                                               2002        1.204           0.886                 739,073
                                                               2001        1.202           1.204                 589,248
                                                               2000        1.035           1.202                 363,256
                                                               1999        1.000           1.035                  30,255

   High Yield Bond Fund -- Class I (7/99)...................   2004        1.333           1.455                 515,145
                                                               2003        1.092           1.333               1,018,069
                                                               2002        1.035           1.092                 384,151
                                                               2001        1.002           1.035                  94,645
                                                               2000        1.020           1.002                  54,678
                                                               1999        1.000           1.020                  17,063

   Investors Fund -- Class I (7/99).........................   2004        0.981           1.064                 630,055
                                                               2003        0.755           0.981                 649,747
                                                               2002        0.998           0.755                 618,928
                                                               2001        1.060           0.998                 606,501
                                                               2000        0.936           1.060                 536,157
                                                               1999        1.000           0.936                 129,164

   Small Cap Growth Fund -- Class I (6/00)..................   2004        0.843           0.953                 810,867
                                                               2003        0.576           0.843                 921,206
                                                               2002        0.898           0.576                 641,956
                                                               2001        0.985           0.898                 397,307
                                                               2000        1.000           0.985                 305,028

   Strategic Bond Fund -- Class I (7/99)....................   2004        1.325           1.389               1,062,716
                                                               2003        1.191           1.325               1,220,280
                                                               2002        1.114           1.191                 857,410
                                                               2001        1.060           1.114                 323,200
                                                               2000        1.005           1.060                 142,122
                                                               1999        1.000           1.005                  48,819

The Universal Institutional Funds, Inc.
   Emerging Markets Equity Portfolio, Class I (7/99)........   2004        0.978           1.183                 302,554
                                                               2003        0.665           0.978                 276,216
                                                               2002        0.743           0.665                 183,213
                                                               2001        0.809           0.743                 151,707

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Emerging Markets Equity Portfolio, Class I  (continued)..   2000        1.354           0.809                 202,977
                                                               1999        1.000           1.354                  15,517

   Equity Growth Portfolio, Class I (7/00)..................   2004        0.596           0.631               1,480,650
                                                               2003        0.485           0.596               1,558,392
                                                               2002        0.684           0.485                 748,199
                                                               2001        0.821           0.684                 569,934
                                                               2000        1.000           0.821                 222,090

   Global Value Equity Portfolio, Class I (7/99)............   2004        1.008           1.125               1,573,083
                                                               2003        0.795           1.008               1,436,225
                                                               2002        0.974           0.795               1,047,988
                                                               2001        1.066           0.974                 656,211
                                                               2000        0.973           1.066                 517,349
                                                               1999        1.000           0.973                 272,045

   Mid Cap Growth Portfolio, Class I (6/00).................   2004        0.562           0.672               2,469,683
                                                               2003        0.404           0.562               2,918,105
                                                               2002        0.597           0.404               2,399,471
                                                               2001        0.859           0.597               2,070,564
                                                               2000        1.000           0.859                 291,067

   Mid Cap Value Portfolio, Class I (7/99)..................   2004        1.056           1.189               2,301,826
                                                               2003        0.760           1.056               2,383,270
                                                               2002        1.074           0.760               3,157,037
                                                               2001        1.129           1.074               2,071,285
                                                               2000        1.037           1.129                 802,097
                                                               1999        1.000           1.037                 249,819

   Technology Portfolio, Class I (6/00).....................   2004        0.239           0.231                 313,768
                                                               2003        0.165           0.239                 630,558
                                                               2002        0.328           0.165                 298,465
                                                               2001        0.653           0.328                 375,893
                                                               2000        1.000           0.653                 264,038

   U.S. Real Estate Portfolio, Class I (7/99)...............   2004        1.614           2.163                 390,496
                                                               2003        1.194           1.614                 551,071
                                                               2002        1.225           1.194                 654,736

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   U.S. Real Estate Portfolio, Class I  (continued).........   2001        1.135           1.225                 127,082
                                                               2000        0.902           1.135                  35,116

   Value Portfolio, Class I (7/99)..........................   2004        1.097           1.270               1,044,901
                                                               2003        0.832           1.097                 530,216
                                                               2002        1.088           0.832                 680,079
                                                               2001        1.083           1.088                 762,393
                                                               2000        0.936           1.083                 532,902
                                                               1999        0.882           0.936                 209,684

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class I Shares (7/99)..............   2004        1.170           1.354               3,007,283
                                                               2003        0.909           1.170               3,115,352
                                                               2002        1.145           0.909               3,617,111
                                                               2001        1.195           1.145               2,122,044
                                                               2000        1.000           1.195                 215,183

   Emerging Growth Portfolio -- Class I Shares (7/99).......   2004        0.794           0.835               2,127,629
                                                               2003        0.634           0.794               2,454,189
                                                               2002        0.956           0.634               2,721,048
                                                               2001        1.421           0.956               2,940,266
                                                               2000        1.609           1.421               1,537,250
                                                               1999        1.000           1.609                 619,928

   Enterprise Portfolio -- Class I Shares (7/99)............   2004        0.638           0.653               1,175,852
                                                               2003        0.516           0.638               1,332,364
                                                               2002        0.743           0.516               1,793,376
                                                               2001        0.950           0.743               1,899,051
                                                               2000        1.133           0.950               1,609,378
                                                               1999        1.000           1.133                 415,538

   Government Portfolio -- Class I Shares (7/99)............   2004        1.237           1.266               2,567,230
                                                               2003        1.237           1.237               1,674,357
                                                               2002        1.148           1.237               2,319,555
                                                               2001        1.093           1.148                 452,060
                                                               2000        0.989           1.093                 176,480
                                                               1999        1.000           0.989                 109,658

   Growth and Income Portfolio -- Class I Shares (7/99).....   2004        1.187           1.334               2,822,336
                                                               2003        0.943           1.187               3,808,453

                      ACCUMULATION UNIT VALUES (IN DOLLARS)


                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR       YEAR         END OF YEAR        END OF YEAR
----------------                                              ------- ---------------- --------------- ---------------------
   Growth and Income Portfolio -- Class I Shares               2002        1.123           0.943               2,761,605
   (continued)..............................................
                                                               2001        1.213           1.123               1,828,586
                                                               2000        1.035           1.213                 894,428
                                                               1999        1.000           1.035                 384,865

   Money Market Portfolio -- Class I Shares (7/99)..........   2004        1.058           1.048               1,340,474
                                                               2003        1.070           1.058               1,476,921
                                                               2002        1.076           1.070               5,489,827
                                                               2001        1.056           1.076               5,267,305
                                                               2000        1.015           1.056               1,205,912
                                                               1999        1.000           1.015                 347,383


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                            The Insurance Company
                            Principal Underwriter
                            Distribution and Principal Underwriting Agreement Valuation of Assets
                            Federal Tax Considerations
                            Independent Accountants
                            Condensed Financial Information
                            Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21258S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21259S.

Name:
            --------------------------------------------------------------------
            --------------------------------------------------------------------
Address:
            --------------------------------------------------------------------
            --------------------------------------------------------------------

L-21258                                                              May 2, 2005

         TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY PROSPECTUS:
           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual contract or as a group contract. When we issue a group contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

GREENWICH STREET SERIES FUND                                    THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   Salomon Brothers Variable Aggressive Growth Fund --             Core Plus Fixed Income Portfolio, Class II
     Class I Shares(1)                                             Emerging Markets Equity Portfolio, Class I
MORGAN STANLEY VARIABLE INVESTMENT SERIES (CLASS Y)                Equity and Income Portfolio, Class II
   Dividend Growth Portfolio(2)                                    Equity Growth Portfolio, Class I
   Equity Portfolio(3)                                             Global Franchise Portfolio, Class II
   S&P 500 Index Portfolio(4)                                      Global Value Equity Portfolio, Class I
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                        Mid Cap Growth Portfolio, Class I
   All Cap Fund -- Class I(5)                                      Small Company Growth Portfolio, Class II
   High Yield Bond Fund -- Class I                                 U.S. Mid Cap Value Portfolio, Class I(6)
   Investors Fund -- Class I                                       U.S. Real Estate Securities Portfolio, Class I
   Large Cap Growth Fund -- Class I                                Value Portfolio, Class I
   Small Cap Growth Fund -- Class I                              TRAVELERS SERIES FUND INC.
   Strategic Bond Fund -- Class I                                  AIM Capital Appreciation Portfolio
SCUDDER VARIABLE SERIES I                                          MFS Total Return Portfolio
   Growth and Income Portfolio -- Class B                        VAN KAMPEN LIFE INVESTMENT TRUST
SCUDDER VARIABLE SERIES II                                         Comstock Portfolio Class II Shares
   Scudder International Select Equity Portfolio -- Class B        Emerging Growth Portfolio Class II Shares
THE TRAVELERS SERIES TRUST                                         Enterprise Portfolio Class II Shares
   Equity Income Portfolio                                         Government Portfolio Class II Shares
   Large Cap Portfolio                                             Growth and Income Portfolio Class II Shares
   Managed Allocation Series: Aggressive Portfolio                 Money Market Portfolio Class II Shares
   Managed Allocation Series: Conservative Portfolio            VARIABLE INSURANCE PRODUCTS FUND
   Managed Allocation Series: Moderate Portfolio                   Contrafund(R) Portfolio -- Service Class 2
   Managed Allocation Series: Moderate-Aggressive Portfolio        Mid Cap Portfolio -- Service Class 2
   Managed Allocation Series: Moderate-Conservative
     Portfolio
   Style Focus Series: Small Cap Value Portfolio
--------------
(1)     Formerly Salomon Brothers Variable Emerging Growth      (4)   Formerly The S&P 500 Index Portfolio -- Class Y
        Fund --  Class I Shares                                 (5)   Formerly Capital Fund -- Class I
(2)     Formerly The Dividend Growth Portfolio -- Class Y       (6)   Formerly U.S. Mid Cap Core Portfolio, Class I
(3)     Formerly The Equity Portfolio -- Class Y

The Contract, certain contract features and/or some of the Variable Funding Options may not be available in all states.

This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-599-9460 or access the SEC's website (http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...............................................  3      The Annuity Period......................................... 45
Summary................................................  5         Maturity Date........................................... 45
Fee Table .............................................  9         Allocation of Annuity................................... 45
Condensed Financial Information ....................... 15         Variable Annuity........................................ 45
The Annuity Contract................................... 15         Fixed Annuity........................................... 46
   Contract Owner Inquiries............................ 16      Payment Options............................................ 46
   Purchase Payments................................... 16         Election of Options..................................... 46
   Accumulation Units.................................. 16         Annuity Options......................................... 46
   The Variable Funding Options........................ 17         Variable Liquidity Benefit.............................. 47
The Fixed Account...................................... 21      Miscellaneous Contract Provisions.......................... 47
Charges and Deductions................................. 21         Right to Return......................................... 47
   General............................................. 21         Termination............................................. 47
   Administrative Charges.............................. 22         Required Reports........................................ 48
   Mortality and Expense Risk Charge................... 22         Suspension of Payments.................................. 48
   Withdrawal Charge................................... 22      The Separate Accounts...................................... 48
   Free Withdrawal Allowance........................... 23         Performance Information................................. 48
   Transfer Charge..................................... 23      Federal Tax Considerations................................. 49
   Enhanced Stepped-Up Provision Charge................ 23         General Taxation of Annuities........................... 49
   Guaranteed Minimum Withdrawal Benefit                           Types of Contracts: Qualified and Non-qualified......... 49
    Charge............................................. 23         Qualified Annuity Contracts............................. 49
   Guaranteed Minimum Accumulation Benefit                           Taxation of Qualified Annuity Contracts............... 50
    Charge............................................. 24           Mandatory Distributions for Qualified Plans........... 50
   Variable Liquidity Benefit Charge................... 24         Non-qualified Annuity Contracts......................... 50
   Variable Funding Option Expenses.................... 24           Diversification Requirements for
   Premium Tax......................................... 24             Variable Annuities.................................. 51
   Changes in Taxes Based upon Premium                               Ownership of the Investments.......................... 51
     or Value.......................................... 24           Taxation of Death Benefit Proceeds.................... 51
Transfers.............................................. 24         Other Tax Considerations................................ 51
   Dollar Cost Averaging............................... 26           Treatment of Charges for Optional
Access to Your Money................................... 27             Death Benefits...................................... 51
   Systematic Withdrawals.............................. 27           Penalty Tax for Premature Distribution................ 52
Ownership Provisions................................... 28           Puerto Rico Tax Considerations........................ 52
   Types of Ownership.................................. 28           Non-Resident Aliens................................... 52
     Contract Owner.................................... 28      Other Information.......................................... 52
     Beneficiary....................................... 28         The Insurance Companies................................. 52
     Annuitant......................................... 28         Financial Statements.................................... 53
Death Benefit.......................................... 29         Distribution of Variable Annuity Contracts.............. 53
  Death Proceeds before the Maturity Date.............. 29         Conformity with State and Federal Laws.................. 54
  Enhanced Stepped-Up Provision........................ 30         Voting Rights........................................... 55
  Payment of Proceeds.................................. 30         Restrictions on Financial Transactions.................. 55
  Spousal Contract Continuance......................... 32         Legal Proceedings and Opinions.......................... 55
  Beneficiary Contract Continuance..................... 32      Appendix A: Condensed Financial Information
  Planned Death Benefit................................ 33         for The Travelers Separate Account Seven
  Death Proceeds after the Maturity Date............... 33           for Variable Annuities................................ A-1
 Living Benefits....................................... 33      Appendix B: Condensed Financial Information
   Guaranteed Minimum Withdrawal Benefit............... 33         for The Travelers Separate Account Eight
   Guaranteed Minimum Accumulation Benefit............. 39           for Variable Annuities................................ B-1
                                                                Appendix C: Fixed Account.................................. C-1
                                                                Appendix D: Contents of the Statement of
                                                                   Additional Information............. .................... D-1


                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401(a), 403(b), 408(b), or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.

WE, US, OUR -- The Travelers Insurance Company or The Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
               TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Seven for Variable Annuities ("Separate Account Seven"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Eight for Variable Annuities ("Separate Account Eight"). When we refer to the Separate Account, we are referring to either Separate Account Seven or Separate Account Eight, depending upon your issuing Company.

You may only purchase a contract in states where the Contract has been approved for sale. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b) 408(b), or 414(d) of the Code. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

This product is available to owners and Annuitants under the age of 80 as of the Contract Date.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of the Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. However, this restriction does not apply to transfers that are a part of the dollar cost averaging program. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15%, and deduct the M&E at an annual rate of 1.80%. For Contracts with a value of less than $40,000 we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments. The maximum percentage is 6%, decreasing to 0% in Contract Year five and later.

If you select the Enhanced Stepped-Up provision ("E.S.P."), an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit

If you elect a Guaranteed Minimum Withdrawal Benefit ("GMWB") rider, a charge will be deducted daily from amounts in the Variable Funding Options. There are three GMWB rider options, and the current charge for each rider, on an annual basis, is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

If you select the Guaranteed Minimum Accumulation Benefit ("GMAB"), a charge equal to 0.50% annually will be deducted from amounts in the Variable Funding Options.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

       o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

       o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

       o AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

       o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

       o SPOUSAL CONTRACT CONTINUANCE (SUBJECT TO AVAILABILITY). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.

       o ENHANCED STEPPED-UP PROVISION. For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.

       o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of the beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract.

       o GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE"). For an additional charge, we will guarantee the periodic return of your investment. Under this benefit, we will pay you a percentage of your investment every year until your investment has been returned in full, regardless of market performance. Depending on when you elect to begin receiving payments and which GMWB rider you select, the maximum amount of your investment that you receive each year is 5% or 10%. When you add Purchase Payments to your Contract, we include them as part of the guarantee. In the future, however, we may discontinue including additional Purchase Payments as part of the guarantee. The guarantee is subject to restrictions on withdrawals and other restrictions.

       o GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB"). For an additional charge, we will guarantee that your Contract Value will not be less than a minimum amount at the end of a specified number of years. The guaranteed amount is based on your Purchase Payments, including additional Purchase Payments you make within 12 months of electing the rider. Additional Purchase Payments made more than 12 months after you elect the rider will not increase the guaranteed amount. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount.

                                    FEE TABLE
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

       WITHDRAWAL CHARGE.............................................6%(1)
       (as a percentage of the Purchase Payments withdrawn)

       TRANSFER CHARGE..............................................$10(2)
       (assessed on transfers that exceed 12 per year)

       VARIABLE LIQUIDITY BENEFIT
       CHARGE........................................................6%(3)
       (As a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

       ANNUAL CONTRACT ADMINISTRATIVE CHARGE........................$30(4)
--------------
 (1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for four years. The charge is as follows:


                 YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
            -------------------------------------------- -----------------------
             GREATER THAN OR EQUAL TO    BUT LESS THAN
                     0 years                1 years                 6%
                     1 years                2 years                 5%
                     2 years                3 years                 4%
                     3 years                4 years                 3%
                     4+ years                                       0%

 (2)   We currently do not assess the transfer charge.

 (3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after four years. The charge is as follows:


                YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
            -------------------------------------------- -----------------------
             GREATER THAN OR EQUAL TO    BUT LESS THAN
                     0 years                1 years                 6%
                     1 years                2 years                 5%
                     2 years                3 years                 4%
                     3 years                4 years                 3%
                     4+ years                                       0%

 (4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

We will assess a mortality and expense risk charge ("M&E") of 1.80% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the optional features you select:

Mortality and Expense Risk Charge..........             1.80%
Administrative Expense Charge..............             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
NO OPTIONAL FEATURES SELECTED..............             1.95%
Optional E.S.P. Charge.....................             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. ONLY SELECTED.......................             2.10%
Optional GMAB Charge.......................             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMAB ONLY SELECTED.........................             2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMAB SELECTED(5)................             2.60%
Optional GMWB I Charge.....................             0.40%(6)
Optional GMWB II Charge....................             0.50%(6)
Optional GMWB III Charge...................             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB I ONLY SELECTED.......................             2.35%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB II ONLY SELECTED......................             2.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
GMWB III ONLY SELECTED.....................             2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB I SELECTED.................             2.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB II SELECTED................             2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH
E.S.P. AND GMWB III SELECTED...............             2.35%
---------------------------------
(5) GMAB and GMWB cannot both be elected.
(6) The maximum charge for GMWB I and GMWB II is 1.00%.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                        MINIMUM                        MAXIMUM
                                                              ----------------------------   ----------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      0.41%                          1.88%
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             --------------- -------------- ---------- -------------- ------------------ -----------------
GREENWICH STREET SERIES FUND
   Salomon Brothers
     Variable Aggressive
     Growth Fund -- Class I
     Shares.................      0.87%              --         0.17%        1.04%             --                 1.04%(1)
MORGAN STANLEY VARIABLE
   INVESTMENT SERIES (CLASS
   Y)
   Dividend Growth
     Portfolio*.............      0.45%           0.25%         0.10%        0.80%             --                 0.80%
   Equity Portfolio*........      0.42%           0.25%         0.11%        0.78%             --                 0.78%
   S&P 500 Index Portfolio*.      0.12%           0.25%         0.14%        0.51%             --                 0.51%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I...      0.81%            --          0.08%        0.89%             --                 0.89%(2)
   High Yield Bond Fund --
     Class I................      0.75%             --          0.39%        1.14%             --                   --(15)
   Investors Fund -- Class I.      0.68%            --          0.09%        0.77%             --                 0.77%(3)
   Large Cap Growth Fund --                                                                                         --(4),(15)
     Class I................      0.71%             --          0.86%        1.57%             --
   Small Cap Growth Fund --
     Class I................      0.75%             --          0.28%        1.03%             --                 1.03%
   Strategic Bond Fund --
     Class I................      0.75%             --          0.23%        0.98%             --                 0.98%
SCUDDER VARIABLE SERIES I
   Growth and Income
     Portfolio -- Class B*...      0.48%          0.25%         0.16%        0.89%             --                 0.89%(5)
SCUDDER VARIABLE SERIES II
   Scudder International
     Select Equity
     Portfolio --
     Class B*...............      0.75%           0.25%         0.28%        1.28%             --                 1.28%
THE TRAVELERS SERIES TRUST
   Equity Income Portfolio..      0.73%             --          0.11%        0.84%             --                   --(6),(15)
   Large Cap Portfolio......      0.75%             --          0.11%        0.86%             --                 0.86%(6)
   Managed Allocation
     Series: Aggressive
     Portfolio..............      0.15%             --          0.26%        0.41%           0.06%                0.35%(7)
   Managed Allocation
     Series: Conservative
     Portfolio..............      0.15%             --          0.26%        0.41%           0.06%                0.35%(7)
   Managed Allocation
     Series: Moderate
     Portfolio..............      0.15%             --          0.26%        0.41%           0.06%                0.35%(7)
   Managed Allocation
     Series:
     Moderate-Aggressive
     Portfolio..............      0.15%             --          0.26%        0.41%           0.06%                0.35%(7)
   Managed Allocation
     Series:
     Moderate-Conservative
     Portfolio..............      0.15%             --          0.26%        0.41%           0.06%                0.35%(7)
   Style Focus Series:
     Small Cap Value
     Portfolio..............      0.83%             --          0.43%        1.26%           0.16%                1.10%(8)
THE UNIVERSAL INSTITUTIONAL
   FUNDS, INC.
   Core Plus Fixed Income
     Portfolio, Class II*...      0.38%           0.35%         0.32%        1.05%             --                   --(15)
   Emerging Markets Equity
     Portfolio, Class I.....      1.25%             --          0.46%        1.71%             --                   --(15)



                                               DISTRIBUTION
                                                  AND/OR                                CONTRACTUAL FEE      NET TOTAL
                                                 SERVICE                 TOTAL ANNUAL        WAIVER           ANNUAL
                                MANAGEMENT       (12b-1)        OTHER      OPERATING     AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                   FEE             FEES       EXPENSES      EXPENSES     REIMBURSEMENT       EXPENSES
-----------------             --------------- -------------- ---------- -------------- ------------------ -----------------
   Equity and Income              0.49%           0.35%         0.36%        1.20%             --                   --(15)
     Portfolio, Class II*...
   Equity Growth Portfolio,
     Class I................      0.50%             --          0.34%        0.84%             --                 0.84%(15)
   Global Franchise
     Portfolio, Class II*...      0.80%           0.35%         0.50%        1.65%             --                   --(15)
   Global Value Equity
     Portfolio, Class I.....      0.67%             --          0.37%        1.04%             --                 1.04%(15)
   Mid Cap Growth
     Portfolio, Class I.....      0.75%             --          0.38%        1.13%             --                   --(15)
   Small Company Growth
     Portfolio, Class II*...      0.92%           0.35%         0.61%        1.88%             --                   --(15)
   U.S. Mid Cap Value
     Portfolio, Class I.....      0.72%             --          0.30%        1.02%             --                 1.02%(15)
   U.S. Real Estate
     Securities Portfolio,
     Class I................      0.76%             --          0.26%        1.02%             --                 1.02%(15)
   Value Portfolio, Class I.      0.55%             --          0.40%        0.95%             --                   -- (15)
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio..............      0.80%             --          0.05%        0.85%             --                 0.85%
   MFS Total Return
     Portfolio..............      0.77%             --          0.02%        0.79%             --                 0.79%(9)
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*.............      0.57%           0.25%         0.04%        0.86%             --                 0.86%
   Emerging Growth
     Portfolio Class II
     Shares*................      0.70%           0.25%         0.07%        1.02%             --                 1.02%
   Enterprise Portfolio                                                                                             --(10),(15)
     Class II Shares*.......      0.50%           0.25%         0.13%        0.88%             --
   Government Portfolio                                                                                             --(11),(15)
     Class II Shares*.......      0.50%           0.25%         0.15%        0.90%             --
   Growth and Income
     Portfolio Class II
     Shares*................      0.58%           0.25%         0.04%        0.87%             --                 0.87%
   Money Market Portfolio                                                                                           --(12),(15)
     Class II Shares*.......      0.49%           0.25%         0.22%        0.96%             --
VARIABLE INSURANCE PRODUCTS
   FUND
   Contrafund(R) Portfolio --                                                                                       --(13),(15)
     Service Class 2*.......      0.57%           0.25%         0.11%        0.93%             --
   Mid Cap Portfolio --                                                                                           --(14),(15)
     Service Class 2*.......      0.57%           0.25%         0.14%        0.96%             --
--------------

 * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).


NOTES
 (1) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.95% to the following breakpoints:
       0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion; and 0.70% on net assets in excess of $10 billion.
 (2) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.
 (3) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.
 (4) Effective August 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $5 billion 0.70%; next $2.5 billion 0.70%; next $2.5 billion 0.68%; over $10 billion 0.65%.
 (5) Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the following described portfolios to the amounts set forth after the portfolio names, B share classes:
       Scudder Capital Growth (1.08%), Scudder Global Discovery (1.24%), Scudder Growth and Income (1.09%), Scudder International (1.37%), Scudder 21st Century Growth (1.25%) and Scudder Health Sciences (1.35%).

 (6) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.
 (7) The figures shown above do not include the Funds' share of Underlying Fund expenses. Because the Underlying Funds that each Fund invests in will vary, as will the proportion of each Fund's assets invested in each Underlying Fund, it is not possible to determine precisely the amount of Underlying Fund expenses that will be borne by the Funds. However, the total annual operating expenses of the Underlying Funds range from 0.40% to 1.10%, so the Underlying Funds expenses borne by the Funds will be somewhere in that range. The Funds have a contractual expense cap of 0.35% that continues to May 1, 2006. Other Expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.
 (8) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.
 (9) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.
 (10) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.
 (11) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2004, the Adviser voluntarily waived $73,341 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.
 (12) For the year ended December 31, 2004, the Adviser waived $68,600 of its investment advisory fees. Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. The Adviser has agreed to waive all expenses in excess of .60% for Class I average net assets and .85% for Class II average net assets. This waiver is voluntary in nature and can be discontinued at any time.
 (13) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.
 (14) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.
 (15) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.


                                                                         VOLUNTARY FEE
                                                                         WAIVER AND/OR
                                                                            EXPENSE                 NET TOTAL ANNUAL
        FUNDING OPTION                                                   REIMBURSEMENT             OPERATING EXPENSES
                                                                 ------------------------------  ------------------------
        High Yield Bond Fund -- Class I......................                0.14%                        1.00%
        Large Cap Growth Fund -- Class I.....................                0.57%                        1.00%
        Equity Income Portfolio.............................                 0.01%                        0.83%
        Core Plus Fixed Income Portfolio, Class II..........                 0.10%                        0.95%
        Emerging Markets Equity Portfolio, Class I..........                 0.06%                        1.65%
        Equity and Income Portfolio, Class II...............                 0.30%                        0.90%
        Global Franchise Portfolio, Class II................                 0.45%                        1.20%
        Mid Cap Growth Portfolio, Class I...................                 0.08%                        1.05%
        Small Company Growth Portfolio, Class II............                 0.63%                        1.25%
        Value Portfolio, Class I............................                 0.10%                        0.85%
        Enterprise Portfolio Class II Shares................                 0.03%                        0.85%
        Government Portfolio Class II Shares................                 0.05%                        0.85%
        Money Market Portfolio Class II Shares..............                 0.11%                        0.85%
        Contrafund(R) Portfolio -- Service Class 2..........                 0.02%                        0.91%
        Mid Cap Portfolio -- Service Class 2................                 0.03%                        0.93%


EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. In each example, your actual expenses will be less than those shown if you do not elect all of the available optional benefits. The GMAB and the GMWB cannot both be elected.

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total             955      1481       1829       3796      355       1081       1829       3796
Annual Operating Expenses............
Underlying Fund with Maximum Total
Annual Operating Expenses............          1100     1899       2498       4996      500       1499       2498       4996

EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).


                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total             896      1305       1540       3247      296        905       1540       3247
Annual Operating Expenses...........
Underlying Fund with Maximum Total
Annual Operating Expenses...........           1041     1730       2231       4530      441       1330       2231       4530

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Accumulation Benefit.

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total             905      1335       1589       3341      305        935       1589       3341
Annual Operating Expenses...........
Underlying Fund with Maximum Total
Annual Operating Expenses...........           1051     1759       2276       4610      451       1359       2276       4610

EXAMPLE 4 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total             905      1335       1589       3341      305        935       1589       3341
Annual Operating Expenses...........
Underlying Fund with Maximum Total
Annual Operating Expenses...........           1051     1759       2276       4610      451       1359       2276       4610


EXAMPLE 5 -- This example assumes that you have elected the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).

                                                IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                             ---------------------------------------- ------------------------------------------
 FUNDING OPTION                              1 YEAR   3 YEARS    5YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------                            -------- --------- ---------- ---------- --------  --------- ---------- -----------
Underlying Fund with Minimum Total             881      1261       1467       3104      281        861       1467       3104
Annual Operating Expenses...........
Underlying Fund with Maximum Total
Annual Operating Expenses...........           1026     1688       2163       4409      426       1288       2163       4409



                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Life & Annuity Premier Advisers L Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total

Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

The Contract is an "L" class contract. This means that the period of time that the withdrawal charge applies on withdrawals may be reduced, but that the mortality and expense risk charge may be higher than other Contracts we offer. If you anticipate that you will not need to make withdrawals from your Contract in the near term, you may want to consider purchasing one of the other contracts we offer. Your agent can provide you with information about these other contracts.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

This product is available to owners and Annuitants under the age of 80 on the Contract Date.

The ages of the owner and Annuitant determine which optional features are available to you.

                                                            MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
              DEATH BENEFIT/OPTIONAL FEATURE                         ANNUITANT ON THE CONTRACT DATE
      -----------------------------------------------    -------------------------------------------------------
      Standard Death Benefit                                                       80
      Enhanced Stepped-Up Provision (E.S.P)                                        75

Since certain optional features carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-599-9460.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the accumulation period. During the accumulation period, an Accumulation Unit is used to calculate the value of a Contract. Each funding option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each funding option by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each funding option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
GREENWICH STREET SERIES FUND
   Salomon Brothers Variable              Seeks capital appreciation. The Fund         Salomon Brothers Asset
     Aggressive Growth Fund -- Class I    normally invests in common stocks of         Management, Inc. ("SBAM")
     Shares                               companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

MORGAN STANLEY VARIABLE INVESTMENT
   SERIES (CLASS Y)
   Dividend Growth Portfolio              Seeks to provide reasonable current          Morgan Stanley Investment
                                          income and long term growth of income        Advisors Inc.
                                          and capital. The Fund normally invests
                                          in the common stocks of companies with
                                          a record of paying dividends and the
                                          potential for increasing dividends.

   Equity Portfolio                       Seeks growth of capital and secondarily      Morgan Stanley Investment
                                          income when consistent with the primary      Advisors Inc.
                                          objective. The Fund normally invests in
                                          equity securities and securities
                                          convertible into equity securities that
                                          are believed to have potential for
                                          superior growth.

   S&P 500 Index Portfolio                Seeks to provide investment results          Morgan Stanley Investment
                                          that, before expenses, correspond to         Advisors Inc.
                                          the total return of the S&P 500 Index.
                                          The Fund normally invests in the common
                                          stocks included in the Index.

SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund         SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   High Yield Bond Fund -- Class I        Seeks total return consistent with the       SBAM
                                          preservation of capital. The Fund
                                          normally invests in high yield
                                          fixed-income securities issued by U.S.
                                          and foreign corporations and foreign
                                          governments and their agencies.

   Investors Fund -- Class I              Seeks long term growth of capital.           SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Large Cap Growth Fund -- Class I       Seeks long-term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with large
                                          market capitalizations.

   Small Cap Growth Fund -- Class I       Seeks long term growth of capital. The       SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Strategic Bond Fund -- Class I         Seeks to maximize total return               SBAM
                                          consistent with the preservation of
                                          capital. The Fund normally invests in a
                                          globally diverse portfolio of
                                          fixed-income securities.
SCUDDER VARIABLE SERIES I
   Growth and Income Portfolio --         Seeks long-term growth of capital,           Deutsche Investment Management
     Class B                              current income and growth of income.         Americas Inc.
                                          The portfolio invests at least 65% of
                                          total assets in equities, mainly common
                                          stocks. Although the portfolio can
                                          invest in companies of any size and
                                          from any country, it invests primarily
                                          in large US companies.




               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
SCUDDER VARIABLE SERIES II
   Scudder International Select           Seeks capital appreciation. Under            Deutsche Investment Management
     Equity Portfolio -- Class B          normal circumstances, the portfolio          Americas Inc.
                                          invests at least 80% of its net assets,      Subadviser: Deutsche Asset
                                          plus the amount of any borrowing for         Management Investments Services
                                          investment purposes, in equity               Ltd.
                                          securities and other securities with
                                          equity characteristics.

THE TRAVELERS SERIES TRUST
   Equity Income Portfolio                Seeks reasonable income by investing         Travelers Asset Management
                                          primarily in income producing equity         International Company LLC
                                          securities. In choosing these                ("TAMIC")
                                          securities, the fund will also consider      Subadviser: Fidelity Management &
                                          the potential for capital appreciation.      Research Company ("FMR")
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Large Cap Portfolio                    Seeks long term growth of capital. The       TAMIC
                                          Fund normally invests in the                 Subadviser: FMR
                                          securities of companies with large
                                          market capitalizations.

   Managed Allocation Series:             Seeks long-term growth of capital. The       TAMIC
     Aggressive Portfolio                 Fund normally invests in other               Subadviser: Deutsche Investment
                                          investment companies ("Underlying            Management Americas Inc. ("DIMA")
                                          Funds") that invest primarily in equity
                                          securities.

   Managed Allocation Series:             Seeks a high level of current income         TAMIC
     Conservative Portfolio               with some consideration given to growth      Subadviser: DIMA
                                          of capital. The Fund normally invests
                                          in other investment companies
                                          ("Underlying Funds") that invest in
                                          both equity and debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of      TAMIC
     Moderate Portfolio                   current income and growth of capital,        Subadviser: DIMA
                                          with a greater emphasis on growth of
                                          capital. The Fund normally invests in
                                          other investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Managed Allocation Series:             Seeks long-term growth of capital. The       TAMIC
     Moderate-Aggressive Portfolio        Fund normally invests in other               Subadviser: DIMA
                                          investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Managed Allocation Series:             Seeks a balance between a high level of      TAMIC
     Moderate-Conservative Portfolio      current income and growth of capital,        Subadviser: DIMA
                                          with a greater emphasis on income. The
                                          Fund normally invests in other
                                          investment companies ("Underlying
                                          Funds") that invest in both equity and
                                          debt securities.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund         TAMIC
     Value Portfolio                      normally invests in common stocks and        Subadviser: TIMCO and Dreman
                                          other equity securities of small U.S.        Value Management L.L.C. ("Dreman")
                                          companies.

THE UNIVERSAL INSTITUTIONAL FUNDS,
   INC.
   Core Plus Fixed Income Portfolio,      Seeks above-average total return over a      Morgan Stanley Investment
     Class II                             market cycle of three to five years.         Management Inc. ("Morgan Stanley")
                                          The Fund normally invests in a
                                          diversified mix of dollar denominated
                                          investment grade fixed income
                                          securities, particularly U.S.
                                          Government, corporate and mortgage
                                          securities.

   Emerging Markets Equity Portfolio,     Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in
                                          growth-oriented equity securities of
                                          issuers in emerging market countries.

   Equity and Income Portfolio, Class     Seeks both capital appreciation and          Morgan Stanley
     II                                   current income. The Fund normally
                                          invests in income-producing equity
                                          instruments (including common stocks,
                                          preferred stocks and convertible
                                          securities) and investment grade fixed
                                          income securities.


               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Equity Growth Portfolio, Class I       Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in
                                          growth-oriented equity securities of
                                          large capitalization companies.

   Global Franchise Portfolio, Class      Seeks long-term capital appreciation.        Morgan Stanley
     II                                   The Fund normally invests in equity
                                          securities of issuers located
                                          throughout the world believed to have,
                                          among other things, resilient business
                                          franchises and growth potential.

   Global Value Equity Portfolio,         Seeks long-term capital appreciation.        Morgan Stanley
     Class I                              The Fund normally invests in equity
                                          securities of issuers throughout the
                                          world, including U.S. issuers.

   Mid Cap Growth Portfolio, Class I      Seeks long-term capital appreciation.        Morgan Stanley
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   Small Company Growth Portfolio,        Seeks long-term capital appreciation.        Morgan Stanley
     Class II                             The Fund normally invests in
                                          growth-oriented equity securities of
                                          small U.S. and, to a limited extent,
                                          foreign companies.

   U.S. Mid Cap Value Portfolio,          Seeks long-term capital appreciation.        Morgan Stanley
      Class I                             The Fund normally invests in common
                                          stocks and other equity securities of
                                          growth-oriented mid cap companies.

   U.S. Real Estate Securities            Seeks above average current income and       Morgan Stanley
      Portfolio, Class I                  long-term capital appreciation. The
                                          Fund normally invests in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.

   Value Portfolio, Class I               Seeks above-average total return over a      Morgan Stanley
                                          market cycle of three to five years.
                                          The Fund normally invests in common
                                          stocks and other equity securities of
                                          companies undervalued in comparison to
                                          the market.

TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund         Travelers Investment Adviser Inc.
                                          normally invests in common stocks of         ("TIA")
                                          companies that are likely to benefit         Subadviser:  AIM Capital
                                          from new products, services or               Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent        TIA
                                          with the prudent employment of capital.      Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The         Van Kampen Asset Management Inc.
                                          Fund normally invests in common and          ("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund         Van Kampen
     Shares                               normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.




               FUNDING                                   INVESTMENT                                INVESTMENT
                OPTION                                   OBJECTIVE                             ADVISER/SUBADVISER
---------------------------------------   -----------------------------------------    -----------------------------------
   Government Portfolio Class II          Seeks high current return consistent         Van Kampen
     Shares                               with preservation of capital. The Fund
                                          normally invests in securities issued
                                          or guaranteed by the U.S. Government,
                                          its agencies or instrumentalities.

   Growth and Income Portfolio Class      Seeks long-term growth of capital and        Van Kampen
     II Shares                            income. The Fund normally invests in
                                          income producing equity securities.

   Money Market Portfolio Class II        Seeks protection of capital and high         Van Kampen
     Shares                               current income. The Fund normally
                                          invests in short-term U.S. money market
                                          instruments and seeks to maintain a net
                                          asset value of $1.00 per share.

VARIABLE INSURANCE PRODUCTS FUND
   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by      FMR
     Class 2                              investing in common stocks of companies
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by         FMR
                                          investing in common stocks of companies
                                          with medium market capitalizations.


                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please refer to your Contract and Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

       o the ability for you to make withdrawals and surrenders under the Contracts

       o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

       o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

       o administration of the annuity options available under the Contracts and

       o      the distribution of various reports to Contract Owners

Costs and expenses we incur include:

       o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

       o sales and marketing expenses including commission payments to your registered representative and

       o      other costs of doing business

Risks we assume include:

       o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

       o that the amount of the death benefit will be greater than the Contract Value and

       o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct this charge from the Fixed Account or:

       (1)    from the distribution of death proceeds

       (2)    after an annuity payout has begun or

       (3) if the Contract Value on the date of assessment equals or is greater than $40,000

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge of 1.80% annually from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn during the first four years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

                YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
           --------------------------------------------- -----------------------
            GREATER THAN OR EQUAL TO    BUT LESS THAN
                    0 years                1 years                 6%
                    1 years                2 years                 5%
                    2 years                3 years                 4%
                    3 years                4 years                 3%
                    4+ years                                       0%

For purposes of the withdrawal charge calculations, withdrawals are deemed to be taken first from:

       (a)    any Purchase Payment to which no withdrawal charge applies; then

       (b) any remaining free withdrawal allowance (as described below) after being reduced by (a); then

       (c) any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis); then

       (d)    any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal chare form the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

       o due to the death of the Contract Owner of the Annuitant (with no Contingent Annuitant surviving);

       o      if a lifetime annuity payout has begun;

       o      under the Managed Distribution Program;

       o if you elect Annuity Payments for a fixed period of at least five years

FREE WITHDRAWAL ALLOWANCE

The free withdrawal allowance applies to any partial or full withdrawal, but does not apply to any withdrawals transferred directly to other unaffiliated carriers or financial institutions.

Beginning in the second Contract Year, you may withdraw up to 10% of the Contract Value annually, without a withdrawal charge (during the first Contract Year, we will apply the free withdrawal allowance to withdrawals under the Systematic Withdrawal Program). If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge. The free withdrawal amount is not cumulative from year to year.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

ENHANCED STEPPED-UP PROVISION CHARGE

If you select the E.S.P., an additional 0.15% annually will be deducted from amounts in the Variable Funding Options. The E.S.P. option is available if the owner and Annuitant are both under age 75 on the Contract Date.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE

If you elect to add a GMWB rider to your contract, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge depends on which GWMB rider you select. The current charge for each rider is as follows: GMWB I: 0.40%; GMWB II: 0.50%; and GMWB III: 0.25%. Your current charge will not change unless you are able to reset your benefits, at which time we may modify the charge, which will never exceed 1.00%.

GUARANTEED MINIMUM ACCUMULATION BENEFIT CHARGE

If the GMAB option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.50% of the amounts held in each funding option.

VARIABLE LIQUIDITY BENEFIT CHARGE

If you select the Variable Liquidity Benefit, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as follows:

            YEARS SINCE INITIAL PURCHASE PAYMENT MADE      WITHDRAWAL CHARGE
           --------------------------------------------- -----------------------
            GREATER THAN OR EQUAL TO    BUT LESS THAN
                    0 years                1 years                 6%
                    1 years                2 years                 5%
                    2 years                3 years                 4%
                    3 years                4 years                 3%
                    4+ years                                       0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

              o      the dollar amount you request to transfer;

              o the number of transfers you made within the previous three months;

              o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

              o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

              o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

              o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

       o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

       o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

       o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve-months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6-Month, 12-Month or 24-Month DCA Program. The DCA Programs will generally have different credited interest rates. Under each program, the interest rate can accrue up to the applicable number of months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in the applicable time period. Please note that interest will accrue on a declining amount of the Fixed Account Value. For example, under the 12 Month program, the interest rate can accrue up to 12-months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this program on a level basis to the selected funding options in 12-months.

The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-DCA Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the DCA Program period selected to the current funding options over the remainder of that DCA Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options, except that transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not currently available as a funding option, you may still participate in the DCA Program. In that event, transfers will be made from the Money Market Variable Funding Option.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value and any premium tax not previously deducted. Unless you submit a Written Request specifying the Fixed Account or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business on the Business Day after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations.) These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership or make additional Purchase Payments.

JOINT OWNER. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Please note: Naming different persons as owner and Annuitant may affect whether certain benefits are payable, the amount of these benefits, and who will receive them. Use care when naming owners, Annuitants, and beneficiaries, and consult your agent if you have any questions.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

       o   the death benefit will not be payable upon the Annuitant's death

       o   the Contingent Annuitant becomes the Annuitant and

       o   all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and
(2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax not previously deducted.

       (1) the Contract Value on the Death Report Date; or

       (2) your total adjusted Purchase Payment (see below); or*

       (3) the "Step-Up Value" (if any, as described below).

* If you have elected a GMWB Rider (Principal Guarantee) your adjusted Purchase Payment will NOT be calculated as described below but will be equal to your aggregate Purchase Payments minus your aggregate withdrawals from the date you purchase the rider.

ADJUSTED PURCHASE PAYMENT. The initial Adjusted Purchase Payment is equal to the initial Purchase Payment. Whenever an additional Purchase Payment is made, the Adjusted Purchase Payment is increased by the amount of the Purchase Payment. Whenever a partial surrender is taken, the Adjusted Purchase Payment is reduced by a partial surrender reduction, described below.

STEP-UP VALUE. The Step-Up Value will initially equal the Contract Value on the first Contract Date anniversary. On each subsequent Contract Date anniversary that occurs before the Annuitant's 80th birthday and before the Annuitant's death, if the Contract Value is greater than the Step-Up Value, the Step-Up Value will be increased to equal the Contract Value. If the Step-Up Value is greater than the Contract Value, the Step-Up Value will remain unchanged. Whenever a Purchase Payment is made, the Step-Up Value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the Step-Up Value will be reduced by a Partial Surrender Reduction as described below. The only changes made to the Step-Up Value on or after the Annuitant's 80th birthday will be those related to additional Purchase Payments or Partial Surrender Reductions as described below.

PARTIAL SURRENDER REDUCTION

ADJUSTED PURCHASE PAYMENT. The Partial Surrender Reduction equals (1) the Adjusted Purchase Payment in effect immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value immediately before the withdrawal.

STEP-UP VALUE: The Partial Surrender Reduction equals (1) the Step-Up value in effect immediately before the reduction for withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the surrender.

EXAMPLE OF PARTIAL SURRENDER REDUCTION. For example, assume your current Contract Value is $55,000. If your current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment or Step-Up Value as follows:

         50,000 x (10,000/55,000) = 9,090

Your new adjusted Purchase Payment or Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current Adjusted Purchase Payment or Step-Up Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Adjusted Purchase Payment or Step-Up Value as follows:

         50,000 x (10,000/30,000) = 16,666

Your new Adjusted Purchase Payment or Step-Up Value would be 50,000 - 16,666 or $33,334.

ENHANCED STEPPED-UP PROVISION ("E.S.P.")

THIS PROVISION IS NOT AVAILABLE WHEN EITHER THE ANNUITANT OR CONTRACT OWNER IS AGE 76 OR OLDER ON THE RIDER EFFECTIVE DATE.

The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

IF THE ANNUITANT IS YOUNGER THAN AGE 70 ON THE RIDER EFFECTIVE DATE, 40% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments (described below), calculated as of the Death Report Date; or

IF THE ANNUITANT IS BETWEEN THE AGES OF 70 AND 75 ON THE RIDER EFFECTIVE DATE, 25% OF THE LESSER OF: (1) 200% of the modified Purchase Payments excluding Purchase Payments that are received both after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

THE INITIAL MODIFIED PURCHASE PAYMENT IS EQUAL TO THE CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

THE PARTIAL SURRENDER REDUCTION IS EQUAL TO: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/55,000) = 9,090

You new modified Purchase Payment would be $50,000 - $9,090 = $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

       50,000 x (10,000/30,000) = 16,666

         Your new modified Purchase Payment would be 50,000 - 16,666 = $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.


                             NON-QUALIFIED CONTRACTS

----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS NOT THE               The beneficiary            Unless the beneficiary elects to         Yes
ANNUITANT) (WITH NO JOINT           (ies), or if none, to      continue the Contract rather than
OWNER)                              the CONTRACT OWNER'S       receive the distribution.
                                    estate.
----------------------------------------------------------------------------------------------------------------------------
OWNER (WHO IS THE ANNUITANT)        The beneficiary            Unless the beneficiary elects to         Yes
(WITH NO JOINT OWNER)               (ies), or if none, to      continue the Contract rather than
                                    the CONTRACT OWNER'S       receive the distribution.
                                    estate.
-----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS NOT THE         The surviving joint        Unless the surviving joint owner         Yes
ANNUITANT)                          owner.                     elects to continue the Contract.
----------------------------------------------------------------------------------------------------------------------------
JOINT OWNER (WHO IS THE             The beneficiary            Unless the beneficiary elects to         Yes
ANNUITANT)                          (ies), or if none, to      continue the Contract.
                                    the surviving joint
                                    owner.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS NOT THE           The beneficiary            Unless the beneficiary elects to         Yes
CONTRACT OWNER)                     (ies), or if none, to      continue the Contract rather than
                                    the CONTRACT OWNER.        receive the distribution.

                                                               But if there is a CONTINGENT
                                                               ANNUITANT, then, the CONTINGENT
                                                               ANNUITANT becomes the ANNUITANT and
                                                               the Contract continues in effect
                                                               (generally using the original
                                                               MATURITY DATE). The proceeds will
                                                               then be paid upon the death of the
                                                               CONTINGENT ANNUITANT OR CONTRACT
                                                               OWNER.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHO IS THE CONTRACT      See death of "owner                                                 Yes
OWNER)                              who is the ANNUITANT"
                                    above.
----------------------------------------------------------------------------------------------------------------------------
ANNUITANT (WHERE OWNER IS A         The beneficiary (ies)                                               Yes (Death of
NONNATURAL ENTITY/TRUST)            or, if none, to the                                                 ANNUITANT is
                                    CONTRACT OWNER.                                                     treated as death
                                                                                                        of the CONTRACT
                                                                                                        OWNER in these
                                                                                                        circumstances.)
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT (ASSUMING      No death proceeds are                                               N/A
ANNUITANT IS STILL ALIVE)           payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                         No death proceeds are                                               N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY              No death proceeds are                                               N/A
                                    payable; Contract
                                    continues.
----------------------------------------------------------------------------------------------------------------------------





                               QUALIFIED CONTRACTS


----------------------------------------------------------------------------------------------------------------------------
                                                                                                             MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE           PAY THE PROCEEDS TO:      UNLESS. . .                                    APPLY*
----------------------------------------------------------------------------------------------------------------------------
OWNER / ANNUITANT                    The beneficiary (ies),      Unless the beneficiary elects to          Yes
                                     or if none, to the          continue the Contract rather than
                                     CONTRACT OWNER'S            receive a distribution.
                                     estate.
----------------------------------------------------------------------------------------------------------------------------
BENEFICIARY                          No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY               No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.
----------------------------------------------------------------------------------------------------------------------------

--------------
Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. For Qualified Contracts, if mandatory distributions have begun at the death of the Annuitant, the 5 year payout option is not available.

SPOUSAL CONTRACT CONTINUANCE (NON-QUALIFIED CONTRACTS ONLY -- DOES NOT APPLY IF A NON-SPOUSE IS A JOINT OWNER)

Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the Annuitant and your spouse elects to continue the Contract, your spouse will be named the Annuitant as of the Death Report Date.

If your spouse elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. If the Contract Value is less than the calculated death benefit, the Contract Value will be increased to equal the death benefit. This amount is referred to as the adjusted Contract Value. Any difference between the Contract Value and the adjusted Contract Value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the Death Report Date.

Any premium paid before the Death Report Date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase Payments made to the Contract after the Death Report Date will be subject to the withdrawal charge. There is no additional charge to continue the Contract; however, all other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the Death Report Date as if your spouse had purchased the Contract with the adjusted Contract Value on the Death Report Date. This spousal contract continuance is available only once for each Contract.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death
Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

       o   transfer ownership

       o   make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date. There is no additional charge to continue the Contract; however, all other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

       o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

       o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                                 LIVING BENEFITS
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT ("GMWB" OR "PRINCIPAL GUARANTEE")

For an additional charge, you may elect an optional rider for your contract that provides a Guaranteed Minimum Withdrawal Benefit, or "GMWB". A GMWB rider is designed to protect your investment from poor market performance, as long as you do not withdraw more than a certain amount from your contract each year.

AVAILABILITY AND ELIGIBILITY We offer different GMWB riders so that you can choose the level of benefits and costs that makes the most sense for you. This prospectus offers three different GMWB riders, and the availability of each depends on when you purchase your Contract and your state of residence. The three GMWB riders described in this prospectus are called "GMWB I", "GMWB II", and "GMWB III". The availability of each rider is shown below.


--------------------------- --------------------------------- -------------------------------- --------------------------------
            NAME OF RIDER:             GMWB I                           GMWB II                         GMWB III
--------------------------- --------------------------------- -------------------------------- --------------------------------
              ALSO CALLED:             Principal                         Principal                        Principal
                                       Guarantee                         Guarantee                     Guarantee Value
--------------------------- --------------------------------- -------------------------------- --------------------------------
             AVAILABILITY:   Not available for purchase on      Available on or after March      Not available at this time
                            or after March 21, 2005, unless    21, 2005 if approved in your
                            GMWB II is not approved in your                state
                                         state
--------------------------- --------------------------------- -------------------------------- --------------------------------

You may elect a GMWB rider only at the time of your initial purchase of the Contract. You may not elect a GMWB rider if you have also elected the GMAB rider offered under this Contract.

REMAINING BENEFIT BASE ("RBB") For all GMWB riders, the amount of your investment that is guaranteed is called the "remaining benefit base" or "RBB." Your initial RBB is equal to your initial Purchase Payment if you elect GMWB when you purchase your contract. The RBB is not a lump sum guarantee, rather, it is the amount that we guarantee to return to you through a series of payments that annually do not exceed a percentage of your RBB.

ANNUAL WITHDRAWAL BENEFIT ("AWB") The annual percentage of your RBB that is available for withdrawal is called the "annual withdrawal benefit" or "AWB". Each year you may take withdrawals that do not exceed your AWB until your RBB is depleted. Each year you may take your AWB monthly, annually, or on any payment schedule you request. You may take withdrawals in any dollar amount up to your AWB without affecting your guarantee. If you choose to receive only a part of, or none of, your AWB in any given year, your AWB in any subsequent year will not be increased. In that case you are choosing to deplete your RBB over a longer period of time.

The AWB is a percentage of your RBB and depends on which GMWB rider you select. Your initial AWB is calculated as a percentage of the RBB immediately before your first withdrawal:

                                                                          GMWB I             GMWB II           GMWB III
                                                                   ----------------------------------------------------------
If you make your first withdrawal BEFORE the 3rd anniversary after      5% of RBB           5% of RBB         5% of RBB
you purchase GMWB:.................................................
If you make your first withdrawal AFTER the 3rd anniversary after
you purchase GMWB:.................................................     10% of RBB         10% of RBB         5% of RBB

ADDITIONAL PREMIUM Currently, additional Purchase Payments serve to increase your RBB and AWB. After each Purchase Payment your new RBB equals your RBB immediately prior to the Purchase Payment plus the dollar amount of the Purchase Payment. Your new AWB is equal to the AWB immediately prior to the Purchase Payment, plus a percentage of the Purchase Payment. We use the same percentage as that used to calculate your original AWB as shown above.

We reserve the right not to include additional Purchase Payments into the calculation of the RBB or AWB.

WITHDRAWALS When you make a withdrawal, your AWB remains the same as long as the sum of all of your withdrawals since the most recent anniversary of your purchase or reset of GMWB (or "GMWB Anniversary"), including the current withdrawal, does not exceed your AWB immediately prior to the current withdrawal. In such case your RBB is decreased to equal the RBB immediately prior to the withdrawal, less the dollar amount of the current withdrawal.

However, if you make a withdrawal so that the total of all your withdrawals since your GMWB anniversary, including the current withdrawal, exceeds your AWB immediately prior to the current withdrawal, we will recalculate both your RBB and AWB. The recalculation depends on which GMWB rider you select:

IF YOU SELECT GMWB II OR GMWB III:

       o To recalculate your RBB, we reduce your RBB by the greater of the dollar amount of your withdrawal, or a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

IF YOU PURCHASED GMWB I:

       o To recalculate your RBB, we reduce your RBB by a "partial withdrawal reduction". The partial withdrawal reduction is equal to 1) the RBB in effect immediately prior to the current withdrawal, multiplied by
           2) the amount of the current withdrawal divided by 3) the Contract Value immediately prior to the current withdrawal.

       o To recalculate your AWB, we reduce your AWB by a partial withdrawal reduction, which is equal to 1) the AWB in effect immediately prior to the current withdrawal, multiplied by 2) the RBB immediately after the withdrawal divided by 3) the RBB immediately prior to the current withdrawal.

We will waive any surrender charge on amounts that you withdraw up to your AWB, or on amounts up to the amount withdrawn under our Managed Distribution Program, even if such annual amount withdrawn is greater than your free withdrawal allowance.

WITHDRAWAL EXAMPLES The following examples are intended to illustrate the effect of withdrawals on your RBB and AWB, depending on which GMWB rider you select. Assume your initial RBB is $100,000, your age is less than 70, and you take a withdrawal of $10,000 after your first GMWB Anniversary:

WITHDRAWAL EXAMPLE FOR GMWB II AND GMWB III

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE            RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
PARTIAL WITHDRAWAL       N/A            (100,000           [5,000 X (1-         N/A           (100,000            [5,000 X
REDUCTION (PWR)                    X 10,000/115,000)=    90,000/100,000)]=                X 10,000/85,000)=   (1-88,235/100,000)]=
                                         8,696                  500                            $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
GREATER OF PWR OR                       $10,000                                                $11,765
THE DOLLAR AMOUNT
OF THE WITHDRAWAL                    (10,000>8,696)                                        (11,765>10,000)
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000          $10,000                $500           $10,000          $11,765              $588
--------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
AFTER WITHDRAWAL      $105,000          $90,000               $4,500          $75,000          $88,235             $4,412
--------------------------------------------------------------------------------------------------------------------------------

WITHDRAWAL EXAMPLE FOR GMWB I

--------------------------------------------------------------------------------------------------------------------------------
                                 ASSUMES 15% GAIN ON INVESTMENT                        ASSUMES 15% LOSS ON INVESTMENT
--------------------------------------------------------------------------------------------------------------------------------
                      CONTRACT                                                CONTRACT
                        VALUE             RBB                AWB (5%)          VALUE             RBB               AWB (5%)
--------------------------------------------------------------------------------------------------------------------------------
VALUES AS OF
--------------------------------------------------------------------------------------------------------------------------------
INITIAL GMWB
PURCHASE              $100,000          $100,000              $5,000          $100,000        $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY PRIOR
TO WITHDRAWAL         $115,000          $100,000              $5,000          $85,000         $100,000             $5,000
--------------------------------------------------------------------------------------------------------------------------------
IMMEDIATELY AFTER     $105,000           91,304               $4,565          $75,000         $88,235              $4,412
WITHDRAWAL
                                  [100,000 - (100,000     [5,000 - (5,000                    [100,000 -           [5,000 X
                                   X 10,000/115,000)]   X 91,304/100,000)]                   (100,000 X      (88,235/100,000)]
                                                                                          10,000/85,000)]
--------------------------------------------------------------------------------------------------------------------------------
CHANGE IN VALUE
DUE TO WITHDRAWAL
(PARTIAL SURRENDER
REDUCTION)             $10,000           $8,696                $435           $10,000         $11,265               $588
------------------------------------------------------------------------------------------------------------------------ --------

TAX-QUALIFIED DISTRIBUTION PROGRAMS (GMWB II AND GMWB III ONLY) If you select GMWB II or GMWB III, subject to certain limitations and restrictions, your AWB will not incur a recalculation as a result of distributions taken under certain eligible Tax-Qualified Distribution Programs ("Tax-Qualified Distribution Programs"). Instead, such distributions will reduce the RBB by the amount of the withdrawal, and will not affect the AWB.

For purposes of GMWB II and GMWB III, the following Tax-Qualified Distribution Programs are eligible. Only certain types of distribution methods are eligible as described below. Please consult with your tax adviser to make sure you are eligible:

       o Distributions intended to satisfy the required minimum distribution rules under Internal Revenue Code ("Code") Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, to:

                o   a qualified retirement plan (Code Section 401),

                o   a tax-sheltered annuity (Code Section 403(b)),

                o   an individual retirement account (Code Sections 408(a)),

                o   an individual retirement annuity (Code Section 408(b)), or

                o   a qualified deferred compensation plan (Code Section 457).

           Required minimum distribution must be calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-3), and for distributions where the employee (owner) dies before the entire interest is distributed as described in Code Section 401(a)(9)(B)(iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401(a)(9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004).

       o Distributions intended to satisfy the exception under Code Section 72(s)(2) to the required minimum distribution rules which apply after the death of the holder of a nonqualified annuity contract provided under Code Section 72(s)(1) for certain amounts payable over the life of a designated beneficiary;

       o Distributions intended to satisfy the exception under Code Section 72(t)(2)(A)(iv) from the 10% additional tax on early distributions from qualified retirement plans imposed by Code Section 72(t)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and his designated beneficiary, provided, however, the amount of the substantially equal periodic payments must be calculated under the required minimum distribution method set forth in the Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Revenue Ruling 2002-62, 2002-42 I.R.B. 710 (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program); or

       o Distributions intended to satisfy the exception under Code Section 72(q)(2)(D) from the 10% additional tax on early distributions from nonqualified annuity contracts imposed by Code Section 72(q)(1) for certain amounts payable as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Beneficiary or the joint lives (or joint life expectancies) of such Beneficiary and his designated beneficiary, provided, however, the amount of the substantially equal periodic payment must be calculated under the required minimum distribution method set forth in Internal Revenue Service Notice 89-25, 1989-1 C.B. 662 in Q&A-12 as amended by Internal Revenue Bulletin 2004 -9, Notice 2004-15, page 526. (substantially equal periodic payments calculated under the fixed annuitization method or the fixed amortization method described in Q&A-12 of Notice 89-25 will not be considered a Tax-Qualified Distribution Program).

You are subject to the following limitations if you if you are taking distributions under a Tax-Qualified Distribution Program:

       o YOU MUST ENROLL IN OUR MANAGED DISTRIBUTION PROGRAM. If you do not enroll or if you cancel your enrollment, you can continue to make withdrawals under your GMWB rider, however your RBB and AWB may be subject to a recalculation. Under our Managed Distribution Program, you select a frequency of payments. You may change the frequency of your payments only once every two years after your GMWB Anniversary, and you may only make the change during the 30-day period after your GMWB Anniversary. At the time you purchase GMWB, your initial frequency of payment must be annual if you did not take distributions pursuant to your Tax-Qualified Distribution Program at your previous financial institution, unless you turn age 70 1/2 before the first GMWB anniversary.

           You are advised to take your required distributions prior to purchasing GMWB in order to have the choice of taking your distributions on a monthly, quarterly, semi-annual or annual basis. If you do not take your distribution before purchasing GMWB, you will be limited to taking annual distributions for the first two contract years after which time you can choose an alternate mode of distribution.

       o ANY WITHDRAWALS OUTSIDE OF THE PROGRAM MAY DECREASE YOUR BENEFIT. All withdrawals under your Contract must be made pursuant to the Tax-Qualified Distribution Program during any 12-month period after an anniversary of your purchase of GMWB (a "GMWB Year"). If during any GMWB Year you take any additional withdrawals that are not made pursuant to the Program, you can continue to make withdrawals under your GMWB rider, however for the remainder of the GMWB Year your RBB and AWB may be subject to a partial withdrawal reduction. To avoid any partial withdrawal reduction, all withdrawals under your Contract must be made pursuant to your Tax-Qualified Distribution Program.

RESET (GMWB I AND GMWB II ONLY) If you select GMWB I or GMWB II, you may choose to reset your RBB at any time on or after the 5th anniversary of your GMWB purchase. Your new RBB is reset to equal your current Contract Value. You may reset your RBB again every 5 years after the most recent reset. Once you become eligible to reset your RBB, we reserve the right to allow resets only on the anniversary of your GMWB purchase.

Each time you reset your RBB, your new AWB will equal a percentage of your new RBB. The percentage used is the same percentage used to calculate your AWB before the reset.

If you are age 95 and are taking withdrawals under a Tax-Qualified Distribution Program, you may not reset if you purchased GMWB II.

Depending on your Contract Value and the current fee for GMWB, it may not be beneficial to reset your RBB. Generally, it may be beneficial to reset your RBB if your Contract Value exceeds your RBB. However, the current charge in effect at the time of the reset will apply which may be higher than the current charge. Further, if you reset your RBB, your new AWB may be higher or lower than your current AWB. In addition, the length of time over which you can expect to receive your RBB will be reset.

INVESTMENT RESTRICTIONS (GMWB II AND GMWB III ONLY)

We reserve the right to restrict allocations to a Variable Funding Option or limit the percentage of Contract value that may be allocated to a Variable Funding Option at any time. If we do so we would provide you with asset allocation requirements, and we reserve the right to require periodic rebalancing of Contract value allocated to Variable Funding Options according to specified percentages. We will provide no less than 30 days advanced written notice if we exercise our right to restrict or limit allocations to a Variable Funding Option and/or require periodic rebalancing between Variable Funding Options. Our ability to restrict allocations to a Variable Funding Option may be different depending on your state.

If we restrict allocations to a Variable Funding Option, as of the effective date of the restriction, we will no longer allow additional Purchase Payments to be applied, or transfers of Contract value to be allocated into the restricted Variable Funding Option. Any Contract value previously allocated to a restricted Variable Funding Option will not be subject to the restriction. If we impose a limit on the percentage of Contract value allocated to a Variable Funding Option, as of the effective date of the restriction, we will impose the limit on all subsequent allocations.

GMWB CHARGE The charge for your GMWB rider is different depending on which version of GMWB you choose. For all GMWB riders, the charge is deducted daily from amounts held in each Variable Funding Option. The current charge for each rider, on an annual basis, is shown below. Your current charge will not change unless you reset your benefits, at which time we may modify the charge. In such case the charge will never exceed 1.00%.

                                                                GMWB I                 GMWB II                 GMWB III
                                                        ----------------------- ----------------------- -----------------------
   Current Annual Charge................................        0.40%                   0.50%                   0.25%
   Maximum Annual Charge After a Reset..................        1.00%                   1.00%                    N/A

MAXIMUM RBB Although we have no current plans to do so, in the future we may impose a maximum RBB. If we do, we would stop including additional Purchase Payments into the calculation of your RBB. If we impose a maximum RBB for Purchase Payments or reset, the maximum RBB will never be less than the cumulative Purchase Payments to which we have previously consented.

Currently you must obtain our consent to purchase any RBB over $1 million. Purchase Payments under $1 million are not subject to a maximum RBB.

TERMINATION Once you purchase GMWB I, you cannot cancel it. If you select GMWB II or GMWB III, you may terminate your rider at any time after the 5th anniversary of your purchase of GMWB. Once you terminate a GMWB III rider, you cannot re-elect it. You must request your termination in writing. All GMWB riders terminate automatically when you reach the maturity date of your Contract, if your Contract is assigned, or if the rider is exchanged for a similar rider offered by us.

OTHER INFORMATION ABOUT GMWB If your Contract Value reaches zero, and you have purchased this benefit, the following will occur:

       o The AWB will continue to be paid to you until the RBB is depleted, not more frequently than monthly. Upon your death, your beneficiary will receive these payments. No other death benefit or optional benefit, if any, will be paid.

       o The total annual payment amount will equal the AWB and will never exceed your RBB, and

       o We will no longer accept subsequent Purchase Payments into the Contract.

If a spouse or beneficiary continues this Contract upon your death, and you had elected GMWB, all terms and conditions of this benefit would apply to the new owner.

Please refer to the Death Benefit section for information on how GMWB may impact your death benefit.

COMPARISON OF IMPORTANT DIFFERENCES BETWEEN GMWB I, II, AND III

The following chart may help you decide which version of GMWB is best for you.

-----------------------------------------------------------------------------------------------------------------------------
                                         GMWB I                          GMWB II                         GMWB III
-----------------------------------------------------------------------------------------------------------------------------
  AWB                         5% of RBB if first withdrawal   5% of RBB if first withdrawal             5% of RBB
                                 before 3rd anniversary           before 3rd anniversary
                             10% of RBB if first withdrawal        10% of RBB if first
                                  after 3rd anniversary            withdrawal after 3rd
                                                                       anniversary
-----------------------------------------------------------------------------------------------------------------------------
  ANNUAL CHARGE                           0.40%                           0.50%                           0.25%
-----------------------------------------------------------------------------------------------------------------------------
  RESET                                    Yes                             Yes                              No
-----------------------------------------------------------------------------------------------------------------------------
  CAN I CANCEL MY GMWB?                    No                       Yes, after the 5th              Yes, after the 5th
                                                               anniversary of GMWB purchase    anniversary of GMWB purchase
-----------------------------------------------------------------------------------------------------------------------------
  INVESTMENT RESTRICTIONS                  No                              Yes                             Yes
-----------------------------------------------------------------------------------------------------------------------------
  WAIVER OF RECALCULATION                  No                              Yes                             Yes
  OF AWB FOR DISTRIBUTIONS
  FROM TAX-QUALIFIED PLANS
-----------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")

We offer a Guaranteed Minimum Accumulation Benefit rider ("GMAB Rider") for an additional charge. The GMAB Rider guarantees that your Contract Value will not be less than a minimum amount at the end of a specified number of years. If your Contract Value is less than the minimum guaranteed amount on the Rider Maturity Date, we will apply additional amounts to increase your Contract Value so that it is equal to the guaranteed amount. If you elect the GMAB Rider, we require that you allocate your Contract Value according to certain limitations and restrictions, and agree to periodic rebalancing of your Contract Value.

Currently, the GMAB Rider may only be elected at the time that you purchase your Contract. We may make the GMAB Rider available to Contracts after their effective date at a later date subject to certain additional terms and restrictions. You may not elect the GMAB Rider if you have also elected the GMWB Rider offered under the Contract.

BENEFIT DESCRIPTION & KEY TERMS

If you elect the GMAB Rider, we guarantee that if your Contract Value is less than your Benefit Base (defined below) on the Rider Maturity Date (defined below), we will apply additional amounts to your Contract to increase your Contract Value so that it is equal to the Benefit Base. Any additional amounts that we apply to your Contract to increase the Contract Value to equal the Benefit Base will be allocated to the money market Subaccount on the Rider Maturity Date. Any such additional amounts will be treated as earnings under your Contract, and will not be subject to a withdrawal charge once they are applied to your Contract.

If your Contract Value is equal to or greater than the Benefit Base on the Rider Maturity Date, the GMAB Rider will terminate and no additional amounts will be applied to your Contract.

BENEFIT BASE: The Benefit Base is equal to the Base Calculation Amount on the Rider Maturity Date and represents the minimum Contract Value that we guarantee on such date. We do not guarantee the Benefit Base on any day other than the Rider Maturity Date. The Benefit Base will not be available for withdrawal nor will it be used to calculate any benefits under the Contract prior to the Rider Maturity Date. The Benefit Base can never be less than zero.

BASE CALCULATION AMOUNT: We calculate the Base Calculation Amount to determine the Benefit Base. On the Rider Effective Date, the Base Calculation Amount is equal to your initial Purchase Payment. Aggregate Purchase Payments over $1 million are subject to our consent, including our consent to limit the Base Calculation Amount applicable to your GMAB Rider. We may impose a maximum Base Calculation Amount (and thereby, a maximum Benefit Base) in the future for Contract Owners who elect the GMAB Rider, but the maximum Base Calculation Amount will never be less than the Base Calculation Amount to which we have previously consented. We reserve the right to restrict increases in your maximum Base Calculation Amount based on subsequent Purchase Payments if such Purchase Payments would cause you Base Calculation Amount to be greater than our maximum Base Calculation Amount. We will not limit or impose a maximum Base Calculation Amount if your aggregate Purchase Payments are under $1 million. If you purchase more than one contract issued by the Company in the same calendar year and elect the GMAB Rider on each contract, the $1,000,000 Benefit Base maximum may be applied to the aggregate Benefit Base for all contracts. State variations may apply.

The Base Calculation Amount will not be used to calculate any benefits under the Contract, other than the GMAB Rider Liquidity Option described below. The Base Calculation Amount can never be less than zero. The Base Calculation Amount may change between the Rider Effective Date and Rider Maturity Date if you make additional Purchase Payments or request withdrawals from your Contract.

       o If you make an additional Purchase Payment(s) within 12 months after the Rider Effective Date, we will increase the Base Calculation Amount by the amount of the Purchase Payment. If you make an additional Purchase Payment(s) more than 12 months after the Rider Effective Date, we will not increase the Base Calculation Amount; however your Contract Value will increase, reflecting the amount of the Purchase Payment. You should consider this prior to making an additional Purchase Payment more than 12 months after the Rider Effective Date.

       o If you request a partial withdrawal, we will decrease the Base Calculation Amount in effect as of the date of the request by the actual dollar amount of the withdrawal or the Partial Withdrawal Reduction amount, whichever is greater. The Partial Withdrawal Reduction amount is equal to the Base Calculation Amount in effect immediately prior to the reduction for the partial withdrawal multiplied by the actual amount of the partial withdrawal divided by the Contract Value immediately prior to the partial withdrawal. When determining the impact of a partial withdrawal on the Base Calculation Amount, the actual amount of the partial withdrawal will include any contingent deferred sales charges and taxes that were deducted at the time of the partial withdrawal.

RIDER MATURITY DATE: The Rider Maturity Date is the anniversary of the Rider Effective Date that corresponds to the number of years you elect as the Rider Period (described below).

RIDER PERIOD: The Rider Period is the number of years you select between the Rider Effective Date and the Rider Maturity Date. Currently, we only offer a Rider Period of ten (10) years. We may offer Rider Periods of lesser or greater duration available in the future, subject to additional terms, conditions and limitations.

EXAMPLES OF BENEFIT BASE/BASE CALCULATION AMOUNT

Below are examples of how we determine the Benefit Base and Base Calculation Amount, as well as examples showing the impact of subsequent Purchase Payments and partial withdrawals. For purposes of each example below, assume that you elect the GMAB Rider on the effective date of your Contract and that your initial Purchase Payment is $100,000.

The example below illustrates the impact of the guarantee provided under the GMAB Rider assuming that your Contract Value increases or decreases during the Rider Period.

                EXAMPLES OF GMAB RIDER ON THE RIDER MATURITY DATE

                     ----------------------------------------------------------------------------------------------------------
                                  INCREASING CONTRACT VALUE                             DECLINING CONTRACT VALUE
                     ----------------------------------------------------------------------------------------------------------
                                            BASE                                                  BASE
                                         CALCULATION                                          CALCULATION
                      CONTRACT VALUE       AMOUNT        BENEFIT BASE     CONTRACT VALUE         AMOUNT         BENEFIT BASE
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000      Not Applicable       $100,000          $100,000       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF RIDER
MATURITY DATE            $115,000          $100,000         $100,000          $85,000           $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
AMOUNT APPLIED TO
CONTRACT VALUE DUE
TO GMAB RIDER                               $0(1)                                              $15,000(2)
-------------------------------------------------------------------------------------------------------------------------------

--------------
 (1) If your Contract Value on the GMAB Rider Maturity Date is equal to or greater than the Benefit Base, we will not apply any additional amounts to your Contract Value. Your GMAB Rider will terminate and we will no longer deduct the annual charge for the rider.

 (2) If your Contract Value on the GMAB Rider Maturity Date is less than the Benefit Base, we will apply additional amounts to your Contract Value so that it is equal to the Benefit Base. The additional amount will be added to the money market Subaccount.


The example below illustrates the impact of making an additional $10,000 Purchase Payment while the GMAB Rider is in effect, specifically the different manner in which we will treat Purchase Payments for purpose of determining the Base Calculation Amount based on when the Purchase Payment is made.

  EXAMPLES OF ADDITIONAL PURCHASE PAYMENTS - IMPACT ON BASE CALCULATION AMOUNT

                     ----------------------------------------------------------------------------------------------------------
                        ADDITIONAL PURCHASE PAYMENT WITHIN 12 MONTHS          ADDITIONAL PURCHASE PAYMENT AFTER 12 MONTHS
                     ----------------------------------------------------------------------------------------------------------
                                                             BASE                                                   BASE
                                          PURCHASE        CALCULATION                           PURCHASE        CALCULATION
                     CONTRACT VALUE       PAYMENT           AMOUNT         CONTRACT VALUE       PAYMENT            AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB
RIDER EFFECTIVE
DATE                     $100,000          $100,000         $100,000          $100,000          $100,000          $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE BEFORE
ADDITIONAL
PURCHASE PAYMENT         $120,000       Not Applicable      $100,000          $120,000       Not Applicable       $100,000
-------------------------------------------------------------------------------------------------------------------------------
VALUE AFTER
ADDITIONAL
PURCHASE PAYMENT         $130,000          $10,000          $110,000          $130,000          $10,000           $100,000
-------------------------------------------------------------------------------------------------------------------------------

The example below illustrates the impact of making a $10,000 partial withdrawal while the GMAB Rider is in effect, specifically the difference in the manner in which a partial withdrawal affects your Base Calculation Amount in an increasing market versus a decreasing market. The example assumes that the partial withdrawal does not qualify under the GMAB Rider Liquidity Option described below.

       EXAMPLES OF PARTIAL WITHDRAWALS - IMPACT ON BASE CALCULATION AMOUNT

                             --------------------------------------------------------------------------------------------------
                                                            ASSUMING INCREASING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL            $115,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                    $105,000          $90,000               $10,000               $8,696               $10,000
-------------------------------------------------------------------------------------------------------------------------------
                                                             ASSUMING DECLINING CONTRACT VALUE
                             --------------------------------------------------------------------------------------------------
                              CONTRACT      BASE CALCULATION    PARTIAL WITHDRAWAL    PARTIAL SURRENDER     REDUCTION TO BASE
                                VALUE            AMOUNT               AMOUNT              REDUCTION        CALCULATION AMOUNT
-------------------------------------------------------------------------------------------------------------------------------
VALUE AS OF GMAB RIDER
EFFECTIVE DATE                $100,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY PRIOR TO
PARTIAL WITHDRAWAL             $85,000          $100,000          Not Applicable        Not Applicable       Not Applicable
-------------------------------------------------------------------------------------------------------------------------------
VALUE IMMEDIATELY
FOLLOWING PARTIAL
WITHDRAWAL                     $75,000          $88,235               $10,000              $11,765               $11,765
-------------------------------------------------------------------------------------------------------------------------------

INVESTMENT LIMITATIONS/RESTRICTIONS/REBALANCING

If you elect the GMAB Rider, your Contract will be subject to additional limitations and restrictions on your right to allocate Contract Value among the Subaccounts, your right to request transfers between Subaccounts and your right to allocate Purchase Payments to Subaccounts.

We classify each Subaccount as Class A or Class B based on our assessment of the relative risk and volatility of the Underlying Fund in which the Subaccount invests. Subaccounts that we classify as "Class A" will generally invest in Underlying Funds that invest primarily in equity securities, or securities that we believe will approximate the relative volatility and relative risk of equity securities. Subaccounts that we classify as "Class B" will generally invest in Underlying Funds that invest primarily in debt securities or cash. A Subaccount that invests in an Underlying Fund that invests in a combination of equity securities and debt securities will be classified as either Class A or Class B. We have sole discretion to determine whether a Subaccount is classified as Class A or Class B. We reserve the right to change the classification of a Subaccount from Class A to Class B or from Class B to Class A. Any change in Subaccount classification will apply to Contract Owners who elect the GMAB Rider after the effective date of the change in classification, as well as existing Contract Owners who have the GMAB Rider in force as of the effective date of the change in classification.

You will be required to establish a personal allocation profile at the time that you elect the GMAB Rider specifying the Subaccounts and the allocation percentages for each Subaccount in which you intend to allocate your initial Purchase Payment and any credits that we apply to your initial Purchase Payment. Your personal allocation profile will remain in effect for any additional Purchase Payments you make until you elect to change it. Your personal allocation profile may include any combination of Class A and Class B Subaccounts so long as the overall allocation does not violate the limitations and restrictions described below.

You may only allocate up to 80% of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class A. You must allocate 20% or more of your initial Purchase Payment and any credits that we apply to your initial Purchase Payment to Subaccounts that we classify as Class B.

Any time that you request a transfer of Contract Value between Subaccounts or make an additional Purchase Payment, you must comply with the following limitations or restrictions:

       o You may allocate your Contract Value in one or more of the Class A Subaccounts that you choose; however, you may only allocate up to 80% of your Contract Value to Subaccounts that we classify as Class A.

       o You may allocate your Contract Value in one or more of the Class B Subaccounts that you choose; however, you must allocate 20% or more of your Contract Value to Subaccounts that we classify as Class B.

       o If you make an additional Purchase Payment, you can only allocate up to 80% of Purchase Payment to Subaccounts that we classify as Class A.

       o If you make an additional Purchase Payment, you must allocate 20% or more of the Purchase Payments to Subaccounts that we classify as Class B.

Any request to transfer Contract Value or allocate subsequent Purchase Payments that would violate these limitations and restrictions will be rejected. You will be required to submit a new request that complies with the applicable limitation or restriction. We will not be responsible for any financial impact caused by delays in processing your transaction if your request is rejected because it does not comply with an applicable limitation or restriction.

REBALANCING: On a quarterly basis, we will rebalance your Contract Value according to the current personal allocation profile that you chose for Class A and Class B Subaccounts. Unless you instruct us otherwise, we will rebalance your Contract Value in each Class A and Class B Subaccount, respectively, according to the relative proportions indicated in your personal allocation profile.

Below is a list of the Subaccounts that are currently offered under the Contract with the applicable classification.

CLASS A SUBACCOUNTS/UNDERLYING FUNDS                                                           CLASS B SUBACCOUNTS/UNDERLYING FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.         SALOMON BROTHERS VARIABLE SERIES
   Salomon Brothers Variable Aggressive           Emerging Markets Equity                      FUNDS INC.
     Growth Fund -- Class I Shares                  Portfolio, Class I                            High Yield Bond Fund -- Class I
MORGAN STANLEY VARIABLE INVESTMENT                Equity and Income Portfolio,                    Strategic Bond Fund -- Class I
   SERIES (CLASS Y)                                 Class II                                   THE UNIVERSAL INSTITUTIONAL FUNDS,
   Dividend Growth Portfolio                      Equity Growth Portfolio, Class I             INC.
   Equity Portfolio                               Global Franchise Portfolio,                     Core Plus Fixed Income Portfolio,
   S&P 500 Index Portfolio                          Class II                                        Class II
SALOMON BROTHERS VARIABLE SERIES                  Global Value Equity Portfolio,               VAN KAMPEN LIFE INVESTMENT TRUST
   FUNDS INC.                                       Class I                                       Government Portfolio Class II
   All Cap Fund -- Class I                        Mid Cap Growth Portfolio, Class I                 Shares
   Investors Fund -- Class I                      Small Company Growth Portfolio,                 Money Market Portfolio Class II
   Large Cap Growth Fund -- Class I                 Class II                                        Shares
   Small Cap Growth Fund -- Class I               U.S. Mid Cap Value Portfolio,
SCUDDER VARIABLE SERIES I                           Class I
   Growth and Income Portfolio --                 U.S. Real Estate Securities
     Class B                                         Portfolio, Class I
SCUDDER VARIABLE SERIES II                        Value Portfolio, Class I
   Scudder International Select                TRAVELERS SERIES FUND INC.
     Equity Portfolio -- Class B                  AIM Capital Appreciation
THE TRAVELERS SERIES TRUST                          Portfolio
   Equity Income Portfolio                        MFS Total Return Portfolio
   Large Cap Portfolio                         VAN KAMPEN LIFE INVESTMENT TRUST
   Managed Allocation Series:                     Comstock Portfolio Class II
     Aggressive Portfolio                           Shares
   Managed Allocation Series:                     Emerging Growth Portfolio Class
     Conservative Portfolio                         II Shares
   Managed Allocation Series:                     Enterprise Portfolio Class II
     Moderate Portfolio                             Shares
   Managed Allocation Series:                     Growth and Income Portfolio
     Moderate-Aggressive Portfolio                  Class II Shares
   Managed Allocation Series:                  VARIABLE INSURANCE PRODUCTS FUND
     Moderate-Conservative Portfolio              Contrafund(R) Portfolio -- Service
   Style Focus Series: Small Cap                    Class 2
     Value Portfolio                              Mid Cap Portfolio -- Service
                                                    Class 2 Portfolio

GMAB RIDER LIQUIDITY OPTION

During the 90-day period prior to the 5th anniversary of the Rider Effective Date, you may request a partial withdrawal of up to 15% of the Base Calculation Amount immediately prior to the request. Under this option, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal so long as the withdrawal does not exceed the amount available for withdrawal under this provision. If you request a partial withdrawal greater than 15% of the Base Calculation Amount, we will reduce the Base Calculation Amount by the dollar amount of the withdrawal for amounts withdrawn up to the 15% limit and, for the excess amount, we will reduce the Base Calculation Amount as described above under the sub-section "Base Calculation Amount." Any partial withdrawal you make under this provision will be made free of contingent deferred sales charges that would otherwise apply under the terms of your Contract. Additionally, any withdrawals taken under this feature will reduce your Free Withdrawal Allowance under the Contract.

This feature can only be exercised once before the Rider Maturity Date and must occur during the 90-day period prior to the 5th anniversary of the Rider Effective Date. We reserve the right to require you to exercise your rights under this provision on the anniversary of your Rider Effective Date. You must notify us in a form acceptable to us that you are exercising your rights under this GMAB Rider Liquidity Option.

CANCELLATION OF THE GMAB RIDER

You may elect to cancel the GMAB Rider at any time after the 5th anniversary of the GMAB Rider Effective Date. Upon cancellation, we will no longer deduct the annual charge for the GMAB Rider. Upon cancellation of the

GMAB Rider, all rights and benefits under the GMAB Rider will cease. Upon cancellation, we will no longer apply any of the investment limitations and restrictions described above.

GMAB RIDER EXCHANGE OPTION -- If, during the 90-day period following the 5th anniversary of the Rider Effective Date, your Contract Value is greater than the Base Calculation Amount, you may elect to cancel the GMAB Rider and simultaneously elect either a new GMAB Rider or a GMWB Rider. You will be required to meet any eligibility requirements that apply to each rider at the time you make the election.

         EXCHANGE FOR NEW GMAB RIDER: If you elect to cancel the GMAB Rider and elect the GMAB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your new GMAB Rider will be the date we receive your request in good order. Your new GMAB Rider will be subject to a new Rider Maturity Date. The Benefit Base of your prior GMAB Rider will not apply to the new GMAB Rider. Your Contract Value as of the date you elect to exchange your GMAB Rider will be used to determine your initial Base Calculation Amount for the new rider. The new GMAB Rider will be subject to a new charge that may be higher or lower than the charge you paid for your original GMAB Rider. The GMAB Rider that we make available under this Rider Exchange Option will always feature a ten year Rider Period and may include other Rider Period durations.

         EXCHANGE FOR GMWB RIDER: If you elect to cancel the GMAB Rider and elect the GMWB Rider that we make available under this Rider Exchange Option, the Rider Effective Date for your GMWB Rider will be the date we receive your request. The GMWB Rider that we make available under this Rider Exchange Option will feature a 10% minimum annual withdrawal amount. The GMWB Rider will be subject to the charge then in effect for a GMWB Rider that is offered under this Rider Exchange Option.

TERMINATION

The GMAB Rider will terminate on the earliest to occur of: (1) the Rider Maturity Date; (2) the date you elect to begin receiving Annuity Payments under the Contract; (3) the date you fully surrender your Contract; (4) the date you elect to cancel the GMAB Rider (including assignments); (5) the date we receive Due Proof of Death if the surviving spouse or beneficiary does not elect to continue the Contract (if allowed); or (6) the date the GMAB Rider is cancelled and replaced with a new GMAB Rider or GMWB Rider under the Rider Exchange Option.

The annual charge for the GMAB Rider will no longer be deducted and all guarantees will cease when the rider is terminated. Further, any investment limitations and restrictions will no longer apply after the GMAB Rider is terminated. If the GMAB Rider is terminated before the Rider Maturity Date, the Benefit Base will not be paid.

CHARGE FOR GMAB

If you elect the GMAB Rider, we will deduct an additional charge on a daily basis that is equal to an annual charge of 0.50% from your Contract Value invested in the Subaccounts. The charge will be applied and will not change from the Rider Effective Date until the Rider Maturity Date unless the rider is cancelled or terminates prior to such date. If you elect to terminate the GMAB Rider prior to the Rider Maturity Date, the charge will no longer be deducted. If you elect to exchange this GMAB Rider and elect a new GMAB Rider under the Rider Exchange Option (described above), the current charge in effect for the GMAB rider will be applied, which may be higher or lower than the charge you paid for this rider.

ADDITIONAL CONSIDERATIONS

o Your Contract cannot have any outstanding loans if you elect the GMAB Rider. Further, you may not request a loan from your Contract if you have previously elected the GMAB Rider.

o If you die while the GMAB Rider is in effect, and your surviving spouse or Beneficiary elects to continue the Contract under the spousal contract continuance or beneficiary contract continuance provision, then the GMAB Rider will remain in effect and will continue until the Rider Maturity Date.

o Any DCA Program that is in effect while the GMAB Rider is in effect must meet the investment limitations and restrictions of the GMAB Rider, as described above. In addition, you may not request a DCA Program that makes transfers from Class B Subaccounts to Class A Subaccounts.

o If you are expecting to request withdrawals from your Contract, including withdrawals intended to satisfy required minimum distribution requirements, the impact of such withdrawals on the guarantees provided under the GMAB Rider will make the rider less valuable.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments;
(c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70 1/2th birthday for Qualified Contracts and the Annuitant's 95th birthday for Non-qualified Contracts or ten years after the effective date of the Contract, if later.

At least 30 days' before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 95th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Variable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Variable Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each Variable Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make payments for the period selected.

Option 6 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the annuity option "Payments for a Fixed Period without Life Contingency."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $1,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days' after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Seven and Separate Account Eight, respectively. Both Separate Account Seven and Separate Account Eight were established on June 30, 1998 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Seven and Separate Account Eight for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the Variable Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Variable Funding Option at net asset value. Shares of the Variable Funding Options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the E.S.P., GMAB or GMWB. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity contracts, like interest payable on fixed investments (notes, bonds, etc.) continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the Contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity contract described in this prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.


The transaction will not affect the terms or conditions of your variable annuity, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into a preferred distribution arrangement with Morgan Stanley DW, Inc., the only broker-dealer firm that is authorized by the Company and TDLLC to offer the Contracts.

The Company and TDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser to one or more Underlying Funds or serves as a subadviser to a Portfolio of The Travelers Series Trust or Travelers Series Fund Inc., which are offered under the Contracts. These firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., Salomon Brothers Asset Management and Smith Barney Fund Management. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a contract govern that Contract. Where a state has not approved a contract feature or Variable Funding Option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (6/03)....................................   2004        1.140           1.219                  12,517
                                                               2003        1.000           1.140                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)..........   2004        1.094           1.161                   5,968
                                                               2003        1.000           1.094                   1,000

   The Equity Portfolio -- Class Y (9/03)...................   2004        1.079           1.173                      --
                                                               2003        1.000           1.079                   2,000

   The S&P 500 Index Portfolio -- Class Y (9/03)............   2004        1.093           1.182                  82,846
                                                               2003        1.000           1.093                   1,000

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)...........................   2004        1.173           1.246                  54,032
                                                               2003        1.000           1.173                   1,382

   High Yield Bond Fund -- Class I (11/99)..................   2004        1.069           1.165                  98,772
                                                               2003        1.000           1.069                  20,698

   Investors Fund -- Class I (9/99).........................   2004        1.139           1.233                  17,628
                                                               2003        1.000           1.139                      --

   Large Cap Growth Fund -- Class I (6/03)..................   2004        1.179           1.163                     899
                                                               2003        1.000           1.179                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
   Small Cap Growth Fund -- Class I (5/00)..................   2004        1.266           1.430                  14,081
                                                               2003        1.000           1.266                  14,918

   Strategic Bond Fund -- Class I (9/99)....................   2004        1.015           1.062                 133,117
                                                               2003        1.000           1.015                   7,385

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (6/03)............   2004        1.128           1.214                      --
                                                               2003        1.000           1.128                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)...........................................   2004        1.210           1.398                  12,042
                                                               2003        1.000           1.210                      --

The Travelers Series Trust
   Equity Income Portfolio (6/03)...........................   2004        1.138           1.227                 189,219
                                                               2003        1.000           1.138                  43,948

   Large Cap Portfolio (6/03)...............................   2004        1.128           1.178                  28,478
                                                               2003        1.000           1.128                   2,836

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (6/03)......   2004        1.001           1.021                  41,869
                                                               2003        1.000           1.001                   1,532

   Emerging Markets Equity Portfolio, Class I (10/99).......   2004        1.357           1.638                   4,023
                                                               2003        1.000           1.357                     615

   Equity and Income Portfolio -- Class II (6/03)...........   2004        1.097           1.200                  58,257
                                                               2003        1.000           1.097                   6,560

   Equity Growth Portfolio, Class I (5/00)..................   2004        1.116           1.179                       --
                                                               2003        1.000           1.116                       --

   Global Franchise Portfolio -- Class II Shares (6/03).....   2004        1.162           1.285                  34,376
                                                               2003        1.000           1.162                   4,288

   Global Value Equity Portfolio, Class I (8/99)............   2004        1.197           1.332                  44,842
                                                               2003        1.000           1.197                       --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
   Mid Cap Growth Portfolio, Class I (5/00).................   2004        1.199           1.430                  16,654
                                                               2003        1.000           1.199                      --

   Mid Cap Value Portfolio, Class I (9/99)..................   2004        1.209           1.359                   9,130
                                                               2003        1.000           1.209                      --

   Small Company Growth Portfolio -- Class II (6/03)........   2004        1.229           1.434                   1,519
                                                               2003        1.000           1.229                      --

   U.S. Real Estate Portfolio, Class I (10/99)..............   2004        1.184           1.583                  27,404
                                                               2003        1.000           1.184                  15,456

   Value Portfolio, Class I (6/99)..........................   2004        1.173           1.356                  89,187
                                                               2003        1.000           1.173                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)................   2004        1.156           1.207                   7,973
                                                               2003        1.000           1.156                      --

   MFS Total Return Portfolio (6/03)........................   2004        1.068           1.168                  47,224
                                                               2003        1.000           1.068                   2,231

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2004        1.152           1.327                 221,623
                                                               2003        1.000           1.152                  35,883

   Emerging Growth Portfolio -- Class II Shares (6/03)......   2004        1.111           1.163                  18,516
                                                               2003        1.000           1.111                   3,390

   Enterprise Portfolio -- Class II Shares (6/03)...........   2004        1.126           1.146                   4,874
                                                               2003        1.000           1.126                      --

   Government Portfolio -- Class II Shares (6/03)...........   2004        0.980           0.998                 100,754
                                                               2003        1.000           0.980                  13,446

   Growth and Income Portfolio -- Class II Shares (6/03)....   2004        1.147           1.283                  51,013
                                                               2003        1.000           1.147                      --

   Money Market Portfolio -- Class II Shares (6/03).........   2004        0.990           0.977                 165,162
                                                               2003        1.000           0.990                  13,680

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2004        1.172           1.324                  22,309
                                                               2003        1.000           1.172                     678

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (6/03)..............   2004        1.258           1.539                  77,649
                                                               2003        1.000           1.258                  14,283

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (6/03).....................................   2004        1.000           1.053                     223

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)...........   2004        1.000           1.058                      --

   The Equity Portfolio -- Class Y (9/03)....................   2004        1.000           1.082                      --

   The S&P 500 Index Portfolio -- Class Y (9/03).............   2004        1.000           1.069                     404

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (6/00)............................   2004        1.000           1.056                      --

   High Yield Bond Fund -- Class I (11/99)...................   2004        1.000           1.102                   7,216

   Investors Fund -- Class I (9/99)..........................   2004        1.000           1.078                      --

   Large Cap Growth Fund -- Class I (6/03)...................   2004        1.000           0.989                      --

   Small Cap Growth Fund -- Class I (5/00)...................   2004        1.000           1.164                      --

   Strategic Bond Fund -- Class I (9/99).....................   2004        1.000           1.068                      --

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (6/03).............   2004        1.000           1.064                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (6/03)............................................   2004        1.000           1.164                   6,131

The Travelers Series Trust
   Equity Income Portfolio (6/03)............................   2004        1.000           1.101                      --

   Large Cap Portfolio (6/03)................................   2004        1.000           1.047                      --

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (6/03).......   2004        1.000           1.031                   1,549

   Emerging Markets Equity Portfolio, Class I (10/99)........   2004        1.000           1.317                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
   Equity and Income Portfolio -- Class II (6/03)...........   2004        1.000           1.090                     398

   Equity Growth Portfolio, Class I (5/00)..................   2004        1.000           1.048                      --

   Global Franchise Portfolio -- Class II Shares (6/03).....   2004        1.000           1.077                      --

   Global Value Equity Portfolio, Class I (8/99)............   2004        1.000           1.092                      --

   Mid Cap Growth Portfolio, Class I (5/00).................   2004        1.000           1.139                      --

   Mid Cap Value Portfolio, Class I (9/99)..................   2004        1.000           1.125                      --

   Small Company Growth Portfolio -- Class II (6/03)........   2004        1.000           1.131                      --

   U.S. Real Estate Portfolio, Class I (10/99)..............   2004        1.000           1.309                   5,489

   Value Portfolio, Class I (6/99)..........................   2004        1.000           1.136                   6,186

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)................   2004        1.000           1.053                      --

   MFS Total Return Portfolio (6/03)........................   2004        1.000           1.094                      --

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (6/03).............   2004        1.000           1.129                      --

   Emerging Growth Portfolio -- Class II Shares (6/03)......   2004        1.000           1.056                      --

   Enterprise Portfolio -- Class II Shares (6/03)...........   2004        1.000           1.036                      --

   Government Portfolio -- Class II Shares (6/03)...........   2004        1.000           1.035                     411

   Growth and Income Portfolio -- Class II Shares (6/03)....   2004        1.000           1.111                     393

   Money Market Portfolio -- Class II Shares (6/03).........   2004        1.000           0.990                      --

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (6/03)........   2004        1.000           1.105                   1,484

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (6/03)..............   2004        1.000           1.225                   5,889


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT EIGHT FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.


                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/03)....................................   2004        1.140           1.219                   4,289
                                                               2003        1.000           1.140                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)..........   2004        1.094           1.161                   6,842
                                                               2003        1.000           1.094                      --

   The Equity Portfolio -- Class Y (10/03)..................   2004        1.079           1.173                      --
                                                               2003        1.000           1.079                      --

   The S&P 500 Index Portfolio -- Class Y (9/03)............   2004        1.093           1.182                  81,534
                                                               2003        1.000           1.093                  37,717

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2004        1.173           1.246                 114,412
                                                               2003        1.000           1.173                     730

   High Yield Bond Fund -- Class I (7/99)...................   2004        1.069           1.165                 141,410
                                                               2003        1.000           1.069                  41,744

   Investors Fund -- Class I (7/99).........................   2004        1.139           1.233                      --
                                                               2003        1.000           1.139                      --

   Large Cap Growth Fund -- Class I (8/03)..................   2004        1.179           1.163                  21,698
                                                               2003        1.000           1.179                  16,281

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
   Small Cap Growth Fund -- Class I (6/00)..................   2004        1.266           1.430                  55,851
                                                               2003        1.000           1.266                  32,394

   Strategic Bond Fund -- Class I (7/99)....................   2004        1.015           1.062                 169,076
                                                               2003        1.000           1.015                  36,546

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (8/03)............   2004        1.128           1.214                   2,286
                                                               2003        1.000           1.128                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2004        1.210           1.398                  54,681
                                                               2003        1.000           1.210                  16,078

The Travelers Series Trust
   Equity Income Portfolio (8/03)...........................   2004        1.138           1.227                 132,385
                                                               2003        1.000           1.138                  64,858

   Large Cap Portfolio (8/03)...............................   2004        1.128           1.178                  80,399
                                                               2003        1.000           1.128                  62,987

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (8/03)......   2004        1.001           1.021                 117,207
                                                               2003        1.000           1.001                  28,854

   Emerging Markets Equity Portfolio, Class I (7/99)........   2004        1.357           1.638                  41,747
                                                               2003        1.000           1.357                   5,479

   Equity and Income Portfolio -- Class II (8/03)...........   2004        1.097           1.200                 224,232
                                                               2003        1.000           1.097                  22,061

   Equity Growth Portfolio, Class I (7/00)..................   2004        1.116           1.179                  23,904
                                                               2003        1.000           1.116                   2,809

   Global Franchise Portfolio -- Class II Shares (8/03).....   2004        1.162           1.285                 198,820
                                                               2003        1.000           1.162                  24,693

   Global Value Equity Portfolio, Class I (7/99)............   2004        1.197           1.332                  30,652
                                                               2003        1.000           1.197                  10,484

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
   Mid Cap Growth Portfolio, Class I (6/00).................   2004        1.199           1.430                  18,917
                                                               2003        1.000           1.199                   3,772

   Mid Cap Value Portfolio, Class I (7/99)..................   2004        1.209           1.359                  38,411
                                                               2003        1.000           1.209                  22,941

   Small Company Growth Portfolio -- Class II (8/03)........   2004        1.229           1.434                  32,640
                                                               2003        1.000           1.229                  12,959

   U.S. Real Estate Portfolio, Class I (7/99)...............   2004        1.184           1.583                  49,957
                                                               2003        1.000           1.184                   1,857

   Value Portfolio, Class I (7/99)..........................   2004        1.173           1.356                  14,806
                                                               2003        1.000           1.173                   5,404

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)................   2004        1.156           1.207                  71,269
                                                               2003        1.000           1.156                  17,149

   MFS Total Return Portfolio (8/03)........................   2004        1.068           1.168                 197,742
                                                               2003        1.000           1.068                  64,349

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2004        1.152           1.327                 483,901
                                                               2003        1.000           1.152                 150,426

   Emerging Growth Portfolio -- Class II Shares (8/03)......   2004        1.111           1.163                 141,145
                                                               2003        1.000           1.111                  31,734

   Enterprise Portfolio -- Class II Shares (8/03)...........   2004        1.126           1.146                  15,401
                                                               2003        1.000           1.126                       --

   Government Portfolio -- Class II Shares (8/03)...........   2004        0.980           0.998                 178,458
                                                               2003        1.000           0.980                  70,605

   Growth and Income Portfolio -- Class II Shares (8/03)....   2004        1.147           1.283                 151,206
                                                               2003        1.000           1.147                  46,014

   Money Market Portfolio -- Class II Shares (8/03).........   2004        0.990           0.977                 199,356
                                                               2003        1.000           0.990                  83,154

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (8/03)........   2004        1.172           1.324                  74,027
                                                               2003        1.000           1.172                  16,870

Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (8/03)..............   2004        1.258           1.539                  96,577
                                                               2003        1.000           1.258                  23,714

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                         SEPARATE ACCOUNT CHARGES 2.60%

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund --
   Class I Shares (8/03)....................................   2004        1.000           1.053                      --

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio -- Class Y (9/03)..........   2004        1.000           1.058                      --

   The Equity Portfolio -- Class Y (10/03)..................   2004        1.000           1.082                  37,768

   The S&P 500 Index Portfolio -- Class Y (9/03)............   2004        1.000           1.069                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (7/99)...........................   2004        1.000           1.056                      --

   High Yield Bond Fund -- Class I (7/99)...................   2004        1.000           1.102                  29,939

   Investors Fund -- Class I (7/99).........................   2004        1.000           1.078                      --

   Large Cap Growth Fund -- Class I (8/03)..................   2004        1.000           0.989                      --

   Small Cap Growth Fund -- Class I (6/00)..................   2004        1.000           1.164                   1,609

   Strategic Bond Fund -- Class I (7/99)....................   2004        1.000           1.068                  37,456

Scudder Variable Series I
   Growth and Income Portfolio -- Class B (8/03)............   2004        1.000           1.064                      --

Scudder Variable Series II
   Scudder International Select Equity Portfolio --
   Class B (8/03)...........................................   2004        1.000           1.164                   7,679

The Travelers Series Trust
   Equity Income Portfolio (8/03)...........................   2004        1.000           1.101                   4,496

   Large Cap Portfolio (8/03)...............................   2004        1.000           1.047                   6,273

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio -- Class II (8/03)......   2004        1.000           1.031                   3,693

   Emerging Markets Equity Portfolio, Class I (7/99)........   2004        1.000           1.317                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
   Equity and Income Portfolio -- Class II (8/03)...........   2004        1.000           1.090                   2,656

   Equity Growth Portfolio, Class I (7/00)..................   2004        1.000           1.048                      --

   Global Franchise Portfolio -- Class II Shares (8/03).....   2004        1.000           1.077                  50,142

   Global Value Equity Portfolio, Class I (7/99)............   2004        1.000           1.092                      --

   Mid Cap Growth Portfolio, Class I (6/00).................   2004        1.000           1.139                      --

   Mid Cap Value Portfolio, Class I (7/99)..................   2004        1.000           1.125                  20,015

   Small Company Growth Portfolio -- Class II (8/03)........   2004        1.000           1.131                     314

   U.S. Real Estate Portfolio, Class I (7/99)...............   2004        1.000           1.309                   1,439

   Value Portfolio, Class I (7/99)..........................   2004        1.000           1.136                      --

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/03)................   2004        1.000           1.053                      --

   MFS Total Return Portfolio (8/03)........................   2004        1.000           1.094                   2,248

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2004        1.000           1.129                  65,187

   Emerging Growth Portfolio -- Class II Shares (8/03)......   2004        1.000           1.056                      --

   Enterprise Portfolio -- Class II Shares (8/03)...........   2004        1.000           1.036                  18,944

   Government Portfolio -- Class II Shares (8/03)...........   2004        1.000           1.035                      --

   Growth and Income Portfolio -- Class II Shares (8/03)....   2004        1.000           1.111                  20,758

   Money Market Portfolio -- Class II Shares (8/03).........   2004        1.000           0.990                   7,552

Variable Insurance Products Fund II
   Contrafund(R) Portfolio -- Service Class 2 (8/03)........   2004        1.000           1.105                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT        OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR          END OF YEAR           END OF YEAR
----------------                                              -------  -------------    -------------        ---------------
Variable Insurance Products Fund III
   Mid Cap Portfolio -- Service Class 2 (8/03)...............   2004        1.000           1.225                   1,166


                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                                   APPENDIX C
--------------------------------------------------------------------------------

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                      The Insurance Company
                      Principal Underwriter
                      Distribution and Principal Underwriting Agreement Valuation of Assets
                      Federal Tax Considerations
                      Independent Accountants
                      Condensed Financial Information
                      Financial Statements


--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
Travelers Life & Annuity, Annuity Investor Services, One Cityplace, 3 CP Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21258S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21259S.


Name:       _________________________________________________________

Address:    _________________________________________________________

L-19981                                                              May 2, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                        PREMIER ADVISERS - ASSET MANAGER
                               PREMIER ADVISERS L

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................    2
PRINCIPAL UNDERWRITER...................................................    2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................    2
VALUATION OF ASSETS.....................................................    3
FEDERAL TAX CONSIDERATIONS..............................................    4
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..........................    7
CONDENSED FINANCIAL INFORMATION.........................................    8
FINANCIAL STATEMENTS....................................................  F-1

                              THE INSURANCE COMPANY

The Travelers Insurance Company (the "Company") is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands, and the Bahamas. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of Citigroup Insurance Holding Corporation, which is an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

         o   The Travelers Insurance Company ("TIC")
         o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Seven for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

-------------------------------------------------------------------------------------------------------------
                             UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                     BY THE COMPANY                         RETAINED BY TDLLC
-------------------------------------------------------------------------------------------------------------

2004                                        $132,410                                   $0
-------------------------------------------------------------------------------------------------------------

2003                                         $73,223                                   $0
-------------------------------------------------------------------------------------------------------------

2002                                         $88,393                                   $0
-------------------------------------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

             (a) = investment income plus capital gains and losses (whether realized or unrealized);

             (b) = any deduction for applicable taxes (presently zero); and

             (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.

This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE TRAVELERS INSURANCE COMPANY

The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Seven for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Insurance

Company and subsidiaries refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, for variable interest entities in 2003, and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.139           1.216                  35,432
                                                               2003        1.000           1.139                       -

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.094           1.159                       -
                                                               2003        1.000           1.094                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.079           1.171                       -
                                                               2003        1.000           1.079                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.092           1.180                       -
                                                               2003        1.000           1.092                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.172           1.243                  52,338
                                                               2003        1.000           1.172                       -

   High Yield Bond Fund - Class I (11/99)                      2004        1.068           1.162                   2,111
                                                               2003        1.000           1.068                       -

   Investors Fund - Class I (9/99)                             2004        1.138           1.230                  93,046
                                                               2003        1.000           1.138                       -

   Large Cap Growth Fund - Class I (6/03)                      2004        1.178           1.160                       -
                                                               2003        1.000           1.178                       -

   Small Cap Growth Fund - Class I (5/00)                      2004        1.265           1.426                   6,879
                                                               2003        1.000           1.265                       -

   Strategic Bond Fund - Class I (9/99)                        2004        1.015           1.059                       -
                                                               2003        1.000           1.015                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.127           1.211                       -
                                                               2003        1.000           1.127                       -

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.209           1.395                       -
                                                               2003        1.000           1.209                       -

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.138           1.224                  10,669
                                                               2003        1.000           1.138                       -

   Large Cap Portfolio (6/03)                                  2004        1.127           1.175                       -
                                                               2003        1.000           1.127                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        1.000           1.019                   7,376
                                                               2003        1.000           1.000                       -

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.356           1.635                       -
                                                               2003        1.000           1.356                       -

   Equity and Income Portfolio - Class II (6/03)               2004        1.096           1.197                       -
                                                               2003        1.000           1.096                       -

   Equity Growth Portfolio, Class I (5/00)                     2004        1.115           1.176                       -
                                                               2003        1.000           1.115                       -

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.161           1.282                       -
                                                               2003        1.000           1.161                       -

   Global Value Equity Portfolio, Class I (8/99)               2004        1.196           1.329                  41,613
                                                               2003        1.000           1.196                       -

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.198           1.426                  41,378
                                                               2003        1.000           1.198                       -

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.208           1.356                   7,331
                                                               2003        1.000           1.208                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
   Small Company Growth Portfolio - Class II (6/03)            2004        1.228           1.430                       -
                                                               2003        1.000           1.228                       -

   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.183           1.580                       -
                                                               2003        1.000           1.183                       -

   Value Portfolio, Class I (6/99)                             2004        1.172           1.353                       -
                                                               2003        1.000           1.172                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.155           1.204                   7,749
                                                               2003        1.000           1.155                       -

   MFS Total Return Portfolio (6/03)                           2004        1.068           1.165                       -
                                                               2003        1.000           1.068                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.151           1.323                   3,805
                                                               2003        1.000           1.151                       -

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.110           1.160                   2,013
                                                               2003        1.000           1.110                       -

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.125           1.143                       -
                                                               2003        1.000           1.125                       -

   Government Portfolio - Class II Shares (6/03)               2004        0.979           0.996                       -
                                                               2003        1.000           0.979                       -

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.146           1.280                  45,644
                                                               2003        1.000           1.146                       -

   Money Market Portfolio - Class II Shares (6/03)             2004        0.990           0.974                       -
                                                               2003        1.000           0.990                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.171           1.321                       -
                                                               2003        1.000           1.171                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.257           1.535                       -
                                                               2003        1.000           1.257                       -

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.137           1.212                 454,818
                                                               2003        1.000           1.137                  35,635

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.093           1.155                 223,946
                                                               2003        1.000           1.093                   6,570

   The Equity Portfolio - Class Y (9/03)                       2004        1.078           1.167                 198,494
                                                               2003        1.000           1.078                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.091           1.176                 361,039
                                                               2003        1.000           1.091                   7,407

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.170           1.238                 601,633
                                                               2003        1.000           1.170                  37,926

   High Yield Bond Fund - Class I (11/99)                      2004        1.067           1.157                 453,821
                                                               2003        1.000           1.067                  51,452

   Investors Fund - Class I (9/99)                             2004        1.136           1.225                  23,207
                                                               2003        1.000           1.136                       -

   Large Cap Growth Fund - Class I (6/03)                      2004        1.177           1.155                 439,626
                                                               2003        1.000           1.177                  31,241

   Small Cap Growth Fund - Class I (5/00)                      2004        1.264           1.421                 776,945
                                                               2003        1.000           1.264                  63,302

   Strategic Bond Fund - Class I (9/99)                        2004        1.013           1.055               1,538,760
                                                               2003        1.000           1.013                  78,500

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.125           1.206                 192,570
                                                               2003        1.000           1.125                       -

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.207           1.389                 569,068
                                                               2003        1.000           1.207                  34,250

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.136           1.219                 887,344
                                                               2003        1.000           1.136                 119,415

   Large Cap Portfolio (6/03)                                  2004        1.125           1.171                 410,822
                                                               2003        1.000           1.125                  69,099

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        0.999           1.015                 819,389
                                                               2003        1.000           0.999                  31,802

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.354           1.628                 261,657
                                                               2003        1.000           1.354                  58,674

   Equity and Income Portfolio - Class II (6/03)               2004        1.095           1.192               1,723,308
                                                               2003        1.000           1.095                 150,408

   Equity Growth Portfolio, Class I (5/00)                     2004        1.113           1.172                  71,695
                                                               2003        1.000           1.113                   4,733

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.159           1.277               1,617,171
                                                               2003        1.000           1.159                  89,457

   Global Value Equity Portfolio, Class I (8/99)               2004        1.194           1.324                 350,409
                                                               2003        1.000           1.194                  12,737

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.196           1.421                 378,908
                                                               2003        1.000           1.196                  26,973

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.207           1.351                 327,300
                                                               2003        1.000           1.207                  42,103

   Small Company Growth Portfolio - Class II (6/03)            2004        1.226           1.425                 285,922
                                                               2003        1.000           1.226                  27,906

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.35% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.181           1.574                 275,919
                                                               2003        1.000           1.181                  40,355

   Value Portfolio, Class I (6/99)                             2004        1.171           1.348                 242,791
                                                               2003        1.000           1.171                  20,030

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.153           1.200                 122,170
                                                               2003        1.000           1.153                       -

   MFS Total Return Portfolio (6/03)                           2004        1.066           1.161               1,486,910
                                                               2003        1.000           1.066                  49,399

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.149           1.318               3,475,854
                                                               2003        1.000           1.149                 179,030

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.108           1.156                 440,807
                                                               2003        1.000           1.108                  38,158

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.123           1.139                 181,988
                                                               2003        1.000           1.123                  16,447

   Government Portfolio - Class II Shares (6/03)               2004        0.978           0.992                 751,819
                                                               2003        1.000           0.978                  26,992

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.144           1.275               1,469,112
                                                               2003        1.000           1.144                  58,659

   Money Market Portfolio - Class II Shares (6/03)             2004        0.988           0.971                 351,043
                                                               2003        1.000           0.988                  15,159

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.170           1.316               2,079,196
                                                               2003        1.000           1.170                  90,042

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.256           1.529               1,296,578
                                                               2003        1.000           1.256                  43,715

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.45%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.000           1.054                       -

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.000           1.059                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.000           1.083                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.000           1.070                   4,135

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.000           1.057                   9,406

   High Yield Bond Fund - Class I (11/99)                      2004        1.000           1.103                  16,880

   Investors Fund - Class I (9/99)                             2004        1.000           1.079                       -

   Large Cap Growth Fund - Class I (6/03)                      2004        1.000           0.990                       -

   Small Cap Growth Fund - Class I (5/00)                      2004        1.000           1.165                  10,265

   Strategic Bond Fund - Class I (9/99)                        2004        1.000           1.069                  43,111

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.000           1.065                  17,704

Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.000           1.165                  10,930

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.000           1.101                   3,860

   Large Cap Portfolio (6/03)                                  2004        1.000           1.048                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        1.000           1.031                  38,465

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.000           1.318                   4,929

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
   Equity and Income Portfolio - Class II (6/03)               2004        1.000           1.091                  29,290

   Equity Growth Portfolio, Class I (5/00)                     2004        1.000           1.049                  11,616

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.000           1.078                  53,488

   Global Value Equity Portfolio, Class I (8/99)               2004        1.000           1.093                       -

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.000           1.140                     450

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.000           1.126                   4,277

   Small Company Growth Portfolio - Class II (6/03)            2004        1.000           1.132                   4,503

   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.000           1.310                   3,723

   Value Portfolio, Class I (6/99)                             2004        1.000           1.137                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.000           1.054                       -

   MFS Total Return Portfolio (6/03)                           2004        1.000           1.095                   3,028

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.000           1.130                  79,610

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.000           1.057                   8,830

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.000           1.037                       -

   Government Portfolio - Class II Shares (6/03)               2004        1.000           1.036                     486

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.000           1.112                  41,407

   Money Market Portfolio - Class II Shares (6/03)             2004        1.000           0.991                     504

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.000           1.106                  29,961

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.45% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.000           1.226                  22,576

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.50%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Greenwich Street Series Fund
   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (6/03)                                       2004        1.136           1.209                  86,538
                                                               2003        1.000           1.136                   2,000

Morgan Stanley Variable Investment Series
   The Dividend Growth Portfolio - Class Y (9/03)              2004        1.092           1.153                  17,144
                                                               2003        1.000           1.092                       -

   The Equity Portfolio - Class Y (9/03)                       2004        1.077           1.165                  47,198
                                                               2003        1.000           1.077                       -

   The S&P 500 Index Portfolio - Class Y (9/03)                2004        1.091           1.173                  33,356
                                                               2003        1.000           1.091                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (6/00)                               2004        1.170           1.235                 140,522
                                                               2003        1.000           1.170                       -

   High Yield Bond Fund - Class I (11/99)                      2004        1.066           1.155                  74,498
                                                               2003        1.000           1.066                     663

   Investors Fund - Class I (9/99)                             2004        1.135           1.222                  48,336
                                                               2003        1.000           1.135                       -

   Large Cap Growth Fund - Class I (6/03)                      2004        1.176           1.153                  47,832
                                                               2003        1.000           1.176                   1,000

   Small Cap Growth Fund - Class I (5/00)                      2004        1.263           1.418                  48,627
                                                               2003        1.000           1.263                   1,752

   Strategic Bond Fund - Class I (9/99)                        2004        1.012           1.053                  24,822
                                                               2003        1.000           1.012                   8,086

Scudder Variable Series I
   Growth and Income Portfolio - Class B (6/03)                2004        1.124           1.204                  31,423
                                                               2003        1.000           1.124                   1,000

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
Scudder Variable Series II
   Scudder International Select Equity Portfolio -
   Class B (6/03)                                              2004        1.206           1.386                 178,456
                                                               2003        1.000           1.206                   3,949

The Travelers Series Trust
   Equity Income Portfolio (6/03)                              2004        1.135           1.216                 111,657
                                                               2003        1.000           1.135                       -

   Large Cap Portfolio (6/03)                                  2004        1.124           1.168                  25,138
                                                               2003        1.000           1.124                       -

The Universal Institutional Funds, Inc.
   Core Plus Fixed Income Portfolio - Class II (6/03)          2004        0.998           1.013                 190,422
                                                               2003        1.000           0.998                   8,204

   Emerging Markets Equity Portfolio, Class I (10/99)          2004        1.353           1.624                  95,045
                                                               2003        1.000           1.353                       -

   Equity and Income Portfolio - Class II (6/03)               2004        1.094           1.190                 328,563
                                                               2003        1.000           1.094                  19,433

   Equity Growth Portfolio, Class I (5/00)                     2004        1.112           1.169                   2,956
                                                               2003        1.000           1.112                   1,020

   Global Franchise Portfolio - Class II Shares (6/03)         2004        1.158           1.274                 363,468
                                                               2003        1.000           1.158                   8,013

   Global Value Equity Portfolio, Class I (8/99)               2004        1.193           1.321                  14,720
                                                               2003        1.000           1.193                       -

   Mid Cap Growth Portfolio, Class I (5/00)                    2004        1.195           1.417                  32,093
                                                               2003        1.000           1.195                       -

   Mid Cap Value Portfolio, Class I (9/99)                     2004        1.206           1.347                  47,643
                                                               2003        1.000           1.206                     636

   Small Company Growth Portfolio - Class II (6/03)            2004        1.225           1.421                  39,330
                                                               2003        1.000           1.225                   2,382

                         CONDENSED FINANCIAL INFORMATION



                   SEPARATE ACCOUNT CHARGES 2.50% (CONTINUED)

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT       OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR          END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------       ---------------
   U.S. Real Estate Portfolio, Class I (10/99)                 2004        1.180           1.570                  10,924
                                                               2003        1.000           1.180                     429

   Value Portfolio, Class I (6/99)                             2004        1.170           1.344                  39,964
                                                               2003        1.000           1.170                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (6/03)                   2004        1.152           1.197                  30,541
                                                               2003        1.000           1.152                   1,000

   MFS Total Return Portfolio (6/03)                           2004        1.065           1.158                 115,631
                                                               2003        1.000           1.065                  11,849

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (6/03)                 2004        1.148           1.315                 613,236
                                                               2003        1.000           1.148                   6,587

   Emerging Growth Portfolio - Class II Shares (6/03)          2004        1.107           1.153                 154,220
                                                               2003        1.000           1.107                   7,068

   Enterprise Portfolio - Class II Shares (6/03)               2004        1.122           1.136                   1,270
                                                               2003        1.000           1.122                       -

   Government Portfolio - Class II Shares (6/03)               2004        0.977           0.990                 234,571
                                                               2003        1.000           0.977                   1,000

   Growth and Income Portfolio - Class II Shares (6/03)        2004        1.143           1.272                 192,794
                                                               2003        1.000           1.143                   4,144

   Money Market Portfolio - Class II Shares (6/03)             2004        0.987           0.968                 157,273
                                                               2003        1.000           0.987                   3,279

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.169           1.313                 141,356
                                                               2003        1.000           1.169                   1,320

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (6/03)                  2004        1.255           1.525                 114,349
                                                               2003        1.000           1.255                   6,413

                                      NOTES

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                           THE TRAVELERS SEPARATE ACCOUNT SEVEN
                           FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                            SALOMON
                                           BROTHERS
                                           VARIABLE
                                          AGGRESSIVE             THE                                     THE
                                            GROWTH             DIVIDEND              THE               S&P 500
                                            FUND -              GROWTH              EQUITY              INDEX
                                            CLASS I          PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                            SHARES             CLASS Y             CLASS Y             CLASS Y
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    714,311        $    285,383        $    286,701        $    566,412
                                        ------------        ------------        ------------        ------------

      Total Assets .........                 714,311             285,383             286,701             566,412
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ....                      --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    714,311        $    285,383        $    286,701        $    566,412
                                        ============        ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 HIGH                                   LARGE
                                             ALL                YIELD                                    CAP
                                             CAP                 BOND             INVESTORS             GROWTH
                                            FUND -              FUND -              FUND -              FUND -
                                           CLASS I             CLASS I             CLASS I             CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,350,794        $  1,108,370        $    542,175        $    564,103
                                        ------------        ------------        ------------        ------------

      Total Assets .........               1,350,794           1,108,370             542,175             564,103
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ....                      --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,350,794        $  1,108,370        $    542,175        $    564,103
                                        ============        ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    SCUDDER
      SMALL                                     GROWTH           INTERNATIONAL
       CAP               STRATEGIC               AND                SELECT
     GROWTH                 BOND                INCOME              EQUITY               EQUITY                LARGE
     FUND -                FUND -            PORTFOLIO -          PORTFOLIO -            INCOME                 CAP
     CLASS I              CLASS I              CLASS B              CLASS B             PORTFOLIO            PORTFOLIO
  ------------         ------------         ------------         ------------         ------------         ------------
  $  1,468,340         $  2,335,062         $    288,996         $  1,074,636         $  1,467,103         $    543,934
  ------------         ------------         ------------         ------------         ------------         ------------

     1,468,340            2,335,062              288,996            1,074,636            1,467,103              543,934
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,468,340         $  2,335,062         $    288,996         $  1,074,636         $  1,467,103         $    543,934
  ============         ============         ============         ============         ============         ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            CORE
                                            PLUS               EMERGING             EQUITY
                                            FIXED              MARKETS               AND                EQUITY
                                           INCOME               EQUITY              INCOME              GROWTH
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                          CLASS II             CLASS I             CLASS II            CLASS I
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,116,160        $    698,929        $  2,547,867        $    662,656
                                        ------------        ------------        ------------        ------------

      Total Assets .........               1,116,160             698,929           2,547,867             662,656
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ....                      --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,116,160        $    698,929        $  2,547,867        $    662,656
                                        ============        ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     GLOBAL                GLOBAL                                                        SMALL
    FRANCHISE              VALUE               MID CAP              MID CAP             COMPANY
   PORTFOLIO -             EQUITY               GROWTH               VALUE               GROWTH             TECHNOLOGY
    CLASS II            PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
     SHARES               CLASS I              CLASS I              CLASS I             CLASS II             CLASS I
  ------------         ------------         ------------         ------------         ------------         ------------
  $  2,630,002         $  1,755,557         $  1,033,908         $  1,258,225         $    470,539         $     37,110
  ------------         ------------         ------------         ------------         ------------         ------------

     2,630,002            1,755,557            1,033,908            1,258,225              470,539               37,110
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  2,630,002         $  1,755,557         $  1,033,908         $  1,258,225         $    470,539         $     37,110
  ============         ============         ============         ============         ============         ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          U.S. REAL                                 AIM                 MFS
                                           ESTATE               VALUE             CAPITAL              TOTAL
                                         PORTFOLIO -         PORTFOLIO -        APPRECIATION           RETURN
                                           CLASS I             CLASS I           PORTFOLIO           PORTFOLIO
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $    863,852        $  1,002,425        $    202,055        $  1,918,257
                                        ------------        ------------        ------------        ------------

      Total Assets .........                 863,852           1,002,425             202,055           1,918,257
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ....                      --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $    863,852        $  1,002,425        $    202,055        $  1,918,257
                                        ============        ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                               EMERGING            EMERGING
    COMSTOCK              COMSTOCK              GROWTH              GROWTH              ENTERPRISE           ENTERPRISE
   PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
     CLASS I              CLASS II             CLASS I             CLASS II              CLASS I              CLASS II
     SHARES                SHARES               SHARES              SHARES                SHARES               SHARES
  ------------         ------------         ------------         ------------         ------------         ------------
  $  1,213,040         $  5,777,706         $    604,568         $    720,570         $    468,571         $    214,228
  ------------         ------------         ------------         ------------         ------------         ------------

     1,213,040            5,777,706              604,568              720,570              468,571              214,228
  ------------         ------------         ------------         ------------         ------------         ------------




            --                   --                   --                   --                   --                   --
  ------------         ------------         ------------         ------------         ------------         ------------

  $  1,213,040         $  5,777,706         $    604,568         $    720,570         $    468,571         $    214,228
  ============         ============         ============         ============         ============         ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                    GROWTH              GROWTH
                                                                                     AND                 AND
                                         GOVERNMENT           GOVERNMENT            INCOME              INCOME
                                         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                           CLASS I             CLASS II            CLASS I             CLASS II
                                           SHARES               SHARES              SHARES              SHARES
                                        ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:          $  1,306,861        $  1,079,662        $  1,643,011        $  2,289,410
                                        ------------        ------------        ------------        ------------

      Total Assets .........               1,306,861           1,079,662           1,643,011           2,289,410
                                        ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ....                      --                  --                  --                  --
                                        ------------        ------------        ------------        ------------

NET ASSETS:                             $  1,306,861        $  1,079,662        $  1,643,011        $  2,289,410
                                        ============        ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      MONEY                 MONEY
     MARKET                 MARKET             CONTRAFUND(R)          MID CAP
   PORTFOLIO -           PORTFOLIO -           PORTFOLIO -          PORTFOLIO -
     CLASS I               CLASS II              SERVICE              SERVICE
     SHARES                 SHARES               CLASS 2              CLASS 2               COMBINED
  ------------          ------------          ------------          ------------          ------------
  $    318,853          $    654,832          $  2,985,194          $  2,311,308          $ 50,381,676
  ------------          ------------          ------------          ------------          ------------

       318,853               654,832             2,985,194             2,311,308            50,381,676
  ------------          ------------          ------------          ------------          ------------




            --                    --                    --                    --                    --
  ------------          ------------          ------------          ------------          ------------

  $    318,853          $    654,832          $  2,985,194          $  2,311,308          $ 50,381,676
  ============          ============          ============          ============          ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            SALOMON
                                                           BROTHERS
                                                           VARIABLE
                                                          AGGRESSIVE             THE                                  THE
                                                            GROWTH             DIVIDEND            THE              S&P 500
                                                            FUND -              GROWTH            EQUITY             INDEX
                                                            CLASS I          PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                                            SHARES             CLASS Y           CLASS Y            CLASS Y
                                                         ------------       ------------      ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $      2,408      $        593       $      1,138
                                                         ------------       ------------      ------------       ------------

EXPENSES:
  Insurance charges ...........................                 3,699              2,132             2,614              4,215
  Administrative fees .........................                   255                146               176                299
                                                         ------------       ------------      ------------       ------------

    Total expenses ............................                 3,954              2,278             2,790              4,514
                                                         ------------       ------------      ------------       ------------

      Net investment income (loss) ............                (3,954)               130            (2,197)            (3,376)
                                                         ------------       ------------      ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                --                 --
    Realized gain (loss) on sale of investments                   798                 48               231                 42
                                                         ------------       ------------      ------------       ------------

      Realized gain (loss) ....................                   798                 48               231                 42
                                                         ------------       ------------      ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................                41,428             15,718            38,652             40,470
                                                         ------------       ------------      ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     38,272       $     15,896      $     36,686       $     37,136
                                                         ============       ============      ============       ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                           HIGH                                 LARGE              SMALL
                          YIELD                                  CAP                CAP               STRATEGIC
    ALL CAP                BOND            INVESTORS           GROWTH              GROWTH                BOND
     FUND -               FUND -             FUND -            FUND -              FUND -               FUND -
    CLASS I              CLASS I            CLASS I            CLASS I            CLASS I              CLASS I
  ------------        ------------       ------------       ------------        ------------        ------------
  $      6,722        $     64,876       $      7,625       $        962        $         --        $    105,502
  ------------        ------------       ------------       ------------        ------------        ------------


        16,408              11,506              6,846              5,084              13,282              28,298
         1,326                 961                612                345               1,017               2,343
  ------------        ------------       ------------       ------------        ------------        ------------

        17,734              12,467              7,458              5,429              14,299              30,641
  ------------        ------------       ------------       ------------        ------------        ------------

       (11,012)             52,409                167             (4,467)            (14,299)             74,861
  ------------        ------------       ------------       ------------        ------------        ------------



            --                  --                 --                 --                  --              38,015
         6,175               2,956              2,537             (1,486)              5,329               5,613
  ------------        ------------       ------------       ------------        ------------        ------------

         6,175               2,956              2,537             (1,486)              5,329              43,628
  ------------        ------------       ------------       ------------        ------------        ------------


        75,681               9,049             44,286             22,327             199,505             (34,819)
  ------------        ------------       ------------       ------------        ------------        ------------



  $     70,844        $     64,414       $     46,990       $     16,374        $    190,535        $     83,670
  ============        ============       ============       ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               SCUDDER
                                                            GROWTH          INTERNATIONAL
                                                              AND               SELECT
                                                            INCOME              EQUITY           EQUITY             LARGE
                                                          PORTFOLIO -        PORTFOLIO -         INCOME              CAP
                                                            CLASS B            CLASS B         PORTFOLIO          PORTFOLIO
                                                         ------------       ------------      ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................          $         72       $        456      $     18,067       $      4,117
                                                         ------------       ------------      ------------       ------------

EXPENSES:
  Insurance charges ...........................                 1,878              6,597            14,208              5,221
  Administrative fees .........................                   127                443             1,006                362
                                                         ------------       ------------      ------------       ------------

    Total expenses ............................                 2,005              7,040            15,214              5,583
                                                         ------------       ------------      ------------       ------------

      Net investment income (loss) ............                (1,933)            (6,584)            2,853             (1,466)
                                                         ------------       ------------      ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --            46,987                 --
    Realized gain (loss) on sale of investments                   279              2,697               304                520
                                                         ------------       ------------      ------------       ------------

      Realized gain (loss) ....................                   279              2,697            47,291                520
                                                         ------------       ------------      ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................                20,198            107,336            58,150             27,315
                                                         ------------       ------------      ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     18,544       $    103,449      $    108,294       $     26,369
                                                         ============       ============      ============       ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    CORE PLUS            EMERGING                                                   GLOBAL              GLOBAL
      FIXED              MARKETS           EQUITY AND          EQUITY             FRANCHISE             VALUE
     INCOME               EQUITY             INCOME            GROWTH            PORTFOLIO -            EQUITY
   PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -           CLASS II          PORTFOLIO -
    CLASS II             CLASS I            CLASS II           CLASS I              SHARES             CLASS I
  ------------        ------------       ------------       ------------        ------------        ------------
  $     13,966        $      1,659       $         --       $      1,084        $      2,582        $      9,676
  ------------        ------------       ------------       ------------        ------------        ------------


         9,322               5,912             20,732              9,557              17,433              21,550
           626                 439              1,411                909               1,183               1,977
  ------------        ------------       ------------       ------------        ------------        ------------

         9,948               6,351             22,143             10,466              18,616              23,527
  ------------        ------------       ------------       ------------        ------------        ------------

         4,018              (4,692)           (22,143)            (9,382)            (16,034)            (13,851)
  ------------        ------------       ------------       ------------        ------------        ------------



           848                  --                664                 --              17,374                  --
           (36)              2,778              1,175                717                 127              13,828
  ------------        ------------       ------------       ------------        ------------        ------------

           812               2,778              1,839                717              17,501              13,828
  ------------        ------------       ------------       ------------        ------------        ------------


         8,436              99,270            171,076             43,807             164,627             174,159
  ------------        ------------       ------------       ------------        ------------        ------------



  $     13,266        $     97,356       $    150,772       $     35,142        $    166,094        $    174,136
  ============        ============       ============       ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  SMALL
                                                            MID CAP            MID CAP           COMPANY
                                                            GROWTH              VALUE             GROWTH           TECHNOLOGY
                                                          PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                                            CLASS I            CLASS I           CLASS II           CLASS I
                                                         ------------       ------------      ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $        240      $         --       $         --
                                                         ------------       ------------      ------------       ------------

EXPENSES:
  Insurance charges ...........................                11,518             16,918             3,992              1,586
  Administrative fees .........................                   973              1,511               269                151
                                                         ------------       ------------      ------------       ------------

    Total expenses ............................                12,491             18,429             4,261              1,737
                                                         ------------       ------------      ------------       ------------

      Net investment income (loss) ............               (12,491)           (18,189)           (4,261)            (1,737)
                                                         ------------       ------------      ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --            12,211                 --
    Realized gain (loss) on sale of investments                15,134              8,800               987            (74,105)
                                                         ------------       ------------      ------------       ------------

      Realized gain (loss) ....................                15,134              8,800            13,198            (74,105)
                                                         ------------       ------------      ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................               136,327            145,699            40,406             57,837
                                                         ------------       ------------      ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    138,970       $    136,310      $     49,343       $    (18,005)
                                                         ============       ============      ============       ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    U.S. REAL                                AIM                 MFS               COMSTOCK            COMSTOCK
     ESTATE               VALUE            CAPITAL              TOTAL            PORTFOLIO -         PORTFOLIO -
   PORTFOLIO -         PORTFOLIO -       APPRECIATION          RETURN              CLASS I             CLASS II
     CLASS I             CLASS I          PORTFOLIO           PORTFOLIO             SHARES              SHARES
  ------------        ------------       ------------       ------------        ------------        ------------
  $      6,477        $      6,602       $        266       $     48,204        $     15,561        $      3,973
  ------------        ------------       ------------       ------------        ------------        ------------


         7,838              11,787              2,160             10,961              22,026              44,568
           668               1,027                148                747               2,147               3,063
  ------------        ------------       ------------       ------------        ------------        ------------

         8,506              12,814              2,308             11,708              24,173              47,631
  ------------        ------------       ------------       ------------        ------------        ------------

        (2,029)             (6,212)            (2,042)            36,496              (8,612)            (43,658)
  ------------        ------------       ------------       ------------        ------------        ------------



         7,541              20,915                 --             49,159                  --                  --
         8,391               4,270               (152)               769              73,753                 655
  ------------        ------------       ------------       ------------        ------------        ------------

        15,932              25,185               (152)            49,928              73,753                 655
  ------------        ------------       ------------       ------------        ------------        ------------


       140,899             103,046             11,384             (1,472)            127,904             518,916
  ------------        ------------       ------------       ------------        ------------        ------------



  $    154,802        $    122,019       $      9,190       $     84,952        $    193,045        $    475,913
  ============        ============       ============       ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           EMERGING            EMERGING
                                                            GROWTH              GROWTH         ENTERPRISE         ENTERPRISE
                                                          PORTFOLIO -        PORTFOLIO -       PORTFOLIO -        PORTFOLIO -
                                                            CLASS I            CLASS II          CLASS I            CLASS II
                                                            SHARES              SHARES            SHARES             SHARES
                                                         ------------       ------------      ------------       ------------
INVESTMENT INCOME:
  Dividends ...................................          $         --       $         --      $      2,174       $         62
                                                         ------------       ------------      ------------       ------------

EXPENSES:
  Insurance charges ...........................                 8,858              5,660             7,961              2,045
  Administrative fees .........................                   880                385               791                140
                                                         ------------       ------------      ------------       ------------

    Total expenses ............................                 9,738              6,045             8,752              2,185
                                                         ------------       ------------      ------------       ------------

      Net investment income (loss) ............                (9,738)            (6,045)           (6,578)            (2,123)
                                                         ------------       ------------      ------------       ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                 --                --                 --
    Realized gain (loss) on sale of investments               (28,196)                35           (81,171)                33
                                                         ------------       ------------      ------------       ------------

      Realized gain (loss) ....................               (28,196)                35           (81,171)                33
                                                         ------------       ------------      ------------       ------------

    Change in unrealized gain (loss)
      on investments ..........................                67,412             45,023            93,704             14,262
                                                         ------------       ------------      ------------       ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $     29,478       $     39,013      $      5,955       $     12,172
                                                         ============       ============      ============       ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             GROWTH            GROWTH
                                              AND                AND                MONEY               MONEY
   GOVERNMENT           GOVERNMENT           INCOME            INCOME               MARKET              MARKET
   PORTFOLIO -         PORTFOLIO -        PORTFOLIO -        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
     CLASS I             CLASS II           CLASS I           CLASS II             CLASS I             CLASS II
     SHARES               SHARES             SHARES            SHARES               SHARES              SHARES
  ------------        ------------       ------------       ------------        ------------        ------------
  $     71,713        $      3,151       $     19,261       $      1,261        $      3,138        $      2,295
  ------------        ------------       ------------       ------------        ------------        ------------


        21,867               8,645             28,236             15,960               5,900               5,753
         2,161                 590              2,746              1,089                 588                 414
  ------------        ------------       ------------       ------------        ------------        ------------

        24,028               9,235             30,982             17,049               6,488               6,167
  ------------        ------------       ------------       ------------        ------------        ------------

        47,685              (6,084)           (11,721)           (15,788)             (3,350)             (3,872)
  ------------        ------------       ------------       ------------        ------------        ------------



            --                  --                 --                 --                  --                  --
         1,270                 369             69,307                635                  --                  --
  ------------        ------------       ------------       ------------        ------------        ------------

         1,270                 369             69,307                635                  --                  --
  ------------        ------------       ------------       ------------        ------------        ------------


       (14,208)             16,280            140,721            187,768                  --                  --
  ------------        ------------       ------------       ------------        ------------        ------------



  $     34,747        $     10,565       $    198,307       $    172,615        $     (3,350)       $     (3,872)
  ============        ============       ============       ============        ============        ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      For the year ended December 31, 2004

                                                         CONTRAFUND(R)            MID CAP
                                                         PORTFOLIO -            PORTFOLIO -
                                                           SERVICE                SERVICE
                                                           CLASS 2                CLASS 2              COMBINED
                                                         -------------         ------------          ------------
INVESTMENT INCOME:
  Dividends ...................................          $        316          $         --          $    426,199
                                                         ------------          ------------          ------------

EXPENSES:
  Insurance charges ...........................                20,365                17,793               488,891
  Administrative fees .........................                 1,386                 1,225                39,062
                                                         ------------          ------------          ------------

    Total expenses ............................                21,751                19,018               527,953
                                                         ------------          ------------          ------------

      Net investment income (loss) ............               (21,435)              (19,018)             (101,754)
                                                         ------------          ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                    --               193,714
    Realized gain (loss) on sale of investments                   315                 2,134                47,865
                                                         ------------          ------------          ------------

      Realized gain (loss) ....................                   315                 2,134               241,579
                                                         ------------          ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................               242,879               319,411             3,720,869
                                                         ------------          ------------          ------------


  Net increase (decrease) in net assets
    resulting from operations .................          $    221,759          $    302,527          $  3,860,694
                                                         ============          ============          ============

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             SALOMON BROTHERS VARIABLE
                                              AGGRESSIVE GROWTH FUND -        THE DIVIDEND GROWTH                THE EQUITY
                                                   CLASS I SHARES             PORTFOLIO - CLASS Y           PORTFOLIO - CLASS Y
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,954)   $       (92)   $       130    $        (9)   $    (2,197)   $       (11)
  Realized gain (loss) ..................           798              3             48              1            231             --
  Change in unrealized gain (loss)
    on investments ......................        41,428          2,461         15,718            524         38,652            169
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        38,272          2,372         15,896            516         36,686            158
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       352,151         40,419        199,128          7,150        247,333          2,000
  Participant transfers from other
    funding options .....................       285,376             --         62,086            609          1,789             --
  Administrative charges ................           (13)            --             (2)            --             (2)            --
  Contract surrenders ...................            --             --             --             --             --             --
  Participant transfers to other
    funding options .....................        (4,266)            --             --             --         (1,263)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       633,248         40,419        261,212          7,759        247,857          2,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       671,520         42,791        277,108          8,275        284,543          2,158


NET ASSETS:
    Beginning of year ...................        42,791             --          8,275             --          2,158             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   714,311    $    42,791    $   285,383    $     8,275    $   286,701    $     2,158
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 THE S&P 500 INDEX                                           HIGH YIELD BOND
                                                PORTFOLIO - CLASS Y         ALL CAP FUND - CLASS I            FUND - CLASS I
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (3,376)   $       (32)   $   (11,012)   $    (5,743)   $    52,409    $    20,596
  Realized gain (loss) ..................            42             --          6,175         (6,129)         2,956          2,228
  Change in unrealized gain (loss)
    on investments ......................        40,470            546         75,681        144,238          9,049         42,446
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        37,136            514         70,844        132,366         64,414         65,270
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       399,300          7,300        685,017          8,353        357,945         60,265
  Participant transfers from other
    funding options .....................       120,824          1,363        337,331         70,401        303,894         88,313
  Administrative charges ................           (25)            --           (102)          (106)          (144)          (129)
  Contract surrenders ...................            --             --        (80,065)       (37,033)       (23,817)        (6,188)
  Participant transfers to other
    funding options .....................            --             --       (183,998)            --        (33,187)       (21,003)
  Other payments to participants ........            --             --         (9,572)            --             --        (21,880)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       520,099          8,663        748,611         41,615        604,691         99,378
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       557,235          9,177        819,455        173,981        669,105        164,648


NET ASSETS:
    Beginning of year ...................         9,177             --        531,339        357,358        439,265        274,617
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   566,412    $     9,177    $ 1,350,794    $   531,339    $ 1,108,370    $   439,265
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                    LARGE CAP GROWTH             SMALL CAP GROWTH               STRATEGIC BOND
 INVESTORS FUND - CLASS I            FUND - CLASS I               FUND - CLASS I                FUND - CLASS I
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$       167    $       154    $    (4,467)   $      (147)   $   (14,299)   $    (2,997)   $    74,861    $    51,509
      2,537        (10,125)        (1,486)             3          5,329         (4,710)        43,628         43,665

     44,286         65,701         22,327          1,784        199,505         79,943        (34,819)       (27,930)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     46,990         55,730         16,374          1,640        190,535         72,236         83,670         67,244
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    186,832         89,137        352,441         36,300        884,254        117,788      1,042,953        305,880

     16,115         36,547        216,848             --        151,412         27,152        714,480        667,524
       (109)          (124)           (14)            --           (172)          (111)          (273)          (266)
    (23,782)            --             --             --        (15,769)       (24,579)      (576,823)      (153,376)

         --        (27,317)           (99)            --        (49,750)        (4,298)      (122,054)       (73,127)
         --             --        (59,387)            --             --             --             --        (37,844)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    179,056         98,243        509,789         36,300        969,975        115,952      1,058,283        708,791
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    226,046        153,973        526,163         37,940      1,160,510        188,188      1,141,953        776,035



    316,129        162,156         37,940             --        307,830        119,642      1,193,109        417,074
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   542,175    $   316,129    $   564,103    $    37,940    $ 1,468,340    $   307,830    $ 2,335,062    $ 1,193,109
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                             SCUDDER INTERNATIONAL
                                                 GROWTH AND INCOME               SELECT EQUITY
                                                PORTFOLIO - CLASS B           PORTFOLIO - CLASS B         EQUITY INCOME PORTFOLIO
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,933)   $       (14)   $    (6,584)   $      (145)   $     2,853    $       798
  Realized gain (loss) ..................           279              1          2,697              4         47,291             50
  Change in unrealized gain (loss)
    on investments ......................        20,198            138        107,336          2,965         58,150         11,616
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        18,544            125        103,449          2,824        108,294         12,464
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        87,953          1,000        605,814         39,800        758,975        114,372
  Participant transfers from other
    funding options .....................       188,000             --        353,548          3,477        425,449         59,242
  Administrative charges ................            (1)            --            (16)            --            (26)            --
  Contract surrenders ...................        (2,548)            --           (139)            --         (6,060)          (400)
  Participant transfers to other
    funding options .....................        (4,077)            --        (34,121)            --         (5,207)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       269,327          1,000        925,086         43,277      1,173,131        173,214
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       287,871          1,125      1,028,535         46,101      1,281,425        185,678


NET ASSETS:
    Beginning of year ...................         1,125             --         46,101             --        185,678             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   288,996    $     1,125    $ 1,074,636    $    46,101    $ 1,467,103    $   185,678
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                CORE PLUS FIXED                 EMERGING MARKETS
                                 ACTIVE INTERNATIONAL          INCOME PORTFOLIO -              EQUITY PORTFOLIO -
   LARGE CAP PORTFOLIO       ALLOCATION PORTFOLIO, CLASS I          CLASS II                        CLASS I
--------------------------   -----------------------------  --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (1,466)   $         8    $        --    $    44,788    $     4,018    $      (151)   $    (4,692)   $    (7,793)
        520             39             --         87,844            812             15          2,778        430,570

     27,315          3,834             --          1,079          8,436            427         99,270         23,563
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     26,369          3,881             --        133,711         13,266            291         97,356        446,340
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    279,468         19,846             --          1,128        714,445         16,650        277,656         66,518

    157,745         57,231             --     19,377,197        357,805         24,533        174,393     13,269,195
         (4)            --             --            (48)           (35)            --            (30)           (36)
        (27)            --             --         (3,596)          (629)            --         (4,773)        (2,579)

       (575)            --             --    (19,601,640)       (10,166)            --         (6,690)   (13,657,204)
         --             --             --             --             --             --         (7,814)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    436,607         77,077             --       (226,959)     1,061,420         41,183        432,742       (324,106)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    462,976         80,958             --        (93,248)     1,074,686         41,474        530,098        122,234



     80,958             --             --         93,248         41,474             --        168,831         46,597
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   543,934    $    80,958    $        --    $        --    $ 1,116,160    $    41,474    $   698,929    $   168,831
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              GLOBAL FRANCHISE
                                                 EQUITY AND INCOME               EQUITY GROWTH                  PORTFOLIO -
                                                PORTFOLIO - CLASS II          PORTFOLIO - CLASS I             CLASS II SHARES
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (22,143)   $       159    $    (9,382)   $   (10,491)   $   (16,034)   $      (379)
  Realized gain (loss) ..................         1,839            547            717        (47,301)        17,501            177
  Change in unrealized gain (loss)
    on investments ......................       171,076          9,324         43,807        184,439        164,627          8,743
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       150,772         10,030         35,142        126,647        166,094          8,541
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,421,522        105,653         80,165        194,876      1,540,191         83,416
  Participant transfers from other
    funding options .....................       831,166         77,399         27,322      6,510,890        840,602         26,033
  Administrative charges ................           (73)            --           (197)          (236)           (61)            --
  Contract surrenders ...................       (17,239)            --        (34,201)    (1,703,375)       (11,502)            --
  Participant transfers to other
    funding options .....................       (31,363)            --        (26,875)    (4,922,722)       (23,293)           (19)
  Other payments to participants ........            --             --             --         (2,869)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,204,013        183,052         46,214         76,564      2,345,937        109,430
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,354,785        193,082         81,356        203,211      2,512,031        117,971


NET ASSETS:
    Beginning of year ...................       193,082             --        581,300        378,089        117,971             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,547,867    $   193,082    $   662,656    $   581,300    $ 2,630,002    $   117,971
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

   GLOBAL VALUE EQUITY               MID CAP GROWTH                MID CAP VALUE              SMALL COMPANY GROWTH
   PORTFOLIO - CLASS I             PORTFOLIO, CLASS I           PORTFOLIO - CLASS I           PORTFOLIO - CLASS II
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$   (13,851)   $   (12,232)   $   (12,491)   $    (4,884)   $   (18,189)   $   (11,209)   $    (4,261)   $      (127)
     13,828        (43,783)        15,134         15,441          8,800        (35,429)        13,198            633

    174,159        270,225        136,327         75,032        145,699        274,417         40,406            742
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    174,136        214,210        138,970         85,589        136,310        227,779         49,343          1,248
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    398,225        199,637        310,553         94,491        337,283         99,815        300,814         32,220

    184,662        304,339        296,973      1,837,458        163,442         33,862        120,326          3,668
       (449)          (409)          (182)          (137)          (350)          (315)           (10)            --
    (63,166)        (2,547)      (113,651)            --        (49,737)       (79,491)           (66)            --

    (36,161)      (174,012)       (42,105)    (1,658,504)      (143,708)       (19,928)        (4,242)            --
         --         (4,192)       (22,118)            --        (32,681)       (32,886)       (32,762)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    483,111        322,816        429,470        273,308        274,249          1,057        384,060         35,888
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    657,247        537,026        568,440        358,897        410,559        228,836        433,403         37,136



  1,098,310        561,284        465,468        106,571        847,666        618,830         37,136             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$ 1,755,557    $ 1,098,310    $ 1,033,908    $   465,468    $ 1,258,225    $   847,666    $   470,539    $    37,136
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                     TECHNOLOGY                U.S. REAL ESTATE
                                                PORTFOLIO - CLASS I           PORTFOLIO - CLASS I        VALUE PORTFOLIO - CLASS I
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,737)   $    (1,122)   $    (2,029)   $    (3,256)   $    (6,212)   $    (5,111)
  Realized gain (loss) ..................       (74,105)       (16,194)        15,932          2,464         25,185         (4,847)
  Change in unrealized gain (loss)
    on investments ......................        57,837         37,846        140,899         61,508        103,046        100,811
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       (18,005)        20,530        154,802         60,716        122,019         90,853
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         3,750             --        240,543        127,617        290,683        183,858
  Participant transfers from other
    funding options .....................            --         79,503        195,136          8,699        145,733          8,569
  Administrative charges ................           (32)           (52)          (105)           (99)          (159)          (177)
  Contract surrenders ...................       (80,808)        (7,473)       (15,470)        (9,470)       (28,743)        (9,680)
  Participant transfers to other
    funding options .....................        (7,478)          (876)       (31,528)        (4,096)          (594)        (5,331)
  Other payments to participants ........            --         (1,132)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (84,568)        69,970        388,576        122,651        406,920        177,239
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets      (102,573)        90,500        543,378        183,367        528,939        268,092


NET ASSETS:
    Beginning of year ...................       139,683         49,183        320,474        137,107        473,486        205,394
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    37,110    $   139,683    $   863,852    $   320,474    $ 1,002,425    $   473,486
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       AIM CAPITAL                     MFS TOTAL               COMSTOCK PORTFOLIO -          COMSTOCK PORTFOLIO -
  APPRECIATION PORTFOLIO            RETURN PORTFOLIO              CLASS I SHARES               CLASS II SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (2,042)   $       (14)   $    36,496    $     1,179    $    (8,612)   $    (7,387)   $   (43,658)   $      (625)
       (152)             1         49,928              3         73,753         (6,015)           655             23

     11,384            166         (1,472)         1,520        127,904        262,774        518,916         14,299
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


      9,190            153         84,952          2,702        193,045        249,372        475,913         13,697
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     94,134          1,000      1,028,902         38,699         10,000        313,577      3,400,397        146,739

    101,776             --        744,878         26,266        124,192        402,454      1,771,590         94,248
         (5)            --            (33)            --           (435)          (376)          (162)            --
         --             --         (1,870)            --       (419,217)       (21,505)        (8,688)            --

     (4,193)            --         (6,239)            --       (176,826)       (52,702)       (48,433)           (31)
         --             --             --             --             --        (36,659)       (67,564)            --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    191,712          1,000      1,765,638         64,965       (462,286)       604,789      5,047,140        240,956
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    200,902          1,153      1,850,590         67,667       (269,241)       854,161      5,523,053        254,653



      1,153             --         67,667             --      1,482,281        628,120        254,653             --
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   202,055    $     1,153    $ 1,918,257    $    67,667    $ 1,213,040    $ 1,482,281    $ 5,777,706    $   254,653
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                               EMERGING GROWTH
                                                  EMERGING GROWTH            PORTFOLIO - CLASS II         ENTERPRISE PORTFOLIO -
                                             PORTFOLIO - CLASS I SHARES             SHARES                    CLASS I SHARES
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (9,738)   $    (9,251)   $    (6,045)   $      (214)   $    (6,578)   $    (6,258)
  Realized gain (loss) ..................       (28,196)       (91,155)            35              3        (81,171)       (72,344)
  Change in unrealized gain (loss)
    on investments ......................        67,412        227,033         45,023          1,431         93,704        197,715
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        29,478        126,627         39,013          1,220          5,955        119,113
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         3,750         22,346        289,288         52,022          3,750          6,643
  Participant transfers from other
    funding options .....................        14,680         28,955        372,081            640          2,566         50,133
  Administrative charges ................          (488)          (557)           (16)            --           (343)          (445)
  Contract surrenders ...................       (24,197)       (40,539)            --             --        (66,369)       (50,591)
  Participant transfers to other
    funding options .....................       (23,358)        (2,080)       (33,678)            --        (57,198)       (23,220)
  Other payments to participants ........            --        (61,139)            --             --         (5,049)       (14,163)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (29,613)       (53,014)       627,675         52,662       (122,643)       (31,643)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets          (135)        73,613        666,688         53,882       (116,688)        87,470


NET ASSETS:
    Beginning of year ...................       604,703        531,090         53,882             --        585,259        497,789
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   604,568    $   604,703    $   720,570    $    53,882    $   468,571    $   585,259
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

  ENTERPRISE PORTFOLIO -         GOVERNMENT PORTFOLIO -       GOVERNMENT PORTFOLIO -          GROWTH AND INCOME
     CLASS II SHARES                 CLASS I SHARES              CLASS II SHARES          PORTFOLIO - CLASS I SHARES
--------------------------    --------------------------    --------------------------    --------------------------
    2004           2003           2004           2003           2004           2003           2004           2003
    ----           ----           ----           ----           ----           ----           ----           ----
$    (2,123)   $       (85)   $    47,685    $    38,802    $    (6,084)   $      (146)   $   (11,721)   $   (11,178)
         33             69          1,270         76,708            369              2         69,307        (17,927)

     14,262          1,160        (14,208)      (116,354)        16,280            283        140,721        387,590
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     12,172          1,144         34,747           (844)        10,565            139        198,307        358,485
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     95,455         17,326             --        468,309        536,659          8,035             --        329,573

     88,134             --          8,018         66,757        525,881         32,684        101,617        195,392
         (3)            --           (494)          (611)            (6)            --           (887)          (848)
         --             --        (26,043)      (165,857)        (4,912)          (316)      (380,717)      (126,853)

         --             --       (224,075)    (1,304,449)       (29,067)            --       (179,643)       (58,285)
         --             --             --        (54,884)            --             --             --        (16,756)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    183,586         17,326       (242,594)      (990,735)     1,028,555         40,403       (459,630)       322,223
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    195,758         18,470       (207,847)      (991,579)     1,039,120         40,542       (261,323)       680,708



     18,470             --      1,514,708      2,506,287         40,542             --      1,904,334      1,223,626
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
$   214,228    $    18,470    $ 1,306,861    $ 1,514,708    $ 1,079,662    $    40,542    $ 1,643,011    $ 1,904,334
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                 GROWTH AND INCOME               MONEY MARKET            MONEY MARKET PORTFOLIO -
                                            PORTFOLIO - CLASS II SHARES   PORTFOLIO - CLASS I SHARES         CLASS II SHARES
                                            ---------------------------   --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (15,788)   $      (227)   $    (3,350)   $   (27,489)   $    (3,872)   $       (82)
  Realized gain (loss) ..................           635              5             --             --             --             --
  Change in unrealized gain (loss)
    on investments ......................       187,768          5,617             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       172,615          5,395         (3,350)       (27,489)        (3,872)           (82)
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,151,963         55,300          3,500      1,478,241        435,489        166,000
  Participant transfers from other
    funding options .....................       904,436         11,155        741,551     26,364,650        353,085         15,999
  Administrative charges ................           (68)            --           (174)          (283)           (23)            --
  Contract surrenders ...................        (1,242)            --       (756,051)    (3,845,762)        (7,484)          (156)
  Participant transfers to other
    funding options .....................       (10,144)            --        (71,170)   (27,628,565)      (154,133)      (149,991)
  Other payments to participants ........            --             --             --        (18,127)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,044,945         66,455        (82,344)    (3,649,846)       626,934         31,852
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,217,560         71,850        (85,694)    (3,677,335)       623,062         31,770


NET ASSETS:
    Beginning of year ...................        71,850             --        404,547      4,081,882         31,770             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 2,289,410    $    71,850    $   318,853    $   404,547    $   654,832    $    31,770
                                            ===========    ===========    ===========    ===========    ===========    ===========

                      THE TRAVELERS SEPARATE ACCOUNT SEVEN
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

 CONTRAFUND(R) PORTFOLIO -           MID CAP PORTFOLIO -
     SERVICE CLASS 2                  SERVICE CLASS 2                     COMBINED
----------------------------    ----------------------------    ----------------------------
     2004            2003            2004            2003            2004            2003
     ----            ----            ----            ----            ----            ----
$    (21,435)   $       (320)   $    (19,018)   $       (241)   $   (101,754)   $     28,531
         315              64           2,134              31         241,579         304,635

     242,879           5,500         319,411           5,847       3,720,869       2,371,172
------------    ------------    ------------    ------------    ------------    ------------


     221,759           5,244         302,527           5,637       3,860,694       2,704,338
------------    ------------    ------------    ------------    ------------    ------------


   1,656,983          56,421       1,531,418          27,400      22,597,082       5,243,120

   1,021,674          46,007         429,963          48,315      13,978,579      69,956,859
         (57)             --             (52)             --          (5,832)         (5,365)
      (7,973)             --         (14,927)           (409)     (2,868,705)     (6,291,775)

     (14,834)            (30)        (18,533)            (31)     (1,854,324)    (69,389,461)
          --              --              --              --        (236,947)       (302,531)
------------    ------------    ------------    ------------    ------------    ------------


   2,655,793         102,398       1,927,869          75,275      31,609,853        (789,153)
------------    ------------    ------------    ------------    ------------    ------------

   2,877,552         107,642       2,230,396          80,912      35,470,547       1,915,185



     107,642              --          80,912              --      14,911,129      12,995,944
------------    ------------    ------------    ------------    ------------    ------------
$  2,985,194    $    107,642    $  2,311,308    $     80,912    $ 50,381,676    $ 14,911,129
============    ============    ============    ============    ============    ============

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Seven for Variable Annuities ("Separate Account Seven") is a separate account of The Travelers Insurance Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Seven is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Seven is comprised of the Travelers Premier Advisers - AssetManager Annuity and the Travelers Life & Annuity Premier Advisers L Annuity products.

Participant purchase payments applied to Separate Account Seven are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, investments comprising Separate Account Seven were:

     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Salomon Brothers  Variable  Aggressive Growth Fund - Class I Shares
           (Formerly Salomon Brothers Variable Emerging Growth Fund -
         Class I Shares)
     Morgan Stanley Variable Investment Series, Massachusetts business trust
         The Dividend Growth Portfolio - Class Y
         The Equity Portfolio - Class Y
         The S&P 500 Index Portfolio - Class Y
     Salomon Brothers Variable Series Funds Inc., Maryland business trust,
       Affiliate of The Company
         All Cap Fund - Class I
         High Yield Bond Fund - Class I
         Investors Fund - Class I
         Large Cap Growth Fund - Class I
         Small Cap Growth Fund - Class I
         Strategic Bond Fund - Class I
     Scudder Variable Series I, Massachusetts business trust
         Growth and Income Portfolio - Class B
     Scudder Variable Series II, Massachusetts business trust
         Scudder International Select Equity Portfolio - Class B
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Equity Income Portfolio **
         Large Cap Portfolio **
     The Universal Institutional Funds, Inc., Maryland business trust
         Core Plus Fixed Income Portfolio - Class II
         Emerging Markets Equity Portfolio - Class I
         Equity and Income Portfolio - Class II
         Equity Growth Portfolio - Class I
         Global Franchise Portfolio - Class II Shares
         Global Value Equity Portfolio - Class I
         Mid Cap Growth Portfolio - Class I
         Mid Cap Value Portfolio - Class I (Formerly U.S. Mid Cap Core
           Portfolio, Class I)
         Small Company Growth Portfolio - Class II
         Technology Portfolio - Class I
         U.S. Real Estate Portfolio - Class I
         Value Portfolio - Class I
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         MFS Total Return Portfolio
     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class I Shares
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class I Shares
         Emerging Growth Portfolio - Class II Shares
         Enterprise Portfolio - Class I Shares
         Enterprise Portfolio - Class II Shares
         Government Portfolio - Class I Shares
         Government Portfolio - Class II Shares

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

     Van Kampen Life Investment Trust, Delaware business trust
         Growth and Income Portfolio - Class I Shares
         Growth and Income Portfolio - Class II Shares
         Money Market Portfolio - Class I Shares
         Money Market Portfolio - Class II Shares
     Variable Insurance Products Fund II, Massachusetts business trust
         Contrafund(R) Portfolio - Service Class 2 **
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2 **

** Effective September 2004, these fund will be removed from the Travelers Premier Advisers - Asset Manager Annuity Prospectus

Not all funds may be available in all states or to all contract owners.

Effective October 31, 2003, The Universal Institutional Funds, Inc.: Active International Allocation Portfolio, Class I was liquidated. At the effective date, Separate Account Seven held 13,496 shares of Active International Allocation Portfolio - Class I having a market value of $95,015.19, which were used to purchase 95,015 shares of Van Kampen Life Investment Trust: Money Market Portfolio - Class I Shares in equal value.

The following is a summary of significant accounting policies consistently followed by Separate Account Seven in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Seven form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Seven. Separate Account Seven is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Seven adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $36,631,924 and $4,933,709 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $46,619,658 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $4,323,746. Gross unrealized depreciation for all investments at December 31, 2004 was $561,728.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)
  - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner
    (GMAB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), and Enhanced (E) Death Benefit (Dth Ben) designations. In products where there is one death benefit only, the "Dth Ben" column is blank.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                       SEVEN
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Asset-based Charges
                                                                            --------------------------------------------------------
                                                                                                Optional Features
   Separate Account Charge (1)    Dth                                                           -------------------------     Total
    (as identified in Note 5)     Ben  Product                               M&E       ADM      E.S.P.     GMWB      GMAB     Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.55%      S   Travelers Premier Advisers -
                                       Asset Manager (Contract years
                                       seven and later)                     1.40%     0.15%                                    1.55%

                                   E   Travelers Premier Advisers -
                                       Asset Manager Contract years
                                       seven and later)                     1.40%     0.15%                                    1.55%

Separate Account Charge 1.60%      S   Travelers Premier Advisers -
                                       Asset Manager (Contract years one
                                       through six)                         1.45%     0.15%                                    1.60%

Separate Account Charge 1.75%      E   Travelers Premier Advisers -
                                       Asset Manager (Contract years one
                                       through six)                         1.60%     0.15%                                    1.75%

Separate Account Charge 1.95%          Premier Advisers L                   1.80%     0.15%                                    1.95%

Separate Account Charge 2.10%          Premier Advisers L                   1.80%     0.15%     0.15%                          2.10%

Separate Account Charge 2.35%          Premier Advisers L                   1.80%     0.15%                0.40%               2.35%

Separate Account Charge 2.45%          Premier Advisers L                   1.80%     0.15%                          0.50%     2.45%

Separate Account Charge 2.50%          Premier Advisers L                   1.80%     0.15%     0.15%      0.40%               2.50%

Separate Account Charge 2.60%          Premier Advisers L                   1.80%     0.15%     0.15%                0.50%     2.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

An annual Administrative Charge (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover contract administrative charges as follows;

--------------------------------------------------------------------------------
Product                               Administrative Charge
--------------------------------------------------------------------------------

Premier Advisers - AssetManager       $50 for contract values less than $75,000
Premier Advisers L                    $30 for contract values less than $40,000
--------------------------------------------------------------------------------

No sales charges are deducted from participant Purchase Payments in either product in Separate Account Seven. However, in the Premier Advisers L product, in the accumulation phase, a withdrawal charge will apply if the Purchase Payments are withdrawn during the first four years. Likewise, in the Premier Advisers L product, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a withdrawal charge associated with the amounts withdrawn during the first four years. In both cases,the maximum charge, applied to the amounts withdrawn, is 6% decreasing to 0% in contract years five and later and is assessed through the redemption of units.

Withdrawal charges for Separate Account Seven include $4,067 and $96 for the years ended December 31, 2004 and 2003, respectively. These charges are included in contract surrenders on the Statement of Changes in Net Assets.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.60% ....................................              --      $  1.226         $         --
    Separate Account Charges 1.75% ....................................              --         1.223                   --
    Separate Account Charges 1.95% ....................................          12,517         1.219               15,261
    Separate Account Charges 2.10% ....................................          35,432         1.216               43,101
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         454,818         1.212              551,102
    Separate Account Charges 2.45% ....................................              --         1.054                   --
    Separate Account Charges 2.50% ....................................          86,538         1.209              104,612
    Separate Account Charges 2.60% ....................................             223         1.053                  235

Morgan Stanley Variable Investment Series
  The Dividend Growth Portfolio - Class Y
    Separate Account Charges 1.60% ....................................              --         1.166                   --
    Separate Account Charges 1.75% ....................................              --         1.164                   --
    Separate Account Charges 1.95% ....................................           5,968         1.161                6,929
    Separate Account Charges 2.10% ....................................              --         1.159                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         223,946         1.155              258,688
    Separate Account Charges 2.45% ....................................              --         1.059                   --
    Separate Account Charges 2.50% ....................................          17,144         1.153               19,766
    Separate Account Charges 2.60% ....................................              --         1.058                   --
  The Equity Portfolio - Class Y
    Separate Account Charges 1.60% ....................................              --         1.179                   --
    Separate Account Charges 1.75% ....................................              --         1.176                   --
    Separate Account Charges 1.95% ....................................              --         1.173                   --
    Separate Account Charges 2.10% ....................................              --         1.171                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         198,494         1.167              231,711
    Separate Account Charges 2.45% ....................................              --         1.083                   --
    Separate Account Charges 2.50% ....................................          47,198         1.165               54,990
    Separate Account Charges 2.60% ....................................              --         1.082                   --
  The S&P 500 Index Portfolio - Class Y
    Separate Account Charges 1.60% ....................................              --         1.187                   --
    Separate Account Charges 1.75% ....................................              --         1.185                   --
    Separate Account Charges 1.95% ....................................          82,847         1.182               97,913
    Separate Account Charges 2.10% ....................................              --         1.180                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         361,039         1.176              424,497
    Separate Account Charges 2.45% ....................................           4,135         1.070                4,426
    Separate Account Charges 2.50% ....................................          33,356         1.173               39,144
    Separate Account Charges 2.60% ....................................             404         1.069                  432

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.60% ....................................         168,996         1.300              219,631
    Separate Account Charges 1.75% ....................................          54,463         1.289               70,200
    Separate Account Charges 1.95% ....................................          54,032         1.246               67,329
    Separate Account Charges 2.10% ....................................          52,338         1.243               65,065
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         601,633         1.238              745,025

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  All Cap Fund - Class I (continued)
    Separate Account Charges 2.45% ....................................           9,406      $  1.057         $      9,938
    Separate Account Charges 2.50% ....................................         140,522         1.235              173,606
    Separate Account Charges 2.60% ....................................              --         1.056                   --
  High Yield Bond Fund - Class I
    Separate Account Charges 1.60% ....................................         101,489         1.467              148,855
    Separate Account Charges 1.75% ....................................         140,369         1.455              204,197
    Separate Account Charges 1.95% ....................................          98,772         1.165              115,032
    Separate Account Charges 2.10% ....................................           2,111         1.162                2,452
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         453,820         1.157              525,241
    Separate Account Charges 2.45% ....................................          16,880         1.103               18,621
    Separate Account Charges 2.50% ....................................          74,498         1.155               86,019
    Separate Account Charges 2.60% ....................................           7,216         1.102                7,953
  Investors Fund - Class I
    Separate Account Charges 1.60% ....................................          86,570         1.073               92,911
    Separate Account Charges 1.75% ....................................         211,918         1.064              225,585
    Separate Account Charges 1.95% ....................................          17,628         1.233               21,732
    Separate Account Charges 2.10% ....................................          93,047         1.230              114,438
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................          23,207         1.225               28,431
    Separate Account Charges 2.45% ....................................              --         1.079                   --
    Separate Account Charges 2.50% ....................................          48,336         1.222               59,078
    Separate Account Charges 2.60% ....................................              --         1.078                   --
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.60% ....................................              --         1.169                   --
    Separate Account Charges 1.75% ....................................              --         1.166                   --
    Separate Account Charges 1.95% ....................................             899         1.163                1,046
    Separate Account Charges 2.10% ....................................              --         1.160                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         439,626         1.155              507,924
    Separate Account Charges 2.45% ....................................              --         0.990                   --
    Separate Account Charges 2.50% ....................................          47,832         1.153               55,133
    Separate Account Charges 2.60% ....................................              --         0.989                   --
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.60% ....................................         131,797         0.960              126,513
    Separate Account Charges 1.75% ....................................         133,297         0.953              127,058
    Separate Account Charges 1.95% ....................................          14,081         1.430               20,133
    Separate Account Charges 2.10% ....................................           6,879         1.426                9,813
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         776,945         1.421            1,103,930
    Separate Account Charges 2.45% ....................................          10,265         1.165               11,962
    Separate Account Charges 2.50% ....................................          48,627         1.418               68,931
    Separate Account Charges 2.60% ....................................              --         1.164                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Strategic Bond Fund - Class I
    Separate Account Charges 1.60% ....................................         204,505      $  1.400         $    286,390
    Separate Account Charges 1.75% ....................................         151,988         1.389              211,104
    Separate Account Charges 1.95% ....................................         133,117         1.062              141,370
    Separate Account Charges 2.10% ....................................              --         1.059                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       1,538,760         1.055            1,623,976
    Separate Account Charges 2.45% ....................................          43,111         1.069               46,086
    Separate Account Charges 2.50% ....................................          24,822         1.053               26,136
    Separate Account Charges 2.60% ....................................              --         1.068                   --

Scudder Variable Series I
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.60% ....................................              --         1.221                   --
    Separate Account Charges 1.75% ....................................              --         1.218                   --
    Separate Account Charges 1.95% ....................................              --         1.214                   --
    Separate Account Charges 2.10% ....................................              --         1.211                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         192,570         1.206              232,321
    Separate Account Charges 2.45% ....................................          17,704         1.065               18,855
    Separate Account Charges 2.50% ....................................          31,423         1.204               37,820
    Separate Account Charges 2.60% ....................................              --         1.064                   --

Scudder Variable Series II
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.60% ....................................              --         1.406                   --
    Separate Account Charges 1.75% ....................................              --         1.402                   --
    Separate Account Charges 1.95% ....................................          12,042         1.398               16,834
    Separate Account Charges 2.10% ....................................              --         1.395                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         569,068         1.389              790,584
    Separate Account Charges 2.45% ....................................          10,930         1.165               12,736
    Separate Account Charges 2.50% ....................................         178,456         1.386              247,343
    Separate Account Charges 2.60% ....................................           6,131         1.164                7,139

The Travelers Series Trust
  Equity Income Portfolio
    Separate Account Charges 1.60% ....................................              --         1.234                   --
    Separate Account Charges 1.75% ....................................              --         1.231                   --
    Separate Account Charges 1.95% ....................................         189,219         1.227              232,138
    Separate Account Charges 2.10% ....................................          10,670         1.224               13,059
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         887,344         1.219            1,081,842
    Separate Account Charges 2.45% ....................................           3,860         1.101                4,252
    Separate Account Charges 2.50% ....................................         111,657         1.216              135,812
    Separate Account Charges 2.60% ....................................              --         1.101                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 1.60% ....................................              --      $  1.185         $         --
    Separate Account Charges 1.75% ....................................              --         1.182                   --
    Separate Account Charges 1.95% ....................................          28,479         1.178               33,553
    Separate Account Charges 2.10% ....................................              --         1.175                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         410,822         1.171              481,017
    Separate Account Charges 2.45% ....................................              --         1.048                   --
    Separate Account Charges 2.50% ....................................          25,138         1.168               29,364
    Separate Account Charges 2.60% ....................................              --         1.047                   --

The Universal Institutional Funds, Inc.
  Core Plus Fixed Income Portfolio - Class II
    Separate Account Charges 1.60% ....................................              --         1.027                   --
    Separate Account Charges 1.75% ....................................              --         1.025                   --
    Separate Account Charges 1.95% ....................................          41,869         1.021               42,767
    Separate Account Charges 2.10% ....................................           7,376         1.019                7,516
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         819,389         1.015              831,762
    Separate Account Charges 2.45% ....................................          38,465         1.031               39,672
    Separate Account Charges 2.50% ....................................         190,422         1.013              192,846
    Separate Account Charges 2.60% ....................................           1,549         1.031                1,597
  Emerging Markets Equity Portfolio, Class I
    Separate Account Charges 1.60% ....................................          35,695         1.193               42,588
    Separate Account Charges 1.75% ....................................          53,087         1.183               62,816
    Separate Account Charges 1.95% ....................................           4,023         1.638                6,591
    Separate Account Charges 2.10% ....................................              --         1.635                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         261,657         1.628              426,041
    Separate Account Charges 2.45% ....................................           4,929         1.318                6,499
    Separate Account Charges 2.50% ....................................          95,045         1.624              154,394
    Separate Account Charges 2.60% ....................................              --         1.317                   --
  Equity and Income Portfolio - Class II
    Separate Account Charges 1.60% ....................................              --         1.206                   --
    Separate Account Charges 1.75% ....................................              --         1.204                   --
    Separate Account Charges 1.95% ....................................          58,257         1.200               69,896
    Separate Account Charges 2.10% ....................................              --         1.197                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       1,723,309         1.192            2,054,744
    Separate Account Charges 2.45% ....................................          29,290         1.091               31,956
    Separate Account Charges 2.50% ....................................         328,563         1.190              390,837
    Separate Account Charges 2.60% ....................................             398         1.090                  434
  Equity Growth Portfolio, Class I
    Separate Account Charges 1.60% ....................................         426,887         0.635              271,156
    Separate Account Charges 1.75% ....................................         462,670         0.631              291,845
    Separate Account Charges 1.95% ....................................              --         1.179                   --
    Separate Account Charges 2.10% ....................................              --         1.176                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................          71,695         1.172               84,018
    Separate Account Charges 2.45% ....................................          11,616         1.049               12,181
    Separate Account Charges 2.50% ....................................           2,956         1.169                3,456
    Separate Account Charges 2.60% ....................................              --         1.048                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Universal Institutional Funds, Inc. (continued)
  Global Franchise Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --      $  1.292         $         --
    Separate Account Charges 1.75% ....................................              --         1.289                   --
    Separate Account Charges 1.95% ....................................          34,376         1.285               44,173
    Separate Account Charges 2.10% ....................................              --         1.282                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       1,617,171         1.277            2,065,120
    Separate Account Charges 2.45% ....................................          53,488         1.078               57,649
    Separate Account Charges 2.50% ....................................         363,468         1.274              463,060
    Separate Account Charges 2.60% ....................................              --         1.077                   --
  Global Value Equity Portfolio, Class I
    Separate Account Charges 1.60% ....................................         435,939         1.134              494,303
    Separate Account Charges 1.75% ....................................         589,321         1.125              662,749
    Separate Account Charges 1.95% ....................................          44,842         1.332               59,748
    Separate Account Charges 2.10% ....................................          41,613         1.329               55,317
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         350,409         1.324              463,994
    Separate Account Charges 2.45% ....................................              --         1.093                   --
    Separate Account Charges 2.50% ....................................          14,720         1.321               19,446
    Separate Account Charges 2.60% ....................................              --         1.092                   --
  Mid Cap Growth Portfolio, Class I
    Separate Account Charges 1.60% ....................................         171,740         0.676              116,181
    Separate Account Charges 1.75% ....................................         373,023         0.672              250,586
    Separate Account Charges 1.95% ....................................          16,654         1.430               23,809
    Separate Account Charges 2.10% ....................................          41,378         1.426               59,015
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         378,908         1.421              538,317
    Separate Account Charges 2.45% ....................................             450         1.140                  512
    Separate Account Charges 2.50% ....................................          32,093         1.417               45,488
    Separate Account Charges 2.60% ....................................              --         1.139                   --
  Mid Cap Value Portfolio, Class I
    Separate Account Charges 1.60% ....................................         318,873         1.199              382,399
    Separate Account Charges 1.75% ....................................         287,890         1.189              342,412
    Separate Account Charges 1.95% ....................................           9,130         1.359               12,408
    Separate Account Charges 2.10% ....................................           7,331         1.356                9,940
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         327,300         1.351              442,053
    Separate Account Charges 2.45% ....................................           4,277         1.126                4,817
    Separate Account Charges 2.50% ....................................          47,643         1.347               64,196
    Separate Account Charges 2.60% ....................................              --         1.125                   --
  Small Company Growth Portfolio - Class II
    Separate Account Charges 1.60% ....................................              --         1.441                   --
    Separate Account Charges 1.75% ....................................              --         1.438                   --
    Separate Account Charges 1.95% ....................................           1,519         1.434                2,177
    Separate Account Charges 2.10% ....................................              --         1.430                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         285,922         1.425              407,360
    Separate Account Charges 2.45% ....................................           4,503         1.132                5,099
    Separate Account Charges 2.50% ....................................          39,330         1.421               55,903
    Separate Account Charges 2.60% ....................................              --         1.131                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Universal Institutional Funds, Inc. (continued)
  Technology Portfolio, Class I
    Separate Account Charges 1.60% ....................................          65,686      $  0.233         $     15,269
    Separate Account Charges 1.75% ....................................          94,625         0.231               21,841
    Separate Account Charges 1.95% ....................................              --         1.145                   --
    Separate Account Charges 2.10% ....................................              --         1.143                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         1.138                   --
    Separate Account Charges 2.45% ....................................              --         1.045                   --
    Separate Account Charges 2.50% ....................................              --         1.136                   --
    Separate Account Charges 2.60% ....................................              --         1.044                   --
  U.S. Real Estate Portfolio, Class I
    Separate Account Charges 1.60% ....................................          87,688         2.181              191,244
    Separate Account Charges 1.75% ....................................          76,666         2.163              165,845
    Separate Account Charges 1.95% ....................................          27,404         1.583               43,391
    Separate Account Charges 2.10% ....................................              --         1.580                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         275,919         1.574              434,162
    Separate Account Charges 2.45% ....................................           3,723         1.310                4,877
    Separate Account Charges 2.50% ....................................          10,924         1.570               17,149
    Separate Account Charges 2.60% ....................................           5,489         1.309                7,184
  Value Portfolio, Class I
    Separate Account Charges 1.60% ....................................         186,618         1.280              238,933
    Separate Account Charges 1.75% ....................................         200,505         1.270              254,601
    Separate Account Charges 1.95% ....................................          89,187         1.356              120,943
    Separate Account Charges 2.10% ....................................              --         1.353                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         242,791         1.348              327,191
    Separate Account Charges 2.45% ....................................              --         1.137                   --
    Separate Account Charges 2.50% ....................................          39,964         1.344               53,730
    Separate Account Charges 2.60% ....................................           6,186         1.136                7,027

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.60% ....................................              --         1.214                   --
    Separate Account Charges 1.75% ....................................              --         1.211                   --
    Separate Account Charges 1.95% ....................................           7,973         1.207                9,624
    Separate Account Charges 2.10% ....................................           7,749         1.204                9,332
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         122,169         1.200              146,549
    Separate Account Charges 2.45% ....................................              --         1.054                   --
    Separate Account Charges 2.50% ....................................          30,541         1.197               36,550
    Separate Account Charges 2.60% ....................................              --         1.053                   --
  MFS Total Return Portfolio
    Separate Account Charges 1.60% ....................................              --         1.174                   --
    Separate Account Charges 1.75% ....................................              --         1.172                   --
    Separate Account Charges 1.95% ....................................          47,224         1.168               55,157
    Separate Account Charges 2.10% ....................................              --         1.165                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       1,486,911         1.161            1,725,884
    Separate Account Charges 2.45% ....................................           3,028         1.095                3,316

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  MFS Total Return Portfolio (continued)
    Separate Account Charges 2.50% ....................................         115,631      $  1.158         $    133,900
    Separate Account Charges 2.60% ....................................              --         1.094                   --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class I Shares
    Separate Account Charges 1.60% ....................................         471,365         1.365              643,295
    Separate Account Charges 1.75% ....................................         420,903         1.354              569,745
    Separate Account Charges 1.95% ....................................              --         1.331                   --
    Separate Account Charges 2.10% ....................................              --         1.328                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         1.323                   --
    Separate Account Charges 2.45% ....................................              --         1.133                   --
    Separate Account Charges 2.50% ....................................              --         1.320                   --
    Separate Account Charges 2.60% ....................................              --         1.132                   --
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --         1.334                   --
    Separate Account Charges 1.75% ....................................              --         1.331                   --
    Separate Account Charges 1.95% ....................................         221,623         1.327              293,991
    Separate Account Charges 2.10% ....................................           3,805         1.323                5,035
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       3,475,854         1.318            4,582,159
    Separate Account Charges 2.45% ....................................          79,610         1.130               89,992
    Separate Account Charges 2.50% ....................................         613,236         1.315              806,529
    Separate Account Charges 2.60% ....................................              --         1.129                   --
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.60% ....................................         431,392         0.842              363,154
    Separate Account Charges 1.75% ....................................         289,147         0.835              241,414
    Separate Account Charges 1.95% ....................................              --         1.167                   --
    Separate Account Charges 2.10% ....................................              --         1.165                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         1.160                   --
    Separate Account Charges 2.45% ....................................              --         1.058                   --
    Separate Account Charges 2.50% ....................................              --         1.157                   --
    Separate Account Charges 2.60% ....................................              --         1.057                   --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --         1.169                   --
    Separate Account Charges 1.75% ....................................              --         1.167                   --
    Separate Account Charges 1.95% ....................................          18,516         1.163               21,536
    Separate Account Charges 2.10% ....................................           2,013         1.160                2,336
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         440,807         1.156              509,519
    Separate Account Charges 2.45% ....................................           8,830         1.057                9,334
    Separate Account Charges 2.50% ....................................         154,220         1.153              177,845
    Separate Account Charges 2.60% ....................................              --         1.056                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Enterprise Portfolio - Class I Shares
    Separate Account Charges 1.60% ....................................         471,944      $  0.658         $    310,565
    Separate Account Charges 1.75% ....................................         242,090         0.653              158,006
    Separate Account Charges 1.95% ....................................              --         1.150                   --
    Separate Account Charges 2.10% ....................................              --         1.147                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         1.142                   --
    Separate Account Charges 2.45% ....................................              --         1.039                   --
    Separate Account Charges 2.50% ....................................              --         1.140                   --
    Separate Account Charges 2.60% ....................................              --         1.038                   --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --         1.152                   --
    Separate Account Charges 1.75% ....................................              --         1.149                   --
    Separate Account Charges 1.95% ....................................           4,875         1.146                5,585
    Separate Account Charges 2.10% ....................................              --         1.143                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         181,988         1.139              207,200
    Separate Account Charges 2.45% ....................................              --         1.037                   --
    Separate Account Charges 2.50% ....................................           1,270         1.136                1,443
    Separate Account Charges 2.60% ....................................              --         1.036                   --
  Government Portfolio - Class I Shares
    Separate Account Charges 1.60% ....................................         628,724         1.276              802,428
    Separate Account Charges 1.75% ....................................         398,494         1.266              504,433
    Separate Account Charges 1.95% ....................................              --         1.002                   --
    Separate Account Charges 2.10% ....................................              --         1.000                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         0.996                   --
    Separate Account Charges 2.45% ....................................              --         1.037                   --
    Separate Account Charges 2.50% ....................................              --         0.993                   --
    Separate Account Charges 2.60% ....................................              --         1.036                   --
  Government Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --         1.004                   --
    Separate Account Charges 1.75% ....................................              --         1.002                   --
    Separate Account Charges 1.95% ....................................         100,754         0.998              100,593
    Separate Account Charges 2.10% ....................................              --         0.996                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         751,819         0.992              745,944
    Separate Account Charges 2.45% ....................................             486         1.036                  503
    Separate Account Charges 2.50% ....................................         234,571         0.990              232,196
    Separate Account Charges 2.60% ....................................             411         1.035                  426
  Growth and Income Portfolio - Class I Shares
    Separate Account Charges 1.60% ....................................         561,053         1.345              754,681
    Separate Account Charges 1.75% ....................................         665,905         1.334              888,330
    Separate Account Charges 1.95% ....................................              --         1.288                   --
    Separate Account Charges 2.10% ....................................              --         1.285                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         1.280                   --
    Separate Account Charges 2.45% ....................................              --         1.114                   --
    Separate Account Charges 2.50% ....................................              --         1.277                   --
    Separate Account Charges 2.60% ....................................              --         1.113                   --

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Van Kampen Life Investment Trust (continued)
  Growth and Income Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --      $  1.290         $         --
    Separate Account Charges 1.75% ....................................              --         1.287                   --
    Separate Account Charges 1.95% ....................................          51,013         1.283               65,470
    Separate Account Charges 2.10% ....................................          45,644         1.280               58,442
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       1,469,112         1.275            1,873,710
    Separate Account Charges 2.45% ....................................          41,407         1.112               46,037
    Separate Account Charges 2.50% ....................................         192,794         1.272              245,315
    Separate Account Charges 2.60% ....................................             393         1.111                  436
  Money Market Portfolio - Class I Shares
    Separate Account Charges 1.60% ....................................         201,627         1.056              213,012
    Separate Account Charges 1.75% ....................................         101,011         1.048              105,841
    Separate Account Charges 1.95% ....................................              --         0.980                   --
    Separate Account Charges 2.10% ....................................              --         0.978                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................              --         0.974                   --
    Separate Account Charges 2.45% ....................................              --         0.992                   --
    Separate Account Charges 2.50% ....................................              --         0.972                   --
    Separate Account Charges 2.60% ....................................              --         0.992                   --
  Money Market Portfolio - Class II Shares
    Separate Account Charges 1.60% ....................................              --         0.982                   --
    Separate Account Charges 1.75% ....................................              --         0.980                   --
    Separate Account Charges 1.95% ....................................         165,162         0.977              161,318
    Separate Account Charges 2.10% ....................................              --         0.974                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................         351,043         0.971              340,722
    Separate Account Charges 2.45% ....................................             504         0.991                  500
    Separate Account Charges 2.50% ....................................         157,273         0.968              152,292
    Separate Account Charges 2.60% ....................................              --         0.990                   --

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.60% ....................................              --         1.331                   --
    Separate Account Charges 1.75% ....................................              --         1.328                   --
    Separate Account Charges 1.95% ....................................          22,309         1.324               29,533
    Separate Account Charges 2.10% ....................................              --         1.321                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       2,079,196         1.316            2,735,340
    Separate Account Charges 2.45% ....................................          29,961         1.106               33,149
    Separate Account Charges 2.50% ....................................         141,356         1.313              185,531
    Separate Account Charges 2.60% ....................................           1,484         1.105                1,641

                                                                                         DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                              UNITS            VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.60% ....................................              --      $  1.547         $         --
    Separate Account Charges 1.75% ....................................              --         1.543                   --
    Separate Account Charges 1.95% ....................................          77,649         1.539              119,470
    Separate Account Charges 2.10% ....................................              --         1.535                   --
    Separate Account Charges 2.20% ....................................              --            --                   --
    Separate Account Charges 2.35% ....................................       1,296,578         1.529            1,982,500
    Separate Account Charges 2.45% ....................................          22,576         1.226               27,689
    Separate Account Charges 2.50% ....................................         114,348         1.525              174,432
    Separate Account Charges 2.60% ....................................           5,889         1.225                7,217
                                                                                                              ------------

Net Contract Owners' Equity ...........................................                                       $ 50,381,676
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                         FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                          -----------------------------------------------------

INVESTMENTS                                                                  NO. OF        MARKET       COST OF       PROCEEDS
                                                                             SHARES        VALUE       PURCHASES     FROM SALES
                                                                          -----------   -----------   -----------   -----------
GREENWICH STREET SERIES FUND (1.4%)
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Total (Cost $670,422)                                                      33,646   $   714,311   $   644,164   $    14,883
                                                                          -----------   -----------   -----------   -----------

MORGAN STANLEY VARIABLE INVESTMENT SERIES (2.3%)
  The Dividend Growth Portfolio - Class Y (Cost $269,142)                      19,736       285,383       264,325         2,985
  The Equity Portfolio - Class Y (Cost $247,880)                               11,931       286,701       251,748         6,089
  The S&P 500 Index Portfolio - Class Y (Cost $525,396)                        51,213       566,412       519,237         2,517
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $1,042,418)                                                    82,880     1,138,496     1,035,310        11,591
                                                                          -----------   -----------   -----------   -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (14.6%)
  All Cap Fund - Class I (Cost $1,242,233)                                     80,261     1,350,794       973,447       235,974
  High Yield Bond Fund - Class I (Cost $1,084,168)                            112,183     1,108,370       738,429        81,436
  Investors Fund - Class I (Cost $487,660)                                     39,260       542,175       209,794        30,641
  Large Cap Growth Fund - Class I (Cost $539,992)                              48,173       564,103       532,883        27,573
  Small Cap Growth Fund - Class I (Cost $1,243,389)                           104,211     1,468,340     1,016,444        60,846
  Strategic Bond Fund - Class I (Cost $2,392,569)                             214,620     2,335,062     1,821,551       650,678
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $6,990,011)                                                   598,708     7,368,844     5,292,548     1,087,148
                                                                          -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES I (0.6%)
  Growth and Income Portfolio - Class B
    Total (Cost $268,660)                                                      31,243       288,996       272,950         5,556
                                                                          -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES II (2.1%)
  Scudder International Select Equity Portfolio - Class B
    Total (Cost $964,335)                                                      90,458     1,074,636       952,621        34,133
                                                                          -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (4.0%)
  Equity Income Portfolio (Cost $1,397,337)                                    85,446     1,467,103     1,238,327        15,413
  Large Cap Portfolio (Cost $512,784)                                          39,048       543,934       452,999        17,884
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $1,910,121)                                                   124,494     2,011,037     1,691,326        33,297
                                                                          -----------   -----------   -----------   -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (27.9%)
  Core Plus Fixed Income Portfolio - Class II (Cost $1,107,297)                96,973     1,116,160     1,080,692        14,420
  Emerging Markets Equity Portfolio - Class I (Cost $580,116)                  63,251       698,929       447,295        19,290
  Equity and Income Portfolio - Class II (Cost $2,367,468)                    196,443     2,547,867     2,230,484        48,011
  Equity Growth Portfolio - Class I (Cost $593,820)                            48,193       662,656       107,878        71,178
  Global Franchise Portfolio - Class II Shares (Cost $2,456,632)              190,442     2,630,002     2,372,796        25,557
  Global Value Equity Portfolio - Class I (Cost $1,466,881)                   122,766     1,755,557       585,855       116,845
  Mid Cap Growth Portfolio - Class I (Cost $877,356)                           99,798     1,033,908       606,430       189,563
  Mid Cap Value Portfolio - Class I (Cost $1,095,641)                          74,057     1,258,225       496,783       240,923
  Small Company Growth Portfolio - Class II (Cost $429,391)                    30,416       470,539       420,649        28,651
  Technology Portfolio - Class I (Cost $56,309)                                10,337        37,110         3,741        90,078
  U.S. Real Estate Portfolio - Class I (Cost $659,802)                         42,180       863,852       436,731        42,721
  Value Portfolio - Class I (Cost $858,406)                                    67,367     1,002,425       459,983        38,469
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $12,549,119)                                                1,042,223    14,077,230     9,249,317       925,706
                                                                          -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (4.2%)
  AIM Capital Appreciation Portfolio (Cost $190,505)                           18,884       202,055       208,349        18,679
  MFS Total Return Portfolio (Cost $1,918,209)                                111,917     1,918,257     1,876,907        25,637
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $2,108,714)                                                   130,801     2,120,312     2,085,256        44,316
                                                                          -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                            FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                          -----------------------------------------------------

INVESTMENTS                                                                 NO. OF        MARKET        COST OF       PROCEEDS
                                                                            SHARES        VALUE        PURCHASES     FROM SALES
                                                                          -----------   -----------   -----------   -----------
Van Kampen Life Investment Trust (32.4%)
  Comstock Portfolio - Class I Shares (Cost $974,192)                          88,350   $ 1,213,040   $   143,696   $   614,928
  Comstock Portfolio - Class II Shares (Cost $5,244,490)                      422,038     5,777,706     5,020,782        17,379
  Emerging Growth Portfolio - Class I Shares (Cost $859,512)                   23,235       604,568        13,728        53,216
  Emerging Growth Portfolio - Class II Shares (Cost $674,116)                  27,886       720,570       658,681        37,067
  Enterprise Portfolio - Class I Shares (Cost $698,650)                        34,454       468,571         7,349       136,703
  Enterprise Portfolio - Class II Shares (Cost $198,804)                       15,752       214,228       183,270         1,814
  Government Portfolio - Class I Shares (Cost $1,286,866)                     137,855     1,306,861        83,470       278,735
  Government Portfolio - Class II Shares (Cost $1,063,098)                    113,888     1,079,662     1,051,007        28,548
  Growth and Income Portfolio - Class I Shares (Cost $1,323,555)               85,042     1,643,011       121,494       593,283
  Growth and Income Portfolio - Class II Shares (Cost $2,096,025)             118,684     2,289,410     2,039,676        10,543
  Money Market Portfolio - Class I Shares (Cost $318,853)                     318,853       318,853       737,569       823,355
  Money Market Portfolio - Class II Shares (Cost $654,832)                    654,832       654,832       772,379       149,326
                                                                          -----------   -----------   -----------   -----------
    Total (Cost $15,392,993)                                                2,040,869    16,291,312    10,833,101     2,744,897
                                                                          -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND II (5.9%)
  Contrafund(R) Portfolio - Service Class 2
    Total (Cost $2,736,815)                                                   113,290     2,985,194     2,640,498         6,175
                                                                          -----------   -----------   -----------   -----------

VARIABLE INSURANCE PRODUCTS FUND III (4.6%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $1,986,050)                                                    77,353     2,311,308     1,934,833        26,007
                                                                          -----------   -----------   -----------   -----------

TOTAL INVESTMENTS (100%)
  (COST $46,619,658)                                                                    $50,381,676   $36,631,924   $ 4,933,709
                                                                                        ===========   ===========   ===========

7. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)        RETURN(3)
                                             ENDED    UNITS     LOWEST TO    ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------  -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004      590   1.053 - 1.219      714           --     1.95 - 2.60       3.13 - 15.59
                                              2003       38   1.136 - 1.140       43           --     1.95 - 2.50       5.07 - 13.60
MORGAN STANLEY VARIABLE INVESTMENT SERIES
  The Dividend Growth Portfolio - Class Y     2004      247   1.153 - 1.161      285         2.46     1.95 - 2.50        5.67 - 6.76
                                              2003        8   1.093 - 1.094        8         0.51     1.95 - 2.35        6.95 - 9.40

  The Equity Portfolio - Class Y              2004      246   1.165 - 1.173      287         0.50     1.95 - 2.50       5.14 - 10.64
                                              2003        2           1.079        2         0.04            1.95               7.90

  The S&P 500 Index Portfolio - Class Y       2004      482   1.069 - 1.182      566         0.57     1.95 - 2.60        1.61 - 8.14
                                              2003        8   1.091 - 1.093        9           --     1.95 - 2.35        5.92 - 9.30
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2004    1,081   1.057 - 1.300    1,351         0.76     1.60 - 2.50       2.07 - 12.90
                                              2003      439   1.170 - 1.219      531         0.28     1.60 - 2.35       8.33 - 36.81
                                              2002      402   0.886 - 0.891      357         0.50     1.60 - 1.75  (26.41) - (26.24)
                                              2001      250   1.204 - 1.208      301         1.43     1.60 - 1.75        0.17 - 0.25

  High Yield Bond Fund - Class I              2004      895   1.102 - 1.467    1,108        10.09     1.60 - 2.60        1.47 - 9.31
                                              2003      343   1.066 - 1.342      439         7.91     1.60 - 2.50       4.61 - 22.22
                                              2002      251   1.092 - 1.098      275         6.93     1.60 - 1.75        5.51 - 5.68
                                              2001      293   1.035 - 1.039      304         8.51     1.60 - 1.75        3.29 - 3.49

  Investors Fund - Class I                    2004      481   1.064 - 1.233      542         1.87     1.60 - 2.50       5.24 - 12.53
                                              2003      322   0.981 - 0.988      316         1.77     1.60 - 1.75      29.93 - 30.17
                                              2002      214   0.755 - 0.759      162         1.12     1.60 - 1.75  (24.35) - (24.25)
                                              2001      222   0.998 - 1.002      222         0.89     1.60 - 1.75    (5.85) - (5.65)

  Large Cap Growth Fund - Class I             2004      488   1.153 - 1.163      564         0.42     1.95 - 2.50      (1.96) - 1.66
                                              2003       32   1.176 - 1.177       38           --     2.35 - 2.50       6.61 - 17.60

  Small Cap Growth Fund - Class I             2004    1,122   0.953 - 1.430    1,468           --     1.60 - 2.50      10.20 - 28.02
                                              2003      325   0.843 - 1.266      308           --     1.60 - 2.50      10.60 - 46.54
                                              2002      207   0.576 - 0.578      120           --     1.60 - 1.75  (35.86) - (35.78)
                                              2001      114   0.898 - 0.900      102           --     1.60 - 1.75    (8.83) - (8.72)

  Strategic Bond Fund - Class I               2004    2,096   1.053 - 1.400    2,335         6.74     1.60 - 2.50        3.59 - 4.95
                                              2003      921   1.012 - 1.334    1,193         9.98     1.60 - 2.50       2.12 - 11.45
                                              2002      349   1.191 - 1.197      417         4.88     1.60 - 1.75        6.91 - 7.07
                                              2001      346   1.114 - 1.118      387         3.90     1.60 - 1.75        5.09 - 5.27
SCUDDER VARIABLE SERIES I
  Growth and Income Portfolio - Class B       2004      242   1.065 - 1.214      289         0.08     1.95 - 2.50       3.88 - 13.42
                                              2003        1           1.124        1           --            2.50              12.40
SCUDDER VARIABLE SERIES II
  Scudder International Select Equity
    Portfolio - Class B                       2004      777   1.164 - 1.398    1,075         0.15     1.95 - 2.60       7.08 - 19.36
                                              2003       38   1.206 - 1.207       46           --     2.35 - 2.50      11.45 - 20.60
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio                     2004    1,203   1.101 - 1.227    1,467         2.68     1.95 - 2.50        6.62 - 9.88
                                              2003      163   1.135 - 1.138      186         2.73     1.95 - 2.50       9.23 - 13.50

  Large Cap Portfolio                         2004      464   1.168 - 1.178      544         1.70     1.95 - 2.50        3.91 - 4.43
                                              2003       72   1.124 - 1.128       81         1.34     1.95 - 2.50       6.23 - 12.40

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)        RETURN(3)
                                             ENDED    UNITS     LOWEST TO    ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------  -------   -------------  -----------  -----------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
  Core Plus Fixed Income Portfolio -          2004    1,099   1.013 - 1.031    1,116         3.33     1.95 - 2.60        0.10 - 2.00
    Class II                                  2003       42   0.998 - 1.001       41         0.01     1.95 - 2.50      (0.20) - 1.83

  Emerging Markets Equity Portfolio, Class I  2004      454   1.183 - 1.638      699         0.56     1.60 - 2.50       4.35 - 21.12
                                              2003      150   0.978 - 1.357      169           --     1.60 - 2.35      16.28 - 47.46
                                              2002       70   0.665 - 0.668       47           --     1.60 - 1.75  (10.50) - (10.46)
                                              2001      123   0.743 - 0.746       92           --     1.60 - 1.75    (8.16) - (7.90)

  Equity and Income Portfolio - Class II      2004    2,140   1.090 - 1.200    2,548           --     1.95 - 2.60        2.06 - 9.65
                                              2003      176   1.094 - 1.097      193         1.60     1.95 - 2.50        7.97 - 9.40

  Equity Growth Portfolio, Class I            2004      976   0.631 - 1.172      663         0.18     1.60 - 2.50        1.35 - 6.01
                                              2003      968   0.596 - 1.113      581           --     1.60 - 2.50       3.92 - 23.00
                                              2002      777   0.485 - 0.487      378         0.23     1.60 - 1.75  (29.09) - (29.01)
                                              2001      344   0.684 - 0.686      236           --     1.60 - 1.75  (16.69) - (16.55)

  Global Franchise Portfolio - Class II       2004    2,069   1.078 - 1.285    2,630         0.32     1.95 - 2.50      10.02 - 11.25
    Shares                                    2003      102   1.158 - 1.162      118           --     1.95 - 2.50      12.85 - 15.80

  Global Value Equity Portfolio, Class I      2004    1,477   1.125 - 1.332    1,756         0.73     1.60 - 2.50       9.11 - 11.72
                                              2003    1,084   1.008 - 1.194    1,098           --     1.60 - 2.35       8.64 - 27.03
                                              2002      704   0.795 - 0.799      561         1.16     1.60 - 1.75  (18.38) - (18.22)
                                              2001      678   0.974 - 0.977      661         1.09     1.60 - 1.75    (8.63) - (8.52)

  Mid Cap Growth Portfolio, Class I           2004    1,014   0.672 - 1.430    1,034           --     1.60 - 2.50       2.52 - 24.32
                                              2003      797   0.562 - 1.196      465           --     1.60 - 2.35       6.22 - 39.51
                                              2002      263   0.404 - 0.405      107           --     1.60 - 1.75  (32.33) - (32.27)
                                              2001      208   0.597 - 0.598      124           --     1.60 - 1.75  (30.50) - (30.47)

  Mid Cap Value Portfolio, Class I            2004    1,002   1.126 - 1.359    1,258         0.02     1.60 - 2.50       9.60 - 18.15
                                              2003      794   1.056 - 1.207      848           --     1.60 - 2.50       6.44 - 39.14
                                              2002      813   0.760 - 0.764      619           --     1.60 - 1.75  (29.24) - (29.13)
                                              2001      829   1.074 - 1.078      892           --     1.60 - 1.75    (4.87) - (4.69)

  Small Company Growth Portfolio - Class II   2004      331   1.132 - 1.434      471           --     1.95 - 2.50       3.24 - 16.23
                                              2003       30   1.225 - 1.226       37           --     2.35 - 2.50       6.42 - 22.50

  Technology Portfolio, Class I               2004      160   0.231 - 0.233       37           --     1.60 - 1.75    (3.35) - (2.92)
                                              2003      584   0.239 - 0.240      140           --     1.60 - 1.75      44.85 - 45.45
                                              2002      298           0.165       49           --     1.60 - 1.75  (49.85) - (49.70)
                                              2001      293   0.328 - 0.329       96           --     1.60 - 1.75  (49.77) - (49.62)

  U.S. Real Estate Portfolio, Class I         2004      488   1.309 - 2.181      864         1.45     1.60 - 2.60       7.21 - 34.22
                                              2003      213   1.180 - 1.625      320           --     1.60 - 2.50       4.89 - 35.42
                                              2002      114   1.194 - 1.200      137         2.84     1.60 - 1.75    (2.53) - (2.36)
                                              2001      131   1.225 - 1.229      160         4.31     1.60 - 1.75        7.93 - 8.09

  Value Portfolio, Class I                    2004      765   1.136 - 1.356    1,002         0.96     1.60 - 2.60       5.19 - 15.94
                                              2003      429   1.097 - 1.171      473           --     1.60 - 2.35       7.83 - 31.90
                                              2002      246   0.832 - 0.837      205         0.90     1.60 - 1.75  (23.53) - (23.35)
                                              2001      263   1.088 - 1.092      287         1.16     1.60 - 1.75        0.46 - 0.65

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)        RETURN(3)
                                             ENDED    UNITS     LOWEST TO    ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------  -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004      168   1.197 - 1.207      202         0.27     1.95 - 2.50       1.52 - 11.24
                                              2003        1           1.152        1           --            2.50              15.20

  MFS Total Return Portfolio                  2004    1,653   1.095 - 1.168    1,918         9.58     1.95 - 2.50        1.48 - 9.36
                                              2003       63   1.065 - 1.068       68         7.56     1.95 - 2.50        5.22 - 6.50
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class I Shares         2004      892   1.354 - 1.365    1,213         1.09     1.60 - 1.75      15.73 - 15.87
                                              2003    1,264   1.170 - 1.178    1,482         0.83     1.60 - 1.75      28.71 - 29.03
                                              2002      689   0.909 - 0.913      628         0.76     1.60 - 1.75  (20.61) - (20.54)
                                              2001      532   1.145 - 1.149      611           --     1.60 - 1.75    (4.09) - (2.72)

  Comstock Portfolio - Class II Shares        2004    4,394   1.130 - 1.327    5,778         0.19     1.95 - 2.50      13.76 - 15.31
                                              2003      222   1.148 - 1.152      255           --     1.95 - 2.50       6.86 - 14.80

  Emerging Growth Portfolio - Class I Shares  2004      721   0.835 - 0.842      605           --     1.60 - 1.75        5.16 - 5.38
                                              2003      759   0.794 - 0.799      605           --     1.60 - 1.75              25.24
                                              2002      834   0.634 - 0.638      531         0.38     1.60 - 1.75  (33.68) - (33.54)
                                              2001      899   0.956 - 0.960      862         0.10     1.60 - 1.75  (32.72) - (32.58)

  Emerging Growth Portfolio - Class II        2004      624   1.057 - 1.163      721           --     1.95 - 2.50       3.48 - 16.28
    Shares                                    2003       49   1.107 - 1.111       54           --     1.95 - 2.50       0.45 - 10.70

  Enterprise Portfolio - Class I Shares       2004      714   0.653 - 0.658      469         0.41     1.60 - 1.75        2.33 - 2.35
                                              2003      913   0.638 - 0.643      585         0.51     1.60 - 1.75      23.64 - 23.89
                                              2002      961   0.516 - 0.519      498         0.51     1.60 - 1.75  (30.55) - (30.43)
                                              2001    1,134   0.743 - 0.746      844         0.18     1.60 - 1.75  (21.79) - (21.72)

  Enterprise Portfolio - Class II Shares      2004      188   1.136 - 1.146      214         0.07     1.95 - 2.50        1.25 - 7.00
                                              2003       16   1.122 - 1.123       18           --     2.35 - 2.50       5.94 - 12.20

  Government Portfolio - Class I Shares       2004    1,027   1.266 - 1.276    1,307         4.98     1.60 - 1.75        2.34 - 2.49
                                              2003    1,221   1.237 - 1.245    1,515         3.90     1.60 - 1.75        0.00 - 0.16
                                              2002    2,024   1.237 - 1.243    2,506         3.65     1.60 - 1.75        7.75 - 7.81
                                              2001    1,410   1.148 - 1.153    1,620         3.13     1.60 - 1.75        5.03 - 5.30

  Government Portfolio - Class II Shares      2004    1,088   0.990 - 1.036    1,080         0.80     1.95 - 2.60        0.10 - 1.84
                                              2003       41   0.977 - 0.980       41           --     1.95 - 2.50      (2.30) - 1.98

  Growth and Income Portfolio - Class I       2004    1,227   1.334 - 1.345    1,643         1.05     1.60 - 1.75      12.38 - 12.55
    Shares                                    2003    1,601   1.187 - 1.195    1,904         0.90     1.60 - 1.75      25.87 - 26.05
                                              2002    1,294   0.943 - 0.948    1,224         1.07     1.60 - 1.75  (16.03) - (15.88)
                                              2001    1,164   1.123 - 1.127    1,310         0.06     1.60 - 1.75    (7.42) - (7.32)

  Growth and Income Portfolio - Class II      2004    1,800   1.111 - 1.283    2,289         0.17     1.95 - 2.60       2.68 - 14.90
    Shares                                    2003       63   1.143 - 1.144       72           --     2.35 - 2.50      10.64 - 14.30

  Money Market Portfolio - Class I Shares     2004      303   1.048 - 1.056      319         0.80     1.60 - 1.75    (0.95) - (0.85)
                                              2003      381   1.058 - 1.065      405         0.59     1.60 - 1.75    (1.12) - (1.02)
                                              2002    3,802   1.070 - 1.076    4,082         1.15     1.60 - 1.75    (0.56) - (0.37)
                                              2001    1,476   1.076 - 1.080    1,594         3.24     1.60 - 1.75        1.89 - 1.98

  Money Market Portfolio - Class II Shares    2004      674   0.968 - 0.991      655         0.83     1.95 - 2.50    (1.93) - (0.10)
                                              2003       32   0.987 - 0.990       32         0.12     1.95 - 2.50    (1.30) - (0.30)

                                                                                                       EXPENSE           TOTAL
                                             YEAR              UNIT VALUE      NET     INVESTMENT(1)   RATIO(2)        RETURN(3)
                                             ENDED    UNITS     LOWEST TO    ASSETS       INCOME       LOWEST TO       LOWEST TO
                                            DEC 31   (000S)    HIGHEST ($)   ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                            ------   ------   -------------  -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class 2   2004    2,274   1.105 - 1.324    2,985         0.03     1.95 - 2.60       2.70 - 14.26
                                              2003       92   1.169 - 1.172      108           --     1.95 - 2.50       8.82 - 16.90
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2         2004    1,517   1.225 - 1.539    2,311           --     1.95 - 2.60       8.31 - 22.34
                                              2003       64   1.255 - 1.258       81           --     1.95 - 2.50      10.18 - 25.50

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                            SALOMON BROTHERS VARIABLE
                                            AGGRESSIVE GROWTH FUND -         THE DIVIDEND GROWTH          THE EQUITY PORTFOLIO -
                                                 CLASS I SHARES              PORTFOLIO - CLASS Y                 CLASS Y
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....       37,635              --          7,570             --          2,000             --
Accumulation units purchased and
  transferred from other funding options       555,779          37,635        239,489          7,570        244,957          2,000
Accumulation units redeemed and
  transferred to other funding options ..       (3,886)             --             (1)            --         (1,265)            --
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      589,528          37,635        247,058          7,570        245,692          2,000
                                          ============    ============   ============   ============   ============   ============

                                                THE S&P 500 INDEX                                             HIGH YIELD BOND
                                               PORTFOLIO - CLASS Y          ALL CAP FUND - CLASS I            FUND - CLASS I
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....        8,407              --        438,968        402,479        343,262        250,724
Accumulation units purchased and
  transferred from other funding options       473,397           8,407        870,398         73,523        594,096        131,511
Accumulation units redeemed and
  transferred to other funding options ..          (23)             --       (227,976)       (37,034)       (42,203)       (38,973)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      481,781           8,407      1,081,390        438,968        895,155        343,262
                                          ============    ============   ============   ============   ============   ============

                                                                              LARGE CAP GROWTH              SMALL CAP GROWTH
                                            INVESTORS FUND - CLASS I           FUND - CLASS I                FUND - CLASS I
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      321,530         214,221         32,241             --        324,569        207,188
Accumulation units purchased and
  transferred from other funding options       182,219         143,798        512,881         32,241        859,214        159,017
Accumulation units redeemed and
  transferred to other funding options ..      (23,043)        (36,489)       (56,765)            --        (61,892)       (41,636)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      480,706         321,530        488,357         32,241      1,121,891        324,569
                                          ============    ============   ============   ============   ============   ============

                                                                                                           SCUDDER INTERNATIONAL
                                                STRATEGIC BOND                GROWTH AND INCOME         SELECT EQUITY PORTFOLIO -
                                                FUND - CLASS I              PORTFOLIO - CLASS B                  CLASS B
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      920,777         348,891          1,000             --         38,199             --
Accumulation units purchased and
  transferred from other funding options     1,696,221         777,528        246,417          1,000        764,496         38,199
Accumulation units redeemed and
  transferred to other funding options ..     (520,695)       (205,642)        (5,720)            --        (26,068)            --
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........    2,096,303         920,777        241,697          1,000        776,627         38,199
                                          ============    ============   ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                                           ACTIVE INTERNATIONAL
                                                                                                          ALLOCATION PORTFOLIO,
                                             EQUITY INCOME PORTFOLIO          LARGE CAP PORTFOLIO                CLASS I
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      163,363              --         71,935             --             --        160,055
Accumulation units purchased and
  transferred from other funding options     1,049,352         163,735        393,030         71,935             --     30,993,432
Accumulation units redeemed and
  transferred to other funding options ..       (9,965)           (372)          (526)            --             --    (31,153,487)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........    1,202,750         163,363        464,439         71,935             --             --
                                          ============    ============   ============   ============   ============   ============

                                                                               EMERGING MARKETS
                                              CORE PLUS FIXED INCOME          EQUITY PORTFOLIO -             EQUITY AND INCOME
                                              PORTFOLIO - CLASS II                 CLASS I                 PORTFOLIO - CLASS II
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....       41,539              --        149,589         69,873        176,401             --
Accumulation units purchased and
  transferred from other funding options     1,068,271          41,539        320,887     18,258,869      2,006,667        176,401
Accumulation units redeemed and
  transferred to other funding options ..      (10,740)             --        (16,040)   (18,179,153)       (43,251)            --
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........    1,099,070          41,539        454,436        149,589      2,139,817        176,401
                                          ============    ============   ============   ============   ============   ============

                                                                               GLOBAL FRANCHISE
                                                  EQUITY GROWTH              PORTFOLIO - CLASS II          GLOBAL VALUE EQUITY
                                               PORTFOLIO - CLASS I                  SHARES                 PORTFOLIO - CLASS I
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      968,287         777,344        101,758             --      1,084,086        703,635
Accumulation units purchased and
  transferred from other funding options       114,496      11,938,158      1,996,297        101,775        487,652        621,809
Accumulation units redeemed and
  transferred to other funding options ..     (106,959)    (11,747,215)       (29,552)           (17)       (94,894)      (241,358)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      975,824         968,287      2,068,503        101,758      1,476,844      1,084,086
                                          ============    ============   ============   ============   ============   ============

                                                                                                               SMALL COMPANY
                                                  MID CAP GROWTH                 MID CAP VALUE              GROWTH PORTFOLIO -
                                               PORTFOLIO - CLASS I           PORTFOLIO - CLASS I                 CLASS II
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      796,563         263,429        794,427        812,534         30,288             --
Accumulation units purchased and
  transferred from other funding options       493,558       3,607,601        416,358        138,283        329,997         30,288
Accumulation units redeemed and
  transferred to other funding options ..     (275,875)     (3,074,467)      (208,341)      (156,390)       (29,011)            --
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........    1,014,246         796,563      1,002,444        794,427        331,274         30,288
                                          ============    ============   ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                    TECHNOLOGY                U.S. REAL ESTATE
                                               PORTFOLIO - CLASS I           PORTFOLIO - CLASS I        VALUE PORTFOLIO - CLASS I
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      584,127         298,408        213,102        114,412        429,153        246,029
Accumulation units purchased and
  transferred from other funding options        16,418         331,592        307,535        108,284        360,915        201,598
Accumulation units redeemed and
  transferred to other funding options ..     (440,234)        (45,873)       (32,824)        (9,594)       (24,817)       (18,474)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      160,311         584,127        487,813        213,102        765,251        429,153
                                          ============    ============   ============   ============   ============   ============

                                                   AIM CAPITAL                                              COMSTOCK PORTFOLIO -
                                             APPRECIATION PORTFOLIO       MFS TOTAL RETURN PORTFOLIO           CLASS I SHARES
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....        1,000              --         63,479             --      1,264,060        689,372
Accumulation units purchased and
  transferred from other funding options       171,303           1,000      1,596,768         63,479        110,479        679,965
Accumulation units redeemed and
  transferred to other funding options ..       (3,871)             --         (7,453)            --       (482,271)      (105,277)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      168,432           1,000      1,652,794         63,479        892,268      1,264,060
                                          ============    ============   ============   ============   ============   ============

                                                                                 EMERGING GROWTH              EMERGING GROWTH
                                              COMSTOCK PORTFOLIO -            PORTFOLIO - CLASS I          PORTFOLIO - CLASS II
                                                CLASS II SHARES                      SHARES                       SHARES
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      221,500              --        758,619        834,273         48,617             --
Accumulation units purchased and
  transferred from other funding options     4,276,200         221,528         23,360         73,663        607,050         48,617
Accumulation units redeemed and
  transferred to other funding options ..     (103,572)            (28)       (61,440)      (149,317)       (31,281)            --
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........    4,394,128         221,500        720,539        758,619        624,386         48,617
                                          ============    ============   ============   ============   ============   ============

                                             ENTERPRISE PORTFOLIO -         ENTERPRISE PORTFOLIO -        GOVERNMENT PORTFOLIO -
                                                CLASS I SHARES                 CLASS II SHARES                CLASS I SHARES
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      913,274         961,353         16,447             --      1,220,560      2,023,928
Accumulation units purchased and
  transferred from other funding options         9,753         104,566        171,689         16,447          6,383        427,565
Accumulation units redeemed and
  transferred to other funding options ..     (208,993)       (152,645)            (3)            --       (199,725)    (1,230,933)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      714,034         913,274        188,133         16,447      1,027,218      1,220,560
                                          ============    ============   ============   ============   ============   ============

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              GROWTH AND INCOME             GROWTH AND INCOME
                                              GOVERNMENT PORTFOLIO -         PORTFOLIO - CLASS I           PORTFOLIO - CLASS II
                                                CLASS II SHARES                    SHARES                        SHARES
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....       41,438              --      1,600,604      1,294,127         62,803             --
Accumulation units purchased and
  transferred from other funding options     1,080,886          41,761         85,839        506,799      1,746,966         62,803
Accumulation units redeemed and
  transferred to other funding options ..      (34,283)           (323)      (459,485)      (200,322)        (9,406)            --
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........    1,088,041          41,438      1,226,958      1,600,604      1,800,363         62,803
                                          ============    ============   ============   ============   ============   ============

                                            MONEY MARKET PORTFOLIO -       MONEY MARKET PORTFOLIO -     CONTRAFUND(R) PORTFOLIO -
                                                CLASS I SHARES                 CLASS II SHARES             SERVICE CLASS 2
                                          ----------------------------   ---------------------------   ---------------------------
                                               2004            2003           2004           2003           2004           2003
                                               ----            ----           ----           ----           ----           ----
Accumulation units beginning of year ....      380,628       3,802,334         32,118             --         92,040             --
Accumulation units purchased and
  transferred from other funding options       710,494      26,023,689        807,928        183,914      2,200,392         92,066
Accumulation units redeemed and
  transferred to other funding options ..     (788,484)    (29,445,395)      (166,064)      (151,796)       (18,126)           (26)
                                          ------------    ------------   ------------   ------------   ------------   ------------
Accumulation units end of year ..........      302,638         380,628        673,982         32,118      2,274,306         92,040
                                          ============    ============   ============   ============   ============   ============

                                               MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2                   COMBINED
                                          ----------------------------   ---------------------------
                                               2004            2003           2004           2003
                                               ----            ----           ----           ----
Accumulation units beginning of year ....       64,410              --     14,862,373     14,474,609
Accumulation units purchased and
  transferred from other funding options     1,476,087          64,784     31,682,574     96,810,374
Accumulation units redeemed and
  transferred to other funding options ..      (23,457)           (374)    (4,890,480)   (96,422,610)
                                          ------------    ------------   ------------   ------------
Accumulation units end of year ..........    1,517,040          64,410     41,654,467     14,862,373
                                          ============    ============   ============   ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Seven for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Seven for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Seven for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer of units of The Travelers Separate Account Seven for Variable Annuities or shares of Separate Account Seven's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Seven for Variable Annuities product(s)
offered by The Travelers Insurance Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


SEP7 (Annual) (12-04) Printed in U.S.A.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                         2004          2003          2002
                                                        ----          ----          ----

REVENUES

Premiums                                                $2,226        $2,327        $1,924
Net investment income                                    3,348         3,058         2,936
Realized investment gains (losses)                          16            37          (322)
Fee income                                                 781           606           560
Other revenues                                             124           111           136
--------------------------------------------------- ------------- ------------- -------------
     Total Revenues                                      6,495         6,139         5,234
--------------------------------------------------- ------------- ------------- -------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    1,971         2,102         1,711
Interest credited to contractholders                     1,305         1,248         1,220
Amortization of deferred acquisition costs                 649           501           393
General and administrative expenses                        487           459           407
--------------------------------------------------- ------------- ------------- -------------
     Total Benefits and Expenses                         4,412         4,310         3,731
--------------------------------------------------- ------------- ------------- -------------
Income from operations before federal income taxes       2,083         1,829         1,503
--------------------------------------------------- ------------- ------------- -------------

Federal income taxes
     Current                                               563           360           236
     Deferred                                               39           111           185
--------------------------------------------------- ------------- ------------- -------------
     Total Federal Income Taxes                            602           471           421
--------------------------------------------------- ------------- ------------- -------------
Net Income                                              $1,481        $1,358        $1,082
=================================================== ============= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ IN MILLIONS)

AT DECEMBER 31,                                   2004          2003
--------------------------------------------- ------------- -------------

ASSETS
Fixed maturities, available for sale at
  fair value (including $2,468 and $2,170
  subject to securities lending agreements)
  (cost $45,314; $40,119)                         $47,715       $42,323
Equity securities, at fair value
  (cost $322; $323)                                   367           362
Mortgage loans                                      2,124         1,886
Policy loans                                        1,121         1,135
Short-term securities                               3,731         3,603
Trading securities, at fair value                   1,360         1,707
Other invested assets                               5,005         5,188
--------------------------------------------- ------------- -------------
     Total Investments                             61,423        56,204
--------------------------------------------- ------------- -------------

Cash                                                  246           149
Investment income accrued                             606           567
Premium balances receivable                           177           165
Reinsurance recoverables                            4,667         4,470
Deferred acquisition costs                          4,949         4,395
Separate and variable accounts                     31,327        26,972
Other assets                                        2,448         2,426
--------------------------------------------- ------------- -------------
     Total Assets                                $105,843       $95,348
--------------------------------------------- ------------- -------------

LIABILITIES
Contractholder funds                              $34,101       $30,252
Future policy benefits and claims                  16,808        15,964
Separate and variable accounts                     31,327        26,972
Deferred federal income taxes                       2,220         2,030
Trading securities sold not yet
  purchased, at fair value                            473           637
Other liabilities                                   6,609         6,136
--------------------------------------------- ------------- -------------
     Total Liabilities                             91,538        81,991
--------------------------------------------- ------------- -------------

SHAREHOLDER'S EQUITY
Common stock, par value $2.50;
  40 million shares authorized,
  issued and outstanding                              100           100
Additional paid-in capital                          5,449         5,446
Retained earnings                                   7,159         6,451
Accumulated other changes in
  equity from nonowner sources                      1,597         1,360
--------------------------------------------- ------------- -------------
     Total Shareholder's Equity                    14,305        13,357
--------------------------------------------- ------------- -------------

     Total Liabilities and
       Shareholder's Equity                      $105,843       $95,348
============================================= ============= =============


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                           FOR THE YEAR ENDED DECEMBER 31,
----------------------------------------- ---------- ----------- ----------
COMMON STOCK                                  2004        2003       2002
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                    $100        $100       $100
Changes in common stock                          -           -          -
----------------------------------------- ---------- ----------- ----------
Balance, end of year                          $100        $100       $100
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ADDITIONAL PAID-IN CAPITAL
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $5,446      $5,443     $3,864
Stock option tax benefit (expense)               3           3        (17)
Capital contributed by parent                    -           -      1,596
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $5,449      $5,446     $5,443
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
RETAINED EARNINGS
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $6,451      $5,638     $5,142
Net income                                   1,481       1,358      1,082
Dividends to parent                           (773)       (545)      (586)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $7,159      $6,451     $5,638
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Balance, beginning of year                  $1,360        $454        $74
Unrealized gains, net of tax                   138         817        452
Foreign currency translation,
  net of tax                                     1           4          3
Derivative instrument hedging
  activity gains (losses),
  net of tax                                    98          85        (75)
----------------------------------------- ---------- ----------- ----------
Balance, end of year                        $1,597      $1,360       $454
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
----------------------------------------- ---------- ----------- ----------
Net income                                  $1,481      $1,358     $1,082
Other changes in equity
  from nonowner sources                        237         906        380
----------------------------------------- ---------- ----------- ----------
Total changes in equity
  from nonowner sources                     $1,718      $2,264     $1,462
========================================= ========== =========== ==========

----------------------------------------- ---------- ----------- ----------
TOTAL SHAREHOLDER'S EQUITY
----------------------------------------- ---------- ----------- ----------
Changes in total shareholder's equity         $948      $1,722     $2,455
Balance, beginning of year                  13,357      11,635      9,180
----------------------------------------- ---------- ----------- ----------
Balance, end of year                       $14,305     $13,357    $11,635
========================================= ========== =========== ==========


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)


FOR THE YEAR ENDED DECEMBER 31,                               2004         2003        2002
---------------------------------------------------------- ----------- ------------ ----------
CASH FLOWS FROM OPERATING ACTIVITIES

     Premiums collected                                       $2,218       $2,335     $1,917
     Net investment income received                            3,228        2,787      2,741
     Other revenues received                                     901          335        384
     Benefits and claims paid                                 (1,367)      (1,270)    (1,218)
     Interest paid to contractholders                         (1,294)      (1,226)    (1,220)
     Operating expenses paid                                  (1,646)      (1,375)    (1,310)
     Income taxes paid                                          (262)        (456)      (197)
     Trading account investments (purchases), sales, net         226         (232)        76
     Other                                                      (479)         (84)      (105)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Operating Activities             1,525          814      1,068
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                      6,833        7,446      4,459
         Mortgage loans                                          655          358        374
     Proceeds from sales of investments
         Fixed maturities                                      7,796       15,078     15,472
         Equity securities                                        78          124        212
         Mortgage loans                                           52            -          -
         Real estate held for sale                                55            5         26
     Purchases of investments
         Fixed maturities                                    (19,164)     (26,766)   (23,623)
         Equity securities                                      (157)        (144)      (134)
         Mortgage loans                                         (944)        (317)      (355)
     Policy loans, net                                            14           34         39
     Short-term securities (purchases) sales, net               (116)         814     (1,320)
     Other investments (purchases) sales, net                     50          108        (69)
     Securities transactions in course of settlement, net        699         (618)       529
---------------------------------------------------------- ----------- ------------ ----------
     Net Cash Used in Investing Activities                    (4,149)      (3,878)    (4,390)
---------------------------------------------------------- ----------- ------------ ----------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              9,619        8,326      8,505
     Contractholder fund withdrawals                          (6,125)      (4,754)    (4,729)
     Capital contribution by parent                                -            -        172
     Dividends to parent company                                (773)        (545)      (586)
---------------------------------------------------------- ----------- ------------ ----------
         Net Cash Provided by Financing Activities             2,721        3,027      3,362
---------------------------------------------------------- ----------- ------------ ----------
Net increase (decrease) in cash                                   97          (37)        40
Cash at December 31, previous year                               149          186        146
---------------------------------------------------------- ----------- ------------ ----------
Cash at December 31, current year                               $246         $149       $186
========================================================== =========== ============ ==========



                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated. The Company consolidates entities deemed to be variable interest entities when the Company is determined to be the primary beneficiary under Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46).

On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, TLAC and certain other businesses, to MetLife, Inc. Primerica Life and its subsidiaries will remain part of Citigroup. See Note 17.

The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

Certain prior year amounts have been reclassified to conform to the 2004 presentation.

ACCOUNTING CHANGES

ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

SEPARATE ACCOUNT PRESENTATION. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entities' general account.

The Company's adoption of SOP 03-1 resulted in the consolidation on the Company's balance sheet of approximately $500 million of investments previously held in separate and variable account assets and approximately $500 million of contractholder funds previously held in separate and variable account liabilities.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit (GMDB) features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides, prospectively, that sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $50.6 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For 2004, amortization of these capitalized amounts was insignificant.

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

On January 1, 2004, the Company adopted Financial Accounting Standards Board
(FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)," (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

whether certain entities should be included in the Company's consolidated financial statements. The Company has evaluated the impact of applying FIN 46-R to existing VIEs in which it has variable interests. The effect of adopting FIN 46-R on the Company's consolidated balance sheet is immaterial. See Note 3.

An entity is subject to FIN 46 and FIN 46-R and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. TIC elected to implement the provisions of FIN 46 in the 2003 third quarter, resulting in the consolidation of VIEs increasing both total assets and total liabilities by approximately $407 million. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have a significant impact on the Company's consolidated financial statements.

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not affect the Company's consolidated financial statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, "Accounting for Stock-Based Compensation" (SFAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation - Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees" (APB 25), the alternative method of accounting, an offsetting increase to stockholders' equity under SFAS 123 is recorded equal to the amount of compensation expense charged. During the 2004 first quarter, the Company changed its option valuation from the Black-Scholes model to the Binomial Method. The impact of this change was immaterial.

Had the Company applied SFAS 123 prior to 2003 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:


 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 YEAR ENDED DECEMBER 31,                                                        2004             2003             2002
 ($ IN MILLIONS)

 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Compensation expense related to stock option      As reported                   $2               $2                $-
 plans, net of tax                                 Pro forma                      5                7                 9
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------
 Net income                                        As reported                $1,481          $1,358            $1,082
                                                   Pro forma                   1,478           1,353             1,073
 ------------------------------------------------- ---------------- ----------------- ---------------- -----------------


BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the FASB SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

FUTURE APPLICATION OF ACCOUNTING STANDARDS

OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 3 to the Consolidated Financial Statements.

STOCK-BASED COMPENSATION

In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB
25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 3), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If quoted market prices are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have possible indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investments effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market.

Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Cash includes certificates of deposits and other time deposits with original maturities of less than 90 days.

Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

Other invested assets include limited partnership and limited liability company interests in investment funds and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is real estate held for sale, which is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an impairment for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell.

Also included in other invested assets is an investment in Citigroup Preferred Stock, which is recorded at cost. See Notes 13 and 17.

Accrual of investment income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with investment strategies designed to enhance portfolio returns. (See Note 11 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the consolidated balance sheet in other assets, derivative financial instruments in a loss position are reported in the consolidated balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed.

A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The Company primarily hedges available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources in shareholder's equity. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the change in fair value is immediately included in realized investment gains and losses.

For net investment hedges, in which derivatives hedge the foreign currency exposure of a net investment in a foreign operation, the accounting treatment will similarly depend on the effectiveness of the hedge. The effective portion of the change in fair value of the derivative, including any premium or discount, is reflected in the accumulated other changes in equity from nonowner sources as part of the foreign currency translation adjustment in shareholder's equity. The ineffective portion is reflected in realized investment gains and losses.

The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remains in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivative contracts are carried at fair value, with changes in value reflected in realized investment gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the consolidated balance sheet as fixed maturity securities, consistent with the host instruments.

The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and the application of fair value hedges under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included in pre-tax revenues are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

DEFERRED ACQUISITION COSTS

Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of deferred acquisition costs varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

years. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

DAC for universal life and COLI is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates, resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

DAC relating to traditional life, including term insurance, and health insurance is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

All DAC is reviewed at least annually to determine if it is recoverable from future income, including investment income, and if not recoverable, is charged to expenses. All other acquisition expenses are charged to operations as incurred. See Note 5.

VALUE OF INSURANCE IN FORCE

The value of insurance in force is an asset that represents the actuarially determined present value of anticipated profits to be realized from life insurance and annuities contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance is amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 5.

SEPARATE AND VARIABLE ACCOUNTS

Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e., there is no significant mortality risk).

The Company determined that the mortality risk on its GMDB features was not a significant component of the overall variable annuity product, and accordingly continued to classify these products as investment contracts. Prior to the adoption of SOP 03-1, the Company held a reserve of approximately $8 million to cover potential GMDB exposure. This reserve was released during the first quarter of 2004 as part of the implementation of SOP 03-1.

GOODWILL AND INTANGIBLE ASSETS

Goodwill and intangible assets are included in other assets. The carrying amount of goodwill and other intangible assets is reviewed at least annually for indication of impairment in value that in the view of management would be other-than-temporary. If it is determined that goodwill and other intangible assets are unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

Upon adoption of SFAS 141 and SFAS 142, as of January 1, 2002, the Company stopped amortizing goodwill and intangible assets deemed to have an infinite useful life. Instead, these assets are subject to an annual review for impairment. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 5.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, COLI, pension investment, guaranteed investment contracts (GICs), and certain deferred annuity contracts. For universal life and COLI contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued, where one or more of these elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life and COLI range from 3.5% to 5.4%, with a weighted average interest rate of 4.7%.

Pension investment, GICs and certain annuity contracts do not contain significant insurance risks and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to those investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 4.2%.

RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of approximately $1 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.7% to 8.7% with a weighted average of 6.5% for these products. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 2.5% to 7.0%, with a weighted average of 5.3%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

GUARANTY FUND AND OTHER INSURANCE RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company had a liability of $22.6 million and $22.5 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $4.8 million and $4.6 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenue when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received. Also included are revenues from unconsolidated non-insurance subsidiaries. Amortization of deferred income related to reinsured blocks of business are recognized in relation to anticipated premiums and are reported in other revenues.

CURRENT AND FUTURE INSURANCE BENEFITS

Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, COLI, pension investment, GICs and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

2.   OPERATING SEGMENTS

The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc. These business segments are Travelers Life & Annuity (TLA) and Primerica Life Insurance (Primerica).

TRAVELERS LIFE & ANNUITY (TLA) core offerings include individual annuity, individual life, COLI and group annuity insurance products distributed by TIC and TLAC principally under the Travelers Life & Annuity name. Among the range of individual products offered are deferred fixed and variable annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including GICs, payout annuities, group annuities sold to employer-sponsored retirement and savings plans, structured settlements and funding agreements.

The PRIMERICA business segment consolidates the businesses of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica business segment offers individual life products,

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

primarily term insurance, to customers through a sales force of approximately 106,000 representatives. A great majority of the domestic licensed sales force works on a part-time basis.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1). The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

       ($ IN MILLIONS)

       REVENUES BY SEGMENT           2004            2003           2002
       -------------------           ----            ----           ----
       TLA                         $4,725          $4,479         $3,653
       Primerica                    1,770           1,660          1,581
                                 --------         -------        -------
       Total Revenues              $6,495          $6,139         $5,234
                                 ========         =======        =======

       NET INCOME BY SEGMENT

       TLA                           $990            $918           $673
       Primerica                      491             440            409
                                 --------         -------        -------
       Net Income                  $1,481          $1,358         $1,082
                                 ========         =======        =======

       ASSETS BY SEGMENT

       TLA                        $95,824         $85,881        $74,562
       Primerica                   10,019           9,467          8,433
                                 --------         -------        -------
       Total segments            $105,843         $95,348        $82,995
                                 ========         =======        =======

The following tables contain key segment measurements.

     BUSINESS SEGMENT INFORMATION:
     ---------------------------------------------- ------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2004

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     ---------------------------------------------- ------------- -------------
     Premiums                                            $911        $1,315
     Net investment income                              3,012           336
     Interest credited to contractholders               1,305             -
     Amortization of deferred acquisition costs           400           249
     Expenditures for deferred acquisition costs          810           393
     Federal income taxes                                 361           241

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2003

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                          $1,082        $1,245
     Net investment income                              2,743           315
     Interest credited to contractholders               1,248             -
     Amortization of deferred acquisition costs           266           235
     Expenditures for deferred acquisition costs          583           377
     Federal income taxes                                 240           231

     BUSINESS SEGMENT INFORMATION:
     --------------------------------------------- -------------- -------------
     FOR THE YEAR
     ENDED DECEMBER 31, 2002

      ($ IN MILLIONS)                                   TLA        PRIMERICA
     --------------------------------------------- -------------- -------------
     Premiums                                            $730        $1,194
     Net investment income                              2,646           290
     Interest credited to contractholders               1,220             -
     Amortization of deferred acquisition costs           174           219
     Expenditures for deferred acquisition costs          556           323
     Federal income taxes                                 212           209

The majority of the annuity business and a substantial portion of the life business written by TLA are accounted for as investment contracts, with the result that the deposits collected are reported as liabilities and are not included in revenues. Deposits represent a statistic integral to managing TLA operations, which management uses for measuring business volumes, and may not be comparable to similarly captioned measurements used by other life insurance companies. For the years ended December 31, 2004, 2003 and 2002, deposits collected amounted to $14.4 billion, $12.0 billion and $11.9 billion, respectively.

The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

The Company had no transactions with a single customer representing 10% or more of its revenue.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

3.   INVESTMENTS

FIXED MATURITIES

The amortized cost and fair value of investments in fixed maturities were as follows:

        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2004                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,568           $311                $9        $8,870

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,143            106                 -         2,249

             Obligations of states, municipalities and
             political subdivisions                                   364             41                 1           404

             Debt securities issued by foreign governments            847             81                 1           927

             All other corporate bonds                             25,603          1,466                40        27,029

             Other debt securities                                  7,613            421                14         8,020

             Redeemable preferred stock                               176             41                 1           216
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $45,314         $2,467               $66       $47,715
        ----------------------------------------------------- --------------- ---------------- --------------- ------------


        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                                                                                   GROSS           GROSS
        DECEMBER 31, 2003                                         AMORTIZED      UNREALIZED      UNREALIZED        FAIR
        ($ IN MILLIONS)                                              COST          GAINS           LOSSES          VALUE
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
        AVAILABLE FOR SALE:

             Mortgage-backed securities - CMOs and
             pass-through securities                               $8,061           $326               $18        $8,369

             U.S. Treasury securities and obligations of
             U.S. Government and government agencies and
             authorities                                            2,035             22                12         2,045

             Obligations of states, municipalities and
             political subdivisions                                   379             21                 2           398

             Debt securities issued by foreign governments            690             51                 1           740

             All other corporate bonds                             23,098          1,507                64        24,541

             Other debt securities                                  5,701            377                22         6,056

             Redeemable preferred stock                               155             20                 1           174
        ----------------------------------------------------- --------------- ---------------- --------------- ------------
                 Total Available For Sale                         $40,119         $2,324              $120       $42,323
        ----------------------------------------------------- --------------- ---------------- --------------- ------------

Proceeds from sales of fixed maturities classified as available for sale were $7.8 billion, $15.1 billion and $15.5 billion in 2004, 2003 and 2002, respectively. Gross gains of $246 million, $476 million and $741

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

million and gross losses of $263 million, $394 million and $309 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $40 million, $110 million and $639 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value. Impairments in 2002 were concentrated in telecommunication and energy company investments.

The amortized cost and fair value of fixed maturities at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

        ---------------------------------------- --------------- ---------------

                                                    AMORTIZED
        ($ IN MILLIONS)                                COST         FAIR VALUE
        ---------------------------------------- --------------- ---------------
        MATURITY:

             Due in one year or less                   $2,634            $2,679
             Due after 1 year through 5 years          13,015            13,514
             Due after 5 years through 10 years        13,262            14,034
             Due after 10 years                         7,835             8,618
        ---------------------------------------- --------------- ---------------
                                                       36,746            38,845
        ---------------------------------------- --------------- ---------------
             Mortgage-backed securities                 8,568             8,870
        ---------------------------------------- --------------- ---------------
                 Total Maturity                       $45,314           $47,715
        ---------------------------------------- --------------- ---------------

The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $6.0 billion and $5.2 billion, respectively. Approximately 28% and 30%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $2.9 billion and $3.0 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests it in the Company's short-term money market pool (See Note 13). The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2004 and 2003, the Company held cash collateral of $2.2 billion and $2.4 billion, respectively. The Company also had $382.7 million of investments held as collateral with a third party at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the consolidated balance sheet. No such collateral existed at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices. These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. The liability is classified as other liabilities in the consolidated balance sheets and fluctuates based upon the timing of the repayments. The balances were insignificant at December 31, 2004 and 2003.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:


        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        EQUITY SECURITIES:                                          GROSS UNREALIZED       GROSS UNREALIZED        FAIR
        ($ IN MILLIONS)                                  COST             GAINS                 LOSSES            VALUE
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2004
             Common stocks                                $153               $42                    $1              $194
             Non-redeemable preferred stocks               169                 6                     2               173
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $322               $48                    $3              $367
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
        DECEMBER 31, 2003
             Common stocks                                $109               $27                    $2              $134
             Non-redeemable preferred stocks               214                14                     -               228
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------
                 Total Equity Securities                  $323               $41                    $2              $362
        --------------------------------------------- ----------- ---------------------- ---------------------- -----------

Proceeds from sales of equity securities were $78 million, $124 million and $212 million in 2004, 2003 and 2002, respectively. Gross gains of $29 million, $23 million and $8 million and gross losses of $10 million, $2 million and $4 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $5 million, $11 million and $19 million in 2004, 2003 and 2002, respectively, were realized due to other-than-temporary losses in value.

OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer;

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

o Identification and evaluation of investments that have possible indications of impairment;

o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of the length of time the investment has been in an unrealized loss position;

o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

o Documentation of the results of these analyses, as required under business policies.

The table below shows the fair value of investments in fixed maturities and equity securities that are available for sale and have been in an unrealized loss position at December 31, 2004:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                         Less Than One Year         One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                              $955             $7          $82            $2      $1,037           $9
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities        66              -           11             -          77            -
Obligations of states, municipalities and political
     subdivisions                                              4              -           11             1          15            1
Debt securities issued by foreign governments                 24              1            2             -          26            1
All other corporate bonds                                  3,494             32          269             8       3,763           40
Other debt securities                                      1,072             10          199             4       1,271           14
Redeemable preferred stock                                    15              -            7             1          22            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,630            $50         $581           $16      $6,211          $66
Equity securities                                            $39             $2          $14            $1         $53           $3
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2004, the cost of approximately 825 investments in fixed maturity and equity securities exceeded their fair value by $69 million. Of the $69 million, $50 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 93% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $16 million and 89% of these investments are rated investment grade. The gross unrealized loss on equity securities was $3 million at December 31, 2004.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The table below shows the fair value of investments in fixed maturities and equity securities in an unrealized loss position at December 31, 2003:


                                                                    Gross Unrealized Losses
                                                        ---------------------------------------------------
                                                           Less Than One Year       One Year or Longer               Total
                                                        ------------------------ -------------------------- ------------------------
                                                                          Gross                      Gross                    Gross
                                                            Fair     Unrealized         Fair    Unrealized        Fair   Unrealized
($ IN MILLIONS)                                            Value         Losses        Value        Losses       Value       Losses
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMOs and pass-through
    securities                                            $1,182            $18          $17            $-      $1,199          $18
U.S. Treasury securities and obligations of U.S.
    Government and government agencies and authorities     1,180             12            -             -       1,180           12
Obligations of states, municipalities and political
     subdivisions                                             45              2            -             -          45            2
Debt securities issued by foreign governments                 55              1            -             -          55            1
All other corporate bonds                                  1,793             39          503            25       2,296           64
Other debt securities                                        755             18           89             3         844           22
Redeemable preferred stock                                    12              1           11             1          23            1
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------
Total fixed maturities                                    $5,022            $91         $620           $29      $5,642         $120
Equity securities                                            $25             $1           $5            $1         $30           $2
------------------------------------------------------- --------- -------------- ------------ ------------- ----------- ------------

At December 31, 2003, the cost of approximately 670 investments in fixed maturity and equity securities exceeded their fair value by $122 million. Of the $122 million, $91 million represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and of these 78% are rated investment grade. Fixed maturity investments that have been in a gross unrealized loss position for a year or more total $29 million and 38% of these investments are rated investment grade. The gross unrealized loss on equity securities was $2 million at December 31, 2003.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

The aging of gross unrealized losses on fixed maturity investments is as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2004                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,435               $31                 $1              $-
     Greater than six months to nine months                   1,029                14                  -               -
     Greater than nine months to twelve months                  215                 5                  -               -
     Greater than twelve months                                 597                16                  -               -
                                                           --------             -----               ----             ---
         Total                                               $6,276               $66                 $1              $-
                                                           ========             =====               ====             ===


-------------------------------------------------------------------------------------------------------------------------------
                                                                                                 TOTAL FIXED MATURITIES
                                                                                                  WITH UNREALIZED LOSS
                                                              TOTAL FIXED MATURITIES              TOTALING 20% OR MORE
------------------------------------------------------- ------------------------------------ ----------------------------------
DECEMBER 31, 2003                                         AMORTIZED         UNREALIZED          AMORTIZED         UNREALIZED
($ IN MILLIONS)                                              COST              LOSS               COST               LOSS
------------------------------------------------------- ----------------- ------------------ --------------- ------------------
     Six months or less                                      $4,356               $68                $24              $7
     Greater than six months to nine months                     558                17                  -               -
     Greater than nine months to twelve months                  199                 6                  2               -
     Greater than twelve months                                 650                29                  3               1
                                                           --------             -----               ----             ---
         Total                                               $5,763              $120                $29              $8
                                                           ========             =====               ====             ===


Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $345.0 million and $1,058.4 million at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

MORTGAGE LOANS

At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

        ---------------------------------- ---------------- ---------------
        ($ IN MILLIONS)                              2004            2003
        ---------------------------------- ---------------- ---------------
        Current Mortgage Loans                     $2,070          $1,841
        Underperforming Mortgage Loans                 54              45
        ---------------------------------- ---------------- ---------------
             Total Mortgage Loans                  $2,124          $1,886
        ---------------------------------- ---------------- ---------------

Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

Aggregate annual maturities on mortgage loans at December 31, 2004 are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

        ------------------------------------------------------ ----------------
        YEAR ENDING DECEMBER 31,
        ($ IN MILLIONS)
        ------------------------------------------------------ ----------------
        2005                                                        $122
        2006                                                         308
        2007                                                         249
        2008                                                          93
        2009                                                         252
        Thereafter                                                 1,100
        ------------------------------------------------------ ----------------
             Total                                                $2,124
        ====================================================== ================

TRADING SECURITIES

Trading securities of the Company are held primarily in Tribeca Citigroup Investments Ltd. The assets and liabilities are valued at fair value as follows:

                                     Fair value as of         Fair value as of
($ IN MILLIONS)                      December 31, 2004       December 31, 2003
----------------                     -----------------       -----------------
ASSETS
    Trading securities
       Convertible bond arbitrage         $1,110                  $1,447
       Other                                 250                     260
                                          ------                  ------
                                          $1,360                  $1,707
                                          ======                  ======

LIABILITIES
    Trading securities sold not
       yet purchased
       Convertible bond arbitrage           $460                    $629
       Other                                  13                       8
                                            ----                    ----
                                            $473                    $637
                                            ====                    ====

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. See Note 11.

OTHER INVESTED ASSETS

Other invested assets are composed of the following:

     ----------------------------------------------- ----------- --------------
     ($ IN MILLIONS)                                      2004           2003
     ----------------------------------------------- ----------- --------------
     Investment in Citigroup Preferred Stock            $3,212         $3,212
     Private equity and arbitrage investments            1,235          1,315
     Real estate joint ventures                            230            327
     Derivatives                                           192            182
     Real estate - Investment                               28             33
     Real estate - Foreclosed                                9             63
     Other                                                  99             56
     ----------------------------------------------- ----------- --------------
     Total                                              $5,005         $5,188
     ----------------------------------------------- ----------- --------------

CONCENTRATIONS

At December 31, 2004 and 2003, the Company had an investment in Citigroup Preferred Stock of $3.2 billion. See Note 13.

The Company both maintains and participates in a short-term investment pool for its insurance affiliates. See Note 13.

The Company had concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, in the following industries:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     Finance                                            $6,917         $5,056
     Banking                                             3,474          2,830
     Electric Utilities                                  3,258          3,552
     -------------------------------------------- -------------- --------------

The Company held investments in foreign banks in the amount of $1,321 million and $1,018 million at December 31, 2004 and 2003, respectively, which are included in the table above.

The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the categories of the preceding table include $918 million and $1,118 million in Electric Utilities at December 31, 2004 and 2003, respectively. Below investment grade assets in Finance and Banking were insignificant at December 31, 2004 and 2003. Total below investment grade assets were $5.4 billion and $5.2 billion at December 31, 2004 and 2003, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

     -------------------------------------------- -------------- --------------
     ($ IN MILLIONS)                                      2004           2003
     -------------------------------------------- -------------- --------------
     STATE
     California                                           $788           $732

     PROPERTY TYPE
     Agricultural                                       $1,177         $1,025
     -------------------------------------------- -------------- --------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

NON-INCOME PRODUCING INVESTMENTS

Investments included in the consolidated balance sheets that were non-income producing amounted to $105.3 million and $104.4 million at December 31, 2004 and 2003, respectively.

RESTRUCTURED INVESTMENTS

The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2004 and 2003. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2004, 2003 and 2002. Interest on these assets, included in net investment income, was also insignificant in 2004, 2003 and 2002.

NET INVESTMENT INCOME

----------------------------------- -------------- -------------- --------------
FOR THE YEAR ENDED DECEMBER 31,             2004           2003           2002
($ IN MILLIONS)
----------------------------------- -------------- -------------- --------------
GROSS INVESTMENT INCOME
     Fixed maturities                     $2,615         $2,465         $2,359
     Mortgage loans                          184            158            167
     Trading                                  41            222              9
     Other invested assets                   303             58            203
     Citigroup Preferred Stock               203            203            178
     Other, including policy loans           108             82            104
----------------------------------- -------------- -------------- --------------
Total gross investment income              3,454          3,188          3,020
----------------------------------- -------------- -------------- --------------
Investment expenses                          106            130             84
----------------------------------- -------------- -------------- --------------
Net Investment Income                     $3,348         $3,058         $2,936
----------------------------------- -------------- -------------- --------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

-------------------------------------- ------------ ------------ -----------
FOR THE YEAR ENDED DECEMBER 31,              2004         2003        2002
($ IN MILLIONS)
-------------------------------------- ------------ ------------ -----------
REALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                       $(17)        $(28)      $(207)
     Equity securities                        19           10         (15)
     Mortgage loans                            1          (14)          -
     Real estate held for sale                (4)           1           8
     Other invested assets                     5           49         (19)
     Derivatives:
         Guaranteed minimum withdrawal
            benefit derivatives, net          30            -           -
         Other derivatives                   (14)          19         (87)
      Other                                   (4)           -          (2)
-------------------------------------- ------------ ------------ -----------
          Total realized investment
            gains (losses)                   $16          $37       $(322)
-------------------------------------- ------------ ------------ -----------

Changes in net unrealized investment gains (losses) that are reported in accumulated other changes in equity from nonowner sources were as follows:

------------------------------------------ ----------- ----------- ----------
FOR THE YEAR ENDED DECEMBER 31,                2004        2003         2002
($ IN MILLIONS)
------------------------------------------ ----------- ----------- ----------
UNREALIZED INVESTMENT GAINS (LOSSES)
     Fixed maturities                          $197      $1,198         $664
     Equity securities                            6          35            3
     Other                                       12           6           31
------------------------------------------ ----------- ----------- ----------
         Total unrealized investment gains      215       1,239          698
------------------------------------------ ----------- ----------- ----------
     Related taxes                               77         421          243
------------------------------------------ ----------- ----------- ----------
     Change in unrealized investment gains      138         818          455
     Balance beginning of year                1,444         626          171
------------------------------------------ ----------- ----------- ----------
         Balance end of year                 $1,582      $1,444         $626
------------------------------------------ ----------- ----------- ----------

VARIABLE INTEREST ENTITIES

The following table represents the carrying amounts and classification of consolidated assets that are collateral for VIE obligations. The assets in this table represent two investment vehicles that the Company was involved with prior to February 1, 2003. These two VIEs are a collateralized debt obligation and a real estate joint venture:

            $ IN MILLIONS            DECEMBER 31, 2004      DECEMBER 31, 2003
--------------------------------------------------------------------------------
            Investments                      $386                 $ 400
                Cash                            9                    11
               Other                            2                     4
                                            -----                 -----
 Total assets of consolidated VIEs           $397                  $415
--------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The debt holders of these VIEs have no recourse to the Company. The Company's maximum exposure to loss is limited to its investment of approximately $8 million. The Company regularly becomes involved with VIEs through its investment activities. This involvement is generally restricted to small passive debt and equity investments.

4.   REINSURANCE

Reinsurance is used in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. Reinsurance involves credit risk and the Company monitors the financial condition of these reinsurers on an ongoing basis. The Company remains primarily liable as the direct insurer on all risks reinsured.

For TLA, since 1997 the majority of universal life business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning June 1, 2002, COLI business has been reinsured under a 90%/10% quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25.0 million for term insurance. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $397.4 billion and $356.3 billion at December 31, 2004 and 2003, respectively.

For Primerica Life, business sold prior to 1991 was reinsured under a coinsurance arrangement with approximately 50% of the face amount being ceded. For business sold from 1991 through June 1994, only amounts over the company retention of $1.0 million were reinsured through an excess loss YRT treaty. In June 1994, Primerica Life began reinsuring almost all business under a 1st dollar quota share YRT treaty with 80% being ceded. Beginning with business sold in January 1997, the amount ceded was increased from 80% to 90%.

Business sold in Canada is not included in the U.S. YRT quota share treaties. In Canada, the business sold from April 2000 through December 2003, was reinsured under a separate 1st dollar quota share YRT arrangement, with the ceding amount ranging from 70% to 90%. Beginning with business sold in January 2004, Canada began reinsuring only amounts above their company retention of $500,000.

Primerica has also entered into several reinsurance assumed treaties with Reinsurance Group of America, Inc. The reinsurance assumed treaties generated a $79 million pre-tax loss in 2001 and a $95 million pre-tax loss in 2002. The pre-tax impact from these reinsurance assumed treaties has been minor for 2003 and 2004.

During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, the Company's parent. See Note 13.

                  TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective July 1, 2000 the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. Written premiums ceded per these arrangements were $224.2 million, $226.8 million and $231.8 million in 2004, 2003 and 2002, respectively, and earned premiums ceded were $224.3 million, $226.7 million and $233.8 million in 2004, 2003 and 2002, respectively.

On January 3, 1995, the Company sold its group life business to The Metropolitan Life Insurance Company (MetLife) under the form of an indemnity insurance arrangement. Premiums written and earned in 2004, 2003 and 2002 were insignificant.

Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $26.7 billion, of which $12.0 billion, or 45%, was reinsured, and $23.5 billion, of which $12.9 billion, or 55%, was reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $1.1 billion, of which $.9 billion, or 84%, is reinsured and $1.7 billion, of which $1.4 billion, or 81%, is reinsured at December 31, 2004 and 2003, respectively.

TIC writes workers' compensation business. This business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of St. Paul Travelers. See Note 14.

A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

                                        FOR THE YEARS ENDING DECEMBER 31,
WRITTEN PREMIUMS                          2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,908          $2,979         $2,610
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (4)              2            (83)
     Other companies                      (684)           (638)          (614)
------------------------------------ ------------ -------------- --------------
Total Net Written Premiums              $2,221          $2,344         $1,913
==================================== ============ ============== ==============
EARNED PREMIUMS                           2004            2003           2002
------------------------------------ ------------ -------------- --------------
Direct                                  $2,916          $3,001         $2,652
Assumed                                      1               1              -
Ceded to:
     The Travelers Indemnity Company        (1)            (21)          (109)
     Other companies                      (690)           (654)          (619)
------------------------------------ ------------ -------------- --------------
Total Net Earned Premiums               $2,226          $2,327         $1,924
==================================== ============ ============== ==============

The Travelers Indemnity Company was an affiliate for part of 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

Reinsurance recoverables at December 31, 2004 and 2003 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

REINSURANCE RECOVERABLES                            2004           2003
------------------------------------------- -------------- --------------
Life and accident and health business             $3,178         $2,885
Property-casualty business:
     The Travelers Indemnity Company               1,489          1,585
------------------------------------------- -------------- --------------
Total Reinsurance Recoverables                    $4,667         $4,470
=========================================== ============== ==============

Reinsurance recoverables for the life and accident and health business include $1,876 million and $1,617 million at December 31, 2004 and 2003, respectively, from General Electric Capital Assurance Company. Assets collateralizing these receivables in the amount of $1,894 million and $1,632 million at December 31, 2004 and 2003, respectively, were held in trust for the purpose of paying Company claims.

Reinsurance recoverables also include $409 million and $435 million at December 31, 2004 and 2003, respectively, from MetLife.

5.   INTANGIBLE ASSETS

The Company's intangible assets are DAC, goodwill and the value of insurance in force. DAC and the value of insurance in force are amortizable.

     DAC

                                       Deferred & Payout                          Traditional Life &
     ($ IN MILLIONS)                       Annuities            UL & COLI               Other              Total
     -------------------------------- -------------------- --------------------- --------------------- ---------------
     Balance January 1, 2003                  $1,353              $  578                 $2,005             $3,936

     Deferred expenses & other                   340                 221                    399                960
     Amortization expense                       (212)                (33)                  (256)              (501)
                                      -------------------- --------------------- --------------------- ---------------

     Balance December 31, 2003                 1,481                 766                  2,148              4,395

     Deferred expenses & other                   448                 342                    413              1,203
     Amortization expense                       (273)                (51)                  (269)              (593)
     Underlying lapse and interest
         rate adjustment                         (17)                  -                      -                (17)
     Pattern of estimated gross
         profit adjustment                         -                 (39)                     -                (39)
                                      -------------------- --------------------- --------------------- ---------------
     Balance December 31, 2004                $1,639              $1,018                 $2,292             $4,949
     -------------------------------- -------------------- --------------------- --------------------- ---------------

VALUE OF INSURANCE IN FORCE

The value of insurance in force totaled $97 million and $112 million at December 31, 2004 and 2003, respectively, and is included in other assets. Amortization expense on the value of insurance in force was $14 million, $18 million and $25 million for the year ended December 31, 2004, 2003 and 2002, respectively. Amortization expense related to the value of insurance in force is estimated to be $16 million in 2005, $15 million in 2006, $13 million in 2007, $9 million in 2008 and $7 million in 2009.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

6.   DEPOSIT FUNDS AND RESERVES

At December 31, 2004 and December 31, 2003, the Company had $48.2 billion and $43.5 billion of life and annuity deposit funds and reserves, respectively, as follows:

($ IN MILLIONS)                         December 31, 2004   December 31, 2003
Subject to discretionary withdrawal:
    With fair value adjustments              $ 7,541             $ 6,974
    Subject to surrender charges               4,852               6,057
    Surrenderable without charge               8,105               5,756
                                             -------             -------
    Total                                    $20,498             $18,787

Not subject to discretionary withdrawal:     $27,730             $24,693
                                             -------             -------
    Total                                    $48,228             $43,480
                                             =======             =======

Average surrender charges included in the subject to surrender charge category above are 6.5% and 5.0%, respectively. In addition, during the payout phase, these funds are credited at significantly reduced interest rates. There are $519 million and $550 million of life insurance reserves included in surrenderable without charge at December 31, 2004 and December 31, 2003, respectively. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

Included in contractholder funds and in the preceding paragraph are GICs totaling $14.2 billion. These GICs have a weighted average interest rate of 4.23% and scheduled maturities are as follows:

($ IN MILLIONS)         FIXED GIC        VARIABLE GIC            TOTAL
                      -------------- ------------------- ----------------------
2005                     $ 1,237            $4,006             $ 5,243
2006                       1,862                 -               1,862
2007                       1,561                 -               1,561
2008                       1,343                 -               1,343
2009                       1,393                 -               1,393
2010 and thereafter        2,835                 -               2,835
                         -------            ------             -------
          Total          $10,231            $4,006             $14,237
                         =======            ======             =======

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

7.   FEDERAL INCOME TAXES

EFFECTIVE TAX RATE

 ($ IN MILLIONS)
------------------------------------ -------------- -------------- -------------
FOR THE YEAR ENDED DECEMBER 31,          2004           2003          2002
------------------------------------ -------------- -------------- -------------
Income before federal income taxes       $2,083        $1,829        $1,503
Statutory tax rate                           35%           35%           35%
------------------------------------ -------------- -------------- -------------
Expected federal income taxes               729           640           526
Tax effect of:
     Non-taxable investment income          (93)          (91)          (62)
     Tax reserve release                    (23)          (79)          (43)
     Other, net                             (11)            1             -
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============
Effective tax rate                           29%           26%           28%
------------------------------------ -------------- -------------- -------------
COMPOSITION OF FEDERAL INCOME TAXES
Current:
     United States                         $530          $330          $217
     Foreign                                 33            30            19
------------------------------------ -------------- -------------- -------------
     Total                                  563           360           236
------------------------------------ -------------- -------------- -------------
Deferred:
     United States                           40           108           182
     Foreign                                 (1)            3             3
------------------------------------ -------------- -------------- -------------
     Total                                   39           111           185
------------------------------------ -------------- -------------- -------------
Federal income taxes                       $602          $471          $421
==================================== ============== ============== =============

Additional tax benefits (expense) attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2004, 2003 and 2002 were $3 million, $3 million and $(17) million, respectively.

The net deferred tax liability at December 31, 2004 and 2003 was comprised of the tax effects of temporary differences related to the following assets and liabilities:

--------------------------------------------- ----------------- ---------------
($ IN MILLIONS)                                          2004          2003
--------------------------------------------- ----------------- ---------------
Deferred Tax Assets:
     Benefit, reinsurance and other reserves             $629           $574
     Operating lease reserves                              47             52
     Employee benefits                                    195            201
     Other                                                232            392
--------------------------------------------- ----------------- ---------------
           Total                                        1,103          1,219
--------------------------------------------- ----------------- ---------------
Deferred Tax Liabilities:
     Deferred acquisition costs and
       value of insurance in force                     (1,365)        (1,225)
     Investments, net                                  (1,809)        (1,795)
     Other                                               (149)          (229)
--------------------------------------------- ----------------- ---------------
            Total                                      (3,323)        (3,249)
--------------------------------------------- ----------------- ---------------
Net Deferred Tax Liability                            $(2,220)       $(2,030)
--------------------------------------------- ----------------- ---------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company and its subsidiaries file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement.

TIC had $325 million and $52 million payable to Citigroup at December 31, 2004 and 2003, respectively, related to the Agreement.

At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. At current rates the maximum amount of such tax would be approximately $326 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

8.   SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $842 million, $1,104 million and $256 million for the years ended December 31, 2004, 2003 and 2002, respectively. The Company's statutory capital and surplus was $7.9 billion and $7.6 billion at December 31, 2004 and 2003, respectively.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $908 million is available by the end of the year 2005 for such dividends without prior approval of the State of Connecticut Insurance Department, depending upon the amount and timing of the payments. TIC has requested approval to effect certain of the distributions described in Note 17 as an extraordinary dividend. See Note 17. In accordance with the Connecticut statute, TLAC may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department. Primerica may pay up to $263 million to TIC in 2005 without prior approval of the Commonwealth of Massachusetts Insurance Department. The Company paid dividends of $773 million, $545 million and $586 million in 2004, 2003 and 2002, respectively.

The Company's 2004 dividends were paid in the following amounts: $467.5 million on March 30; $152.5 million on June 30; and $152.5 million on September 30. Due to the timing of the payments, these dividends were considered extraordinary.

In addition to the aforementioned quarterly dividends, the Company also made a dividend consisting of all the issued and outstanding shares of TLARC on December 15, 2004. TLARC was valued at $250,000 and was considered to be an ordinary dividend. See Notes 4 and 13 for further discussion of TLARC.

In December 2004, the Company requested and received prior approval from the State of Connecticut Insurance Department to pay an extraordinary dividend on January 3, 2005. Under Connecticut law, the ordinary dividend limitation amount is based upon the cumulative total of all dividend payments made within

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

the preceding twelve months. The Company's proposed dividend payment of $302.5 million payable on January 3, 2005 exceeded the ordinary dividend limitation by approximately $167 million, based on the 2005 dividend limit of $908 million. The State of Connecticut Insurance Department approved the request on December 19, 2004. TIC paid the dividend to its parent on January 3, 2005.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:


                                                  NET UNREALIZED                                             ACCUMULATED OTHER
                                                     GAIN/LOSS      FOREIGN CURRENCY        DERIVATIVE       CHANGES IN EQUITY
($ IN MILLIONS)                                    ON INVESTMENT       TRANSLATION        INSTRUMENTS AND      FROM NONOWNER
                                                    SECURITIES         ADJUSTMENTS      HEDGING ACTIVITIES        SOURCES
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, JANUARY 1, 2002                                $186                $(3)              $(109)                 $74
Unrealized gains on investment securities,
   net of tax of $167                                    308                  -                  -                   308
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(78)           144                  -                  -                   144
Foreign currency translation adjustment, net
   Of tax of $2                                           -                   3                  -                     3
Less: Derivative instrument hedging activity
   losses, net of tax of $(42)                            -                   -                 (75)                 (75)
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            452                  3                 (75)                 380
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2002                               638                  -                (184)                 454
Unrealized gains on investment securities,
   net of tax of $414                                    805                  -                   -                  805
Add: Reclassification adjustment for losses
   included in net income, net of tax of $(6)             12                  -                   -                   12
Foreign currency translation adjustment, net
  of tax of $3                                             -                  4                   -                    4
Add: Derivative instrument hedging activity
   gains, net of tax of $46                                -                  -                  85                   85
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            817                  4                  85                  906
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2003                             1,455                  4                 (99)               1,360
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
Unrealized gains on investment securities,
   net of tax of $58                                    139                   -                   -                  139
Less: Reclassification adjustment for gains
   included in net income, net of tax of $1              (1)                  -                   -                   (1)
Foreign currency translation adjustment, net
   Of tax of $0                                           -                   1                   -                    1
Add: Derivative instrument hedging activity
   gains, net of tax of $53                                -                  -                  98                   98
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
PERIOD CHANGE                                            138                  1                  98                  237
------------------------------------------------- ---------------- -------------------- -------------------- -------------------
BALANCE, DECEMBER 31, 2004                            $1,593                 $5                $ (1)              $1,597
------------------------------------------------- ---------------- -------------------- -------------------- -------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

9.   BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. The Company's share of the expense related to this plan was insignificant in 2004, 2003 and 2002.

The Company also participates in a non-qualified, noncontributory defined benefit pension plan sponsored by Citigroup. During 2002, the Company assumed Travelers Property Casualty Corporation's (TPC) share of the non-qualified pension plan related to inactive employees of the former Travelers Insurance entities as part of the TPC spin-off. See Note 14. The Company's share of net expense for this plan was insignificant for 2004, 2003 and 2002.

In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by Citigroup. The Company assumed TPC's share of the postretirement benefits related to inactive employees of the former Travelers Insurance entities during 2002 as part of the TPC spin-off. The Company's share of net expense for the other postretirement benefit plans was $28 million in both 2004 and 2003 and $18 million in 2002.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See
Note 13.

10.  LEASES

Most leasing functions for the Company are administered by a Citigroup subsidiary. Net rent expense for the Company was $22 million, $21 million, and $24 million in 2004, 2003 and 2002, respectively.

-------------------------- ----------------------- ---------------------
YEAR ENDING DECEMBER 31,      MINIMUM OPERATING       MINIMUM CAPITAL
($ IN MILLIONS)                RENTAL PAYMENTS        RENTAL PAYMENTS
-------------------------- ----------------------- ---------------------
2005                                $ 51                    $ 5
2006                                  58                      5
2007                                  58                      6
2008                                  56                      6
2009                                  48                      6
Thereafter                            31                     12
-------------------------- ----------------------- ---------------------
Total Rental Payments               $302                    $40
========================== ======================= =====================

Future sublease rental income of approximately $54 million will partially offset these commitments. Also, the Company will be reimbursed for 50%, totaling $120 million through 2011, of the rental expense for a particular lease by an affiliate.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, interest rate caps, options and forward contracts, as a means of hedging exposure to interest rate changes, equity price changes, credit and foreign currency risk. The Company also uses derivative financial instruments to enhance portfolio income and replicate cash market investments. The Company, through Tribeca Citigroup Investments Ltd., holds and issues derivative instruments in conjunction with these investment strategies designed to enhance portfolio returns.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. In addition, the Company enters into interest rate futures contracts in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

Currency option contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts that give it the right, but not the obligation, to sell the foreign currency within a limited time at a contracted price that may also be settled in cash, based on differentials in the foreign exchange rate. These contracts cannot be settled prior to maturity.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. In addition, the Company enters into interest rate swaps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company also enters into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with a corresponding liability originated in a foreign currency. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon prevailing foreign exchange rates. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company enters into interest rate caps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. In addition, the Company enters into interest rate caps in connection with macro hedges intended to reduce interest rate risk by adjusting portfolio duration. Under interest rate caps, the Company pays a premium and is entitled to receive cash payments equal to the excess of the market interest rates over the strike prices multiplied by the notional principal amount. Interest rate cap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's Canadian operations as well as direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company enters into credit default swaps in conjunction with a fixed income investment to reproduce the investment characteristics of a different investment. The Company will also enter credit default swaps to reduce exposure to certain corporate debt security investment exposures that it holds. Under credit default swaps, the Company agrees with other parties to receive or pay, at specified intervals, fixed or floating rate interest amounts calculated by reference to an agreed notional principal amount in exchange for the credit default risk of a specified bond. Swap agreements are not exchange traded so they are subject to the risk of default by the counterparty.

Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

The Company monitors the creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, credit limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004, the Company held collateral under these contracts amounting to approximately $813.0 million.

The table below provides a summary of the notional and fair value of derivatives by type:


($ IN MILLIONS)                                       DECEMBER 31, 2004                      DECEMBER 31, 2003
                                                                 FAIR VALUE                           FAIR VALUE
                                                          -------------------------             ------------------------
                                             Notional                               Notional
DERIVATIVE TYPE                               Amount        Assets    Liabilities     Amount     Assets    Liabilities
                                           -------------- ----------- ------------- ----------- ---------- -------------
Interest rate, equity and currency
   swaps                                        $8,926.0      $910.4        $158.7    $7,422.3     $685.7        $178.9
Financial futures                                1,421.0            -            -       790.2          -             -
Interest rate and equity options                 1,354.8       189.1             -       754.4      182.1             -
Currency forwards                                  510.1           -           8.9       352.4        0.3           7.3
Credit derivatives                                 427.4         4.1           3.4       209.5        5.2           0.6
Interest rate caps                                 117.5         3.1             -           -          -             -
                                           -------------- ----------- ------------- ----------- ---------- -------------
          TOTAL                                $12,756.8    $1,106.7        $171.0    $9,528.8     $873.3        $186.8
                                           -------------- ----------- ------------- ----------- ---------- -------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:


                                                 Year Ended               Year Ended
  In millions of dollars                      December 31, 2004       December 31, 2003
  ---------------------------------------- ------------------------ -----------------------
  Hedge ineffectiveness recognized
      related to fair value hedges               $(33.2)                      $(23.2)

  Hedge ineffectiveness recognized
      related to cash flow hedges                   6.1                         (3.4)

  Net loss recorded in accumulated
      other changes in equity from
      nonowner sources related to
      net investment hedges                        (0.6)                       (33.6)

  Net loss from economic
      hedges recognized in earnings               (20.1)                        (1.6)


During the years ended December 31, 2004 and 2003 there were no discontinued forecasted transactions. The amount expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is $(76.1) million.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The off-balance sheet risk of fixed and variable rate loan commitments was $375.5 million and $253.5 million at December 31, 2004 and 2003, respectively. The Company had unfunded commitments of $1,075.8 million and $527.8 million to these partnerships at December 31, 2004 and 2003, respectively.

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

At December 31, 2004 and 2003, investments in fixed maturities had a carrying value and a fair value of $47.7 billion and $42.3 billion, respectively. See Notes 1 and 3.

At December 31, 2004, mortgage loans had a carrying value of $2.1 billion and a fair value of $2.2 billion and at year-end 2003 had a carrying value of $1.9 billion and a fair value of $2.0 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

Included in other invested assets are 2,225 shares of Citigroup Cumulative Preferred Stock Series YYY, carried at cost of $2,225 million at December 31, 2004 and 2003, acquired as a contribution from TPC. This Series YYY Preferred Stock pays cumulative dividends at 6.767%, has a liquidation value of $1 million per

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

share and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after February 27, 2022. Dividends totaling $150 million were received in both 2004 and 2003 and $125 million was received in 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

Included in other invested assets are 987 shares of Citigroup Cumulative Preferred Stock Series YY, carried at cost of $987 million at December 31, 2004 and 2003. This Series YY Preferred Stock pays cumulative dividends at 5.321%, has a liquidation value of $1 million per share, and has perpetual duration, is not subject to a sinking fund or mandatory redemption but may be optionally redeemed by Citigroup at any time on or after December 22, 2018. Dividends totaling $53 million were received during each of 2004, 2003 and 2002. There is no established market for this investment and it is not practicable to estimate the fair value of the preferred stock.

At December 31, 2004, contractholder funds with defined maturities had a carrying value of $15.2 billion and a fair value of $15.6 billion, compared with a carrying value and a fair value of $13.5 billion and $13.7 billion at December 31, 2003. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $14.4 billion and a fair value of $14.1 billion at December 31, 2004, compared with a carrying value of $13.1 billion and a fair value of $12.8 billion at December 31, 2003. These contracts generally are valued at surrender value.

The carrying values of $567 million and $698 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying value of $3.0 billion and $2.5 billion of financial instruments classified as other liabilities at December 31, 2004 and 2003 also approximated their fair values at both December 31, 2004 and 2003. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

Both the assets and liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $350 million at December 31, 2003. This separate account was fully consolidated in 2004 per the adoption of SOP 03-1. See Note 1.

The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

12.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

OTHER

The Company is a member of the Federal Home Loan Bank of Boston (the Bank), and in this capacity has entered into a funding agreement (the agreement) with the Bank where a blanket lien has been granted to collateralize the Bank's deposits. The Company maintains control of these assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. The agreement further states that upon any event of default, the Bank's recovery is limited to the amount of the member's outstanding funding agreement. The amount of the Company's liability for funding agreements with the Bank as of December 31, 2004 is $1.1 billion, included in contractholder funds. The Company holds $60.3 million of common stock of the Bank, included in equity securities.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company has provided a guarantee on behalf of Citicorp International Life Insurance Company, Ltd. (CILIC), an affiliate. The Company has guaranteed to pay claims up to $1 billion of life insurance coverage for CILIC. This guarantee takes effect if CILIC cannot pay claims because of insolvency, liquidation or rehabilitation. Life insurance coverage in force under this guarantee at December 31, 2004 is $466 million. The Company does not hold any collateral related to this guarantee.

13.  RELATED PARTY TRANSACTIONS

Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004. The Company paid Citigroup and its subsidiaries $41.0 million, $55.3 million and $56.9 million in 2004, 2003 and 2002, respectively, for these services. The amounts due to affiliates related to these services, included in other liabilities at December 31, 2004 and 2003, were insignificant.

The Company has received reimbursements from Citigroup and its affiliates related to the Company's increased benefit and lease expenses after the TPC spin-off. See Note 14. These reimbursements totaled $27.4 million, $34.3 million and $15.5 million in 2004, 2003 and 2002, respectively.

The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $3.3 billion at both December 31, 2004 and 2003, and is included in short-term securities in the consolidated balance sheets.

At December 31, 2004 and 2003, the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets, Inc. (CGMI), of $361.5 million and $238.5 million, respectively.

Included in other invested assets is a $3.2 billion investment in Citigroup Preferred Stock at December 31, 2004 and 2003, carried at cost. Dividends received on these investments were $203 million in both 2004 and 2003 and $178 million in 2002. See Notes 11 and 17.

The Company had investments in an affiliated joint venture, Tishman Speyer, in the amount of $92.9 million and $166.3 million at December 31, 2004 and 2003, respectively. Income of $54.2 million, $18.6 million and $99.7 million was earned on these investments in 2004, 2003 and 2002, respectively.

The Company also had an investment in Greenwich Street Capital Partners I, an affiliated private equity investment, in the amount of $45.3 million and $48.3 million at December 31, 2004 and 2003, respectively. Income of $4.5 million, $33.9 million and $0 were earned on this investment in 2004, 2003 and 2002, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers, including SB. These transactions are conducted on an arm's-length basis. Amounts due to SB were $363.7 million and $134.4 million at December 31, 2004 and 2003, respectively.

The Company markets deferred annuity products and life insurance through its affiliate, Smith Barney (SB), a division of CGMI. Annuity deposits related to these products were $877 million, $835 million, and $1.0 billion in 2004, 2003 and 2002, respectively. Life

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

premiums were $137.5 million, $114.9 million and $109.7 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $71.9 million, $70.3 million and $77.0 million in 2004, 2003 and 2002, respectively.

The Company also markets individual annuity and life insurance through CitiStreet Retirement Services, a division of CitiStreet LLC, (CitiStreet), a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet were $1.5 billion, $1.4 billion and $1.6 billion in 2004, 2003 and 2002, respectively. Commissions and fees paid to CitiStreet were $45.9 million, $52.9 million and $54.0 million in 2004, 2003 and 2002, respectively.

The Company markets individual annuity products through an affiliate Citibank, N.A. (together with its subsidiaries, Citibank). Deposits received from Citibank were $525 million, $357 million and $321 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $44.3 million, $29.8 million and $24.0 million in 2004, 2003 and 2002, respectively.

Primerica Financial Services, Inc. (PFS), an affiliate, is a distributor of products for TLA. PFS or its affiliates sold $983 million, $714 million and $787 million of individual annuities in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $75.4 million, $58.1 million and $60.4 million in 2004, 2003 and 2002, respectively.

Primerica Life has entered into a General Agency Agreement with PFS that provides that PFS will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay PFS marketing fees of no less than $10 million per year based upon U.S. gross direct premiums received by Primerica Life. The fees paid by Primerica Life were $15 million in 2004 and $12.5 million in each of 2003 and 2002.

During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $1,071 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $1,054 million in 2004. The net amount paid was $17 million and reported as a reduction of other income. See Note 4.

TIC has made a solvency guarantee for an affiliate, CILIC. See Note 12.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also participates in the Citigroup Capital Accumulation Program. Participating officers and other employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restricted period by the participant, who is required to render service to the Company during the restricted period. The Company's charge to income for this program was insignificant in 2004, 2003 and 2002.

Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant, is included in other assets in the consolidated balance sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2004, 2003 and 2002.

14.  TRAVELERS PROPERTY CASUALTY SPIN-OFF

On April 1, 2004 TPC merged with a subsidiary of The St. Paul Companies to form St. Paul Travelers.

On March 27, 2002, TPC, the Company's parent at December 31, 2001, completed its IPO. On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of a majority portion of its remaining interest in TPC. In 2002, prior to the IPO the following transactions occurred:

     o The common stock of the Company was distributed by TPC to CIHC so the Company would remain an indirect wholly owned subsidiary of Citigroup.

     o The Company sold its home office buildings in Hartford, Connecticut and a building housing TPC's information systems in Norcross, Georgia to TPC for $68 million.

     o TLA Holdings LLC, a non-insurance subsidiary valued at $142 million, was contributed to the Company by TPC.

     o The Company assumed pension, postretirement and post employment benefits payable to all inactive employees of the former Travelers Insurance entities and received $189 million of cash and other assets from TPC to offset these benefit liabilities. In March 2003, TPC paid the Company $22.6 million as a settlement for these benefit-related liabilities.

     o The Company received 2,225 shares of Citigroup's 6.767% Cumulative Preferred Stock, Series YYY, with a par value of $1.00 per share and a liquidation value of $1 million per share as a contribution from TPC.

In connection with the TPC IPO and distribution, the Company's additional paid-in capital increased $1,596 million during 2002 as follows:

     ($ IN MILLIONS)

     Citigroup Series YYY Preferred Stock                     $2,225
     TLA Holdings LLC                                            142
     Cash and other assets                                       189
     Pension, postretirement, and post-
           employment benefits payable                          (279)
     Deferred tax assets                                          98
     Deferred tax liabilities                                   (779)
                                                              --------
                                                              $1,596
                                                              ========

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

At December 31, 2001, TPC and its subsidiaries were affiliates of the Company and provided certain services to the Company. These services included data processing, facilities management, banking and financial functions, benefits administration and others. During 2002, the Company began phasing out these services. The Company paid TPC $4.9 million and $33.6 million in 2003 and 2002, respectively, for these services. In 2004, The Company did not receive these services.

The Company has a license from St. Paul Travelers to use the names "Travelers Life & Annuity," "The Travelers Insurance Company," "The Travelers Life and Annuity Company" and related names in connection with the Company's business.

15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

The following table reconciles net income to net cash provided by operating activities:


-------------------------------------------------- ------------ ------------ ------------
FOR THE YEAR ENDED DECEMBER 31,                       2004         2003         2002
($ IN MILLIONS)
-------------------------------------------------- ------------ ------------ ------------
Net Income                                           $1,481       $1,358       $1,082
    Adjustments to reconcile net income to net
    cash provided by operating activities:
       Realized (gains) losses                          (16)         (37)         322
       Deferred federal income taxes                     (9)          58          185
       Amortization of deferred policy
         acquisition costs                              649          501          393
       Additions to deferred policy acquisition
         costs                                       (1,203)        (960)        (879)
       Investment income                                106         (503)        (119)
       Premium balances                                  (8)           8           (7)
       Insurance reserves and accrued expenses          604          832          493
       Other                                            (79)        (443)        (402)
-------------------------------------------------- ------------ ------------ ------------
Net cash provided by operations                      $1,525         $814       $1,068
-------------------------------------------------- ------------ ------------ ------------


16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

In 2004, significant non-cash investing and financing activities include the minority interest reversal of joint ventures held by TPC in the amount of $(58) million. In 2003, these activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $53 million and the inclusion of the TPC minority interest in joint ventures in the amount of $63 million. In 2002, these activities include the contribution of $2,225 million of Citigroup YYY Preferred Stock and related deferred tax liability of $779 million; a $17 million COLI asset and $98 million deferred tax asset related to the transfer of $279 million of pension and postretirement benefits, transferred for $172 million cash; and the contribution of a non-insurance company, TLA Holdings, LLC, for $142 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

17.  SUBSEQUENT EVENT

On January 31, 2005, Citigroup announced that it had agreed to sell TIC, including TLAC and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed during this summer.

The Company's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company (Primerica
Life), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the Dispositions). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Insurance Company:

Under date of March 28, 2005, we reported on the consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2004 and 2003, and the related consolidated statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the consolidated financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004, variable interest entities in 2003, and for goodwill and intangible assets in 2002.

/s/KPMG LLP

Hartford, Connecticut
March 28, 2005

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

---------------------------------------------------------------------- -------------- -------------- ------------------------
TYPE OF INVESTMENT                                                                                       AMOUNT SHOWN IN
                                                                           COST           VALUE          BALANCE SHEET(1)
---------------------------------------------------------------------- -------------- -------------- ------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
           authorities                                                      $6,582         $6,840              $6,840
         States, municipalities and political subdivisions                     364            404                 404
         Foreign governments                                                   847            927                 927
         Public utilities                                                    2,516          2,710               2,710
         Convertible bonds and bonds with warrants attached                    228            245                 245
         All other corporate bonds                                          34,601         36,373              36,373
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Bonds                                                   45,138         47,499              47,499
     Redeemable preferred stocks                                               176            216                 216
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Fixed Maturities                                             45,314         47,715              47,715
---------------------------------------------------------------------- -------------- -------------- ------------------------
Equity Securities:
     Common Stocks:
         Banks, trust and insurance companies                                   13             17                  17
         Industrial, miscellaneous and all other                               140            177                 177
---------------------------------------------------------------------- -------------- -------------- ------------------------
              Total Common Stocks                                              153            194                 194
     Nonredeemable preferred stocks                                            169            173                 173
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Equity Securities                                               322            367                 367
---------------------------------------------------------------------- -------------- -------------- ------------------------
Mortgage Loans                                                               2,124                              2,124
Real Estate Held For Sale                                                       37                                 37
Policy Loans                                                                 1,121                              1,121
Short-Term Securities                                                        3,731                              3,731
Trading Securities                                                           1,360                              1,360
Other Investments(2)(3)(4)                                                   1,341                              1,341
---------------------------------------------------------------------- -------------- -------------- ------------------------
         Total Investments                                                 $55,350                            $57,796
====================================================================== ============== ============== ========================


(1) Determined in accordance with methods described in Notes 1 and 3 of the Notes to Consolidated Financial Statements.

(2) Excludes $3.2 billion of Citigroup Inc. preferred stock. See Note 13 of Notes to Consolidated Financial Statements.

(3) Also excludes $415 million fair value of investment in affiliated partnership interests.

(4) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                 ($ IN MILLIONS)


----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
                                                       FUTURE POLICY
                                       DEFERRED        BENEFITS,           OTHER POLICY
                                       POLICY          LOSSES, CLAIMS      CLAIMS AND                  NET           BENEFITS,
                                       ACQUISITION     AND LOSS            BENEFITS       PREMIUM      INVESTMENT    CLAIMS AND
                                       COSTS           EXPENSES(1)         PAYABLE        REVENUE      INCOME        LOSSES(2)
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
        2004
Travelers Life & Annuity                $2,771           $46,452             $581            $911         $3,012        $2,716
Primerica                                2,178             3,696              180           1,315            336           560
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,949           $50,148             $761          $2,226         $3,348        $3,276
=================================== ================ ================ ================= ============ =============== ============
        2003
Travelers Life & Annuity                $2,361           $42,023             $532          $1,082         $2,743        $2,816
Primerica                                2,034             3,500              161           1,245            315           534
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $4,395           $45,523             $693          $2,327         $3,058        $3,350
=================================== ================ ================ ================= ============ =============== ============
       2002
Travelers Life & Annuity                $2,043           $37,774             $461           $ 730         $2,646        $2,404
Primerica                                1,893             3,261              147           1,194            290           527
----------------------------------- ---------------- ---------------- ----------------- ------------ --------------- ------------
Total                                   $3,936           $41,035             $608          $1,924         $2,936        $2,931
=================================== ================ ================ ================= ============ =============== ============

----------------------------------- ------------------- ------------- ----------
                                    AMORTIZATION OF
                                    DEFERRED POLICY      OTHER
                                    ACQUISITION          OPERATING     PREMIUMS
                                    COSTS                EXPENSES      WRITTEN
----------------------------------- ------------------- ------------- ----------
        2004
Travelers Life & Annuity                  $400             $259            $911
Primerica                                  249              228           1,310
----------------------------------- ------------------- ------------- ----------
Total                                     $649             $487          $2,221
=================================== =================== ============= ==========
        2003
Travelers Life & Annuity                  $266             $240          $1,093
Primerica                                  235              219           1,251
----------------------------------- ------------------- ------------- ----------
Total                                     $501             $459          $2,344
=================================== =================== ============= ==========
       2002
Travelers Life & Annuity                  $174             $190           $ 729
Primerica                                  219              217           1,184
----------------------------------- ------------------ ------------ ------------
Total                                     $393             $407          $1,913
=================================== ================== ============ ============


(1)  Includes contractholder funds.
(2)  Includes interest credited to contractholders.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES

                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
                                                                                                             PERCENTAGE OF
                                                             CEDED TO OTHER    ASSUMED FROM                 AMOUNT ASSUMED
                                              GROSS AMOUNT      COMPANIES     OTHER COMPANIES  NET AMOUNT       TO NET
       -------------------------------------- -------------- ---------------- ---------------- ------------ ----------------
     2004
       Life Insurance In Force                     $646,184        $397,411          $3,470        $252,243          1.4%

       Premiums:
            Life insurance                         $  2,609        $    460          $    1        $  2,150            -
            Accident and health insurance               305             229               -              76            -
            Property casualty                             1               1               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,915        $    690          $    1        $  2,226            -
                                                   ========        ========          ======        ========       ======
      2003
       Life Insurance In Force                     $593,006        $356,298          $3,519        $240,227          1.4%

       Premiums:
            Life insurance                         $  2,672        $    419          $    1        $  2,254            -
            Accident and health insurance               308             235               -              73            -
            Property casualty                            21              21               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  3,001        $    675          $    1        $  2,327            -
                                                   ========        ========          ======        ========       ======
      2002
       Life Insurance In Force                     $549,066        $321,940          $3,568        $230,694          1.5%

       Premiums:
            Life insurance                         $  2,227          $  377          $    -        $  1,850            -
            Accident and health insurance               316             242               -              74            -
            Property casualty                           109             109               -               -            -
                                                   --------        --------          ------        --------       ------
                Total Premiums                     $  2,652        $    728          $    -        $  1,924            -
                                                   ========        ========          ======        ========       ======


                        PREMIER ADVISERS - ASSET MANAGER
                               PREMIER ADVISERS L

                       STATEMENT OF ADDITIONAL INFORMATION

           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES










                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY





                         THE TRAVELERS INSURANCE COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-21258S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

       Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002
       Consolidated Balance Sheets as of December 31, 2004 and 2003 Consolidated Statements of Changes in Retained Earnings and
       Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Consolidated Statements of Cash Flows for the years ended
       December 31, 2004, 2003 and 2002
       Notes to Consolidated Financial Statements
       Financial Statement Schedules

(b)    Exhibits

     EXHIBIT
      NUMBER      DESCRIPTION
     --------     -----------

       1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, filed July 30, 1998.)

       2.         Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a) Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

       4(b) Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-60227 filed November 9, 1998)

       6(a) Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Insurance Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1998.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-101778.)

       8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.)

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, filed July 30, 1998.).

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.         Not applicable.

      12.         Not applicable.

      15.         Powers of Attorney authorizing Ernest J. Wright or Kathleen A.
                  McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No.2 to the Registration Statement on Form N-4 filed April 17, 2000.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-60227, filed January 21, 2005.)

                  Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-60227, filed January 21, 2005.)


ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH INSURANCE COMPANY
------------------               -----------------------

George C. Kokulis                Director, Chairman, President and Chief
                                 Executive Officer

Glenn D. Lammey                  Director, Senior Executive Vice President,
                                 Chief Financial Officer, Chief Accounting
                                 Officer

Kathleen L. Preston              Director and Executive Vice President

Edward W. Cassidy                Director and Executive Vice President

Brendan M. Lynch                 Executive Vice President

David P. Marks                   Executive Vice President and Chief Investment
                                 Officer

Winnifred Grimaldi               Senior Vice President

Marla Berman Lewitus             Director, Senior Vice President and General
                                 Counsel

William P. Krivoshik             Director, Senior Vice President and Chief
                                 Information Officer

David A. Golino                  Vice President and Controller

Donald R. Munson, Jr.            Vice President

Mark Remington                   Vice President

Tim W. Still                     Vice President

Bennett Kleinberg                Vice President

Dawn Fredette                    Vice President

George E. Eknaian                Vice President and Chief Actuary

Linn K. Richardson               Second Vice President and Actuary

Paul Weissman                    Second Vice President and Actuary

Ernest J.Wright                  Vice President and Secretary

Kathleen A. McGah                Assistant Secretary and Deputy General Counsel

Principal Business Address:

         The Travelers Insurance Company
         One Cityplace
         Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 832 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 et seq. inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities,The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)     NAME AND PRINCIPAL                 POSITIONS AND OFFICES
        BUSINESS ADDRESS                   WITH UNDERWRITER
        ------------------                 ---------------------

        Kathleen L. Preston                Board of Manager

        Glenn D. Lammey                    Board of Manager

        William F. Scully III              Board of Manager

        Donald R. Munson, Jr.              Board of Manager, President, Chief
                                           Executive Officer and Chief Operating
                                           Officer

        Tim W. Still                       Vice President

        Anthony Cocolla                    Vice President

        John M. Laverty                    Treasurer and Chief Financial Officer

        Stephen E. Abbey                   Chief Compliance Officer

        Alison K. George                   Director and Chief Advertising
                                           Compliance Officer

        Stephen T. Mullin                  Chief Compliance Officer

        Ernest J. Wright                   Secretary

        Kathleen A. McGah                  Assistant Secretary

        William D. Wilcox                  Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

The Travelers Insurance Company
One Cityplace
Hartford, Connecticut 06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 26th day of April, 2005.



           THE TRAVELERS SEPARATE ACCOUNT SEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)




                                  By: *GLENN D. LAMMEY
                                      ------------------------------------------
                                      Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2005.


*GEORGE C. KOKULIS                Director, President and Chief Executive
------------------------------    Officer (Principal Executive Officer)
(George C. Kokulis)


*GLENN D. LAMMEY                  Director, Chief Financial Officer, Chief
------------------------------    Accounting Officer (Principal Financial
(Glenn D. Lammey)                 Officer)


*MARLA BERMAN LEWITUS             Director, Senior Vice President and General
------------------------------    Counsel
(Marla Berman Lewitus)


*KATHLEEN L. PRESTON              Director and Executive Vice President
------------------------------
(Kathleen L. Preston)


*EDWARD W. CASSIDY                Director and Executive Vice President
------------------------------
(Edward W. Cassidy)


*WILLIAM P. KRIVOSHIK             Director, Senior Vice President and Chief
------------------------------    Information Officer
(William P. Krivoshik)



*By:  /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.